                                                                    OMB APPROVAL
                                                           OMB Number: 3235-0570
                                                          Expires: Nov. 30, 2005
                                Estimated average burden hours per response: 5.0

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-05796
                                   ------------------------------------------

                               FFTW Funds, Inc.
        ---------------------------------------------------------------------
                    (Exact name of registrant as specified in charter)

                    200 Park Avenue, New York, NY                  10166
       ----------------------------------------------------------------
                    (Address of principal executive offices)     (Zip code)

                    Stephen P. Casper
                    President and Principal Executive Officer
                    200 Park Avenue, New York, NY 10166
       ----------------------------------------------------------------
                    (Name and address of agent for service)

                    with a copy to:

                    Jack Murphy, Esq.
                    Dechert
                    1775 I Street,
                    N.W., Washington, D.C. 20006-2401
       ----------------------------------------------------------------

Registrant's telephone number, including area code: 212-681-3000
                                                    ----------------

Date of fiscal year end:   12/31/2003
                         ----------------------------

Date of reporting period:  1/1/03 - 6/30/03
                          ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 0549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

 FFTW FUNDS, INC.
--------------------------------------------------------------------

                                                              Semi-Annual Report
                                                                   June 30, 2003

--------------------------------------------------------------------
 200 PARK AVENUE
 NEW YORK, NY 10166
 TELEPHONE 212.681.3000
 FACSIMILE 212.681.3250

FFTW FUNDS, INC.

  PRESIDENT'S LETTER

                                                                August 26, 2003

Dear Shareholders,

        We are pleased to present the Semi-Annual Report of FFTW Funds, Inc., for the six months ended June 30, 2003.

        In our continued effort to provide easy access to our Funds, FFTW Fund's Worldwide Core Portfolio and International Portfolio are available through Fidelity (800.544.6666). In addition, the Limited Duration and International Portfolios are available through the Charles Schwab & Co., Inc. Mutual Fund Marketplace (800.225.8570).

        FFTW is pleased to invite our clients and their consultants to participate in quarterly conference calls with senior portfolio managers to discuss our Funds. These regular calls provide a forum for open discussion on current market developments and outlook and FFTW's portfolio strategy. If you are interested in participating, please call Sarah Brown at 212.681.3002 for details.

        We appreciate your participation in FFTW Funds. In our continuing effort to meet your investment needs, we would welcome the opportunity to discuss the objectives and results of each of our portfolios with you.

Sincerely,

/s/ Stephen P. Casper

Stephen P. Casper
President and Principal Executive Officer
FFTW Funds, Inc.

FFTW FUNDS, INC.

  TABLE OF CONTENTS

SCHEDULE OF INVESTMENTS
                        U.S. Short-Term Portfolio               3
                        Limited Duration Portfolio              7
                        Mortgage-Backed Portfolio              11
                        Worldwide Portfolio                    17
                        Worldwide Core Portfolio               29
                        International Portfolio                39
                        Emerging Markets Portfolio             44
                        U.S. Inflation-Indexed Portfolio       48
                        Global Inflation-Indexed Hedged
                         Portfolio                             49

STATEMENT OF ASSETS AND LIABILITIES                            51

STATEMENT OF OPERATIONS                                        54

STATEMENT OF CHANGES IN NET ASSETS                             57

FINANCIAL HIGHLIGHTS                                           62

NOTES TO FINANCIAL STATEMENTS                                  71

DIRECTORS AND OFFICERS                                         90

FFTW FUNDS, INC.

  U.S. SHORT-TERM PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2003 (UNAUDITED)

                                                  COUPON                     FACE        VALUE
                                                   RATE        MATURITY     AMOUNT     (IN US $)
-------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (ABS) -- 79.1%

AUTO LOANS -- 15.5%
Americredit Automobile Receivables Trust,
 Ser. 2001-B, Class A4                            5.370%      06/12/2008   1,800,000    1,873,105
Americredit Automobile Receivables Trust,
 Ser. 2003-AM, Class A2B (FRN)                    1.580%      10/06/2006   2,000,000    1,999,905
Daimler Chrysler Auto Trust, Ser. 2001-A,
 Class A3                                         5.160%      01/06/2005     968,460      976,032
Daimler Chrysler Auto Trust, Ser. 2001-C,
 Class A3                                         4.210%      07/06/2005   1,700,000    1,720,029
Ford Credit Auto Owner Trust, Ser. 2000-E,
 Class A4                                         6.740%      06/15/2004   1,363,478    1,370,896
Ford Credit Floorplan Master Owner Trust,
 Ser. 2001-1, Class A (FRN)                       1.270%      07/15/2004   2,000,000    2,000,260
MMCA Automobile Trust, Ser. 2000-2, Class B       7.420%      08/15/2005   1,869,500    1,928,037
Superior Wholesale Inventory Financing Trust,
 Ser. 2001-A7, Class A (FRN)                      1.270%      03/15/2006   2,000,000    2,000,050
                                                                                      -----------
                                                                                       13,868,314
                                                                                      -----------

CREDIT CARDS -- 12.0%
Associates Credit Card Trust, Ser. 2000-2,
 Class B (FRN)                                    1.480%      09/18/2006   2,000,000    2,000,281
Chase Credit Card Master Trust, Ser. 1999-3,
 Class A                                          6.660%      01/15/2007   2,000,000    2,114,990
Citibank Credit Card Issuance Trust, Ser.
 2003-B1, Class B1 (FRN)                          1.540%      03/07/2008   1,000,000    1,001,511
Citibank Credit Card Master Trust I, Ser.
 1999-1, Class B                                  5.750%      02/15/2006   1,500,000    1,541,346
MBNA Master Credit Card Trust, Ser. 1999-C,
 Class C (FRN)+/+                                 1.980%      10/16/2006   2,050,000    2,051,322
Sears Credit Account Master Trust, Ser.
 1998-2, Class A                                  5.250%      10/16/2008   1,986,667    2,040,086
                                                                                      -----------
                                                                                       10,749,536
                                                                                      -----------

EQUIPMENT -- 1.2%
CNH Equipment Trust, Ser. 2001-B, Class A3
 (FRN)                                            1.490%      03/15/2006   1,094,424    1,094,342
                                                                                      -----------

HOME EQUITY LOANS -- 49.1%
ABSC Long Beach Home Equity Loan Trust, Ser.
 2000-LB1, Class AV (FRN)                         1.318%      08/21/2030   1,091,213    1,091,324
Ameriquest Mortgage Securities Inc., Ser.
 2000-2, Class A (FRN)                            1.480%      07/15/2030     746,862      747,308
Block Mortgage Finance Inc., Ser. 1997-2,
 Class A6 (FRN)                                   1.530%      05/25/2027   2,068,416    2,068,901
Chase Funding Mortgage Loan Asset-Backed
 Certificates, Ser. 1998-1, Class IIM2 (FRN)      1.555%      07/25/2028   2,136,625    2,125,114

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                  COUPON                     FACE        VALUE
                                                   RATE        MATURITY     AMOUNT     (IN US $)
-------------------------------------------------------------------------------------------------

HOME EQUITY LOANS (CONTINUED)
Countrywide Asset-Backed Certificates, Ser.
 1998-2, Class MV2 (FRN)                          1.575%      08/25/2028   1,332,589    1,314,538
Countrywide Asset-Backed Certificates, Ser.
 1999-2, Class MV2 (FRN)                          1.935%      05/25/2029   1,003,230      996,898
Countrywide Home Equity, Ser. 1999-A,
 Class CTFS (FRN)                                 1.500%      04/15/2025     786,202      785,137
Credit Suisse First Boston Mortgage
 Securities Corp., Ser. 2001-HS27, Class A
 (FRN)+/+*{::}                                    1.685%      08/25/2031   2,162,717    2,143,793
EQCC Home Equity Loan Trust, Ser. 1997-3,
 Class A9                                         6.570%      02/15/2029   1,000,000    1,037,176
Fleet Home Equity Loan Trust, Ser. 2001-1,
 Class A (FRN)                                    1.314%      05/20/2031   1,447,269    1,444,497
GE Capital Mortgage Services, Inc., Ser.
 1999-HE1, Class A5                               6.285%      08/25/2026   1,126,788    1,137,033
GSAMP Trust, Ser. 2002-NC1, Class A2 (FRN)        1.355%      07/25/2032   1,486,230    1,486,141
Holmes Financing plc, Ser. 2, Class 2A (FRN)      1.469%      07/15/2017   2,000,000    2,001,250
Holmes Financing plc, Ser. 6, Class 1C (FRN)      2.639%      07/15/2040   1,425,000    1,424,302
Household Home Equity Loan Trust, Ser.
 2002-3, Class A (FRN)                            1.554%      07/20/2032   1,367,707    1,368,767
IMPAC CMB Trust, Ser. 2001-3, Class A1 (FRN)      1.405%      10/25/2031   1,673,039    1,674,927
IMPAC CMB Trust, Ser. 2001-4, Class A2 (FRN)      1.605%      12/25/2031   1,469,837    1,476,057
Long Beach Asset Holdings Corp. NIM Trust,
 Ser. 2003-2, Class N1+/+{::}                     7.627%      06/25/2033     907,185      906,901
Long Beach Mortgage Loan Trust, Ser. 2003-4,
 Class M (FRN)                                    2.000%      07/10/2033   1,500,000    1,500,000
New Century Home Equity Loan Trust, Ser.
 1999-NCC, Class M2 (FRN)                         2.354%      10/20/2029   1,098,030    1,098,159
New Century Home Equity Loan Trust, Ser.
 2003-3, Class A3 (FRN)                           1.380%      07/25/2033   2,000,000    2,000,000
Option One Mortgage Loan Trust, Ser. 2001-4,
 Class A (FRN)                                    1.335%      01/25/2032   1,488,095    1,488,683
Option One Mortgage Loan Trust, Ser. 2002-1,
 Class M2 (FRN)                                   2.335%      02/25/2032   1,500,000    1,486,663
Option One Mortgage Loan Trust, Ser. 2003-3,
 Class M1 (FRN)*                                  1.685%      06/25/2033   2,000,000    1,993,125
Residential Asset Securities Corp., Ser.
 1996-KS2, Class A4                               7.980%      05/25/2026   1,246,424    1,245,353
Residential Asset Securities Corp., Ser.
 1999-KS2, Class AI7                              7.390%      06/25/2028   2,000,000    2,114,191
Residential Asset Securities Corp., Ser.
 2001-KS1, Class AI3                              5.854%      02/25/2026     212,868      213,079
Residential Funding Mortgage Securities II,
 Ser. 2003-HI2, Class A1 (FRN)                    1.160%      08/25/2010   1,750,000    1,749,453
The Money Store Home Equity Trust, Ser.
 1998-A, Class AF8                                6.245%      05/15/2010   1,804,994    1,835,762
WMC Mortgage Loan Pass-Through Certificates,
 Ser. 1999-A, Class M1 (FRN)                      2.080%      10/15/2029   2,000,000    2,007,922
                                                                                      -----------
                                                                                       43,962,454
                                                                                      -----------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                  COUPON                     FACE        VALUE
                                                   RATE        MATURITY     AMOUNT     (IN US $)
-------------------------------------------------------------------------------------------------

STUDENT LOANS -- 1.3%
PNC Student Loan Trust I, Ser. 1997-2,
 Class A7                                         6.728%      01/25/2007   1,100,000    1,173,456
                                                                                      -----------
   Total (Cost - $71,017,810)                                                          70,848,102
                                                                                      -----------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 17.2%

CMO FLOATER -- 7.5%
FHLMC, Ser. T-19, Class A (FRN)                   1.205%      02/25/2029     971,865      972,039
FNMA, Ser. 2003-21, Class FJ (FRN)                2.385%      03/25/2033     643,345      644,077
GSR Mortgage Loan Trust, Ser. 2003-5F,
 Class 1A3 (FRN)                                  2.460%      08/25/2032   1,507,440    1,509,795
J.P. Morgan Commercial Mortgage Finance
 Corp., Ser. 2000-FL1, Class C (FRN)+/+{::}       1.970%      04/15/2010   1,863,185    1,863,893
Structured Asset Securities Corp., Ser.
 2002-NP1, Class A1 (FRN)+/+*{::}                 1.685%      08/25/2032   1,731,806    1,731,806
                                                                                      -----------
                                                                                        6,721,610
                                                                                      -----------

NON-ACCELERATED SENIOR -- 1.5%
FHLMC, Ser. 2303, Class B                         5.500%      10/15/2030   1,319,859    1,326,588
                                                                                      -----------

PLANNED AMORTIZATION CLASS -- 2.2%
Prudential Home Mortgage Securities, Ser.
 1993-60, Class A4                                6.750%      12/25/2023   1,978,000    1,974,637
                                                                                      -----------

SEQUENTIAL -- 2.2%
FHLMC Structured Pass-Through Securities,
 Ser. H008, Class A2                              1.770%      06/15/2007   2,000,000    1,997,760
                                                                                      -----------

OTHER CMO -- 3.8%
Amortizing Residential Collateral Trust, Ser.
 2002-BC1, Class A (FRN)                          1.375%      01/01/2032   1,835,048    1,835,950
Santa Barbara Funding II, Ser. A, Class 1
 (FRN)                                            1.963%      03/20/2018      55,505       55,715
Washington Mutual, Ser. 2003-AR4, Class A1        1.532%      05/25/2033   1,468,379    1,467,461
                                                                                      -----------
                                                                                        3,359,126
                                                                                      -----------
   Total (Cost - $15,388,839)                                                          15,379,721
                                                                                      -----------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                  COUPON                     FACE        VALUE
                                                   RATE        MATURITY     AMOUNT     (IN US $)
-------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (CMBS) -- 4.5%
Credit Suisse First Boston Mortgage
 Securities Corp., Ser. 2001-FL2A, Class A
 (FRN)+/+                                         1.430%      09/15/2013   1,748,460    1,744,554
Salomon Brothers Mortgage Securities VII,
 Ser. 2001-CDCA, Class A (FRN)+/+                 1.420%      02/15/2013   2,268,510    2,268,264
                                                                                      -----------
   Total (Cost - $4,010,291)                                                            4,012,818
                                                                                      -----------

U.S. TREASURY OBLIGATION -- 0.2%
U.S. Treasury Bill=/= (Cost - $199,713)        1.155%-1.168%  08/14/2003     200,000      199,806
                                                                                      -----------
TOTAL INVESTMENTS - 101.0% (COST -
$90,616,653)                                                                           90,440,447
LIABILITIES, NET OF OTHER ASSETS - (1.0%)                                                (892,732)
                                                                                      -----------
NET ASSETS - 100.0%                                                                    89,547,715
                                                                                      ===========

SUMMARY OF ABBREVIATIONS
------------------------
FHLMC  Freddie Mac
FNMA   Fannie Mae
FRN    Floating Rate Note

+/+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities were valued at $12,710,533, or 14.2% of net assets. Of these securities, the Board of Directors has deemed securities valued at $6,064,140, or 6.8% of net assets, to be liquid.
* Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors. At June 30, 2003, these securities were valued at $5,868,724 or 6.6% of net assets.
{::} Illiquid security.
=/=  Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  LIMITED DURATION PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2003 (UNAUDITED)

                                                  COUPON                     FACE         VALUE
                                                   RATE        MATURITY     AMOUNT      (IN US $)
---------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (ABS) -- 58.8%

AUTO LOANS -- 13.9%
Americredit Automobile Receivables Trust,
 Ser. 2001-1, Class B                             5.810%      05/06/2006    3,500,000     3,595,087
Americredit Automobile Receivables Trust,
 Ser. 2002-D, Class A4                            3.400%      04/13/2009    2,500,000     2,555,954
Capital One Prime Auto Receivables Trust,
 Ser. 2003-1, Class A4                            2.590%      09/15/2009    3,000,000     3,037,324
Ford Credit Auto Owner Trust, Ser. 2001-A,
 Class B                                          5.960%      07/15/2005    3,000,000     3,105,924
Honda Auto Receivables Owner Trust, Ser.
 2002-2, Class A3                                 3.830%      02/15/2006    2,840,000     2,900,477
Honda Auto Receivables Owner Trust, Ser.
 2003-1, Class A4                                 2.480%      07/18/2008    2,000,000     2,031,001
MMCA Automobile Trust, Ser. 2000-2, Class B       7.420%      08/15/2005    2,700,000     2,784,542
Superior Wholesale Inventory Financing Trust,
 Ser. 2001-A7, Class A (FRN)                      1.270%      03/15/2006    3,000,000     3,000,074
                                                                                       ------------
                                                                                         23,010,383
                                                                                       ------------

CREDIT CARDS -- 15.0%
Advanta Business Card Master Trust, Ser.
 2000-B, Class B (FRN)                            1.654%      01/20/2006    3,000,000     3,000,198
Associates Credit Card Trust, Ser. 2000-2,
 Class B (FRN)                                    1.480%      09/18/2006      921,000       921,130
Chase Credit Card Master Trust, Ser. 1999-3,
 Class B                                          6.950%      01/15/2007    1,000,000     1,059,650
Chase Credit Card Master Trust, Ser. 2002-6,
 Class C (FRN)                                    2.230%      01/15/2008    1,500,000     1,503,791
Citibank Credit Card Issuance Trust, Ser.
 2000-C1, Class C1                                7.450%      09/15/2007    3,000,000     3,318,675
Citibank Credit Card Issuance Trust, Ser.
 2001-B2, Class B2 (FRN)                          1.677%      12/10/2008    2,000,000     2,013,838
Discover Card Master Trust I, Ser. 1998-7,
 Class A                                          5.600%      05/16/2006    3,210,000     3,264,194
First USA Credit Card Master Trust, Ser.
 1999-3, Class C+/+                               6.450%      12/19/2006    2,500,000     2,588,429
MBNA Master Credit Card Trust, Ser. 1999-C,
 Class C (FRN)                                    1.980%      10/16/2006    3,000,000     3,001,934
MBNA Master Credit Card Trust, Ser. 2000-I,
 Class C+/+                                       7.650%      01/15/2008    2,000,000     2,187,912
Sears Credit Account Master Trust, Ser.
 1998-2, Class A                                  5.250%      10/16/2008    2,000,000     2,053,778
                                                                                       ------------
                                                                                         24,913,529
                                                                                       ------------

HOME EQUITY LOANS -- 27.9%
Advanta Mortgage Loan Trust, Ser. 1997-4,
 Class A7                                         6.630%      01/25/2029    2,361,505     2,439,422
Advanta Mortgage Loan Trust, Ser. 2000-2,
 Class A3                                         7.760%      05/25/2018    1,197,197     1,215,479
American Business Financial Services, Ser.
 2002-2, Class A3                                 4.760%      06/15/2021    2,000,000     2,055,295
Ameriquest Mortgage Securities Inc., Ser.
 2002-1, Class AF3                                5.120%      05/25/2032    3,000,000     3,042,775
Ameriquest Mortgage Securities Inc., Ser.
 2003-5, Class A3                                 3.027%      07/25/2033    2,000,000     2,026,183

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                  COUPON                     FACE         VALUE
                                                   RATE        MATURITY     AMOUNT      (IN US $)
---------------------------------------------------------------------------------------------------

HOME EQUITY LOANS (CONTINUED)
Chase Funding Loan Aquisition Trust, Ser.
 2001-C2, Class IA2                               5.673%      05/25/2022      628,266       630,238
Conseco Finance, Ser. 2000-C, Class A (FRN)       1.550%      12/15/2029      872,274       870,936
Contimortgage Home Equity Loan Trust, Ser.
 1998-2, Class A6                                 6.360%      11/15/2019    1,093,925     1,112,556
Contimortgage Home Equity Loan Trust, Ser.
 1998-3, Class A10                                5.840%      05/15/2016          316           317
Countrywide Asset-Backed Certificates, Ser.
 1999-3, Class AF5                                7.730%      09/25/2027    1,205,958     1,245,300
FNMA Whole Loan, Ser. 1998-W8, Class A4           6.020%      09/25/2028    1,483,060     1,489,237
Holmes Financing plc, Ser. 6, Class 1C (FRN)      2.639%      07/15/2040    2,200,000     2,198,922
Long Beach Asset Holdings Corp. NIM Trust,
 Ser. 2003-2, Class N1+/+{::}                     7.627%      06/25/2033    2,721,554     2,720,703
New Century Home Equity Loan Trust, Ser.
 1999-NCC, Class M2 (FRN)                         2.354%      10/20/2029    1,866,651     1,866,871
New Century Home Equity Loan Trust, Ser.
 2003-3, Class A3 (FRN)                           1.380%      07/25/2033    2,000,000     2,000,000
Option One Mortgage Loan Trust, Ser. 2002-1,
 Class A (FRN)                                    1.325%      02/25/2032    2,886,383     2,888,521
Option One Mortgage Loan Trust, Ser. 2003-2,
 Class A2 (FRN)                                   1.335%      04/25/2033    2,445,831     2,446,013
Option One Mortgage Securities Corp. NIM
 Trust,
 Ser. 2003-2B, Class N1+/+                        7.630%      04/26/2033    2,539,815     2,539,022
Residential Asset Mortgage Products, Inc.,
 Ser. 2003-RS4, Class AI3                         2.742%      11/25/2028    3,000,000     3,015,000
Residential Asset Securities Corp., Ser.
 1999-KS2, Class AI7                              7.390%      06/25/2028    3,000,000     3,171,286
Residential Asset Securities Corp., Ser.
 2000-KS3, Class AI4                              8.035%      09/25/2028    2,121,003     2,200,588
Residential Asset Securities Corp., Ser.
 2001-KS1, Class AI3                              5.854%      02/25/2026      510,882       511,391
Vanderbilt Mortgage Finance, Ser. 2001-A,
 Class A2                                         6.120%      02/07/2015    1,468,288     1,490,692
Vanderbilt Mortgage Finance, Ser. 2002-C,
 Class A1F                                        2.550%      12/07/2009    3,230,745     3,250,186
                                                                                       ------------
                                                                                         46,426,933
                                                                                       ------------

OTHER ABS -- 2.0%
CIT Marine Trust, Ser. 1999-A, Class A4           6.250%      11/15/2019    3,000,000     3,270,871
                                                                                       ------------
   Total (Cost - $97,176,881)                                                            97,621,716
                                                                                       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 11.8%

CMO FLOATER -- 1.0%
Washington Mutual, Ser. 2001-AR6, Class B1
 (FRN)                                            5.706%      01/26/2032    1,681,810     1,717,023
                                                                                       ------------

PLANNED AMORTIZATION CLASS -- 4.0%
FHLMC, Ser. 1669, Class G                         6.500%      02/15/2023    3,491,507     3,577,583

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                  COUPON                     FACE         VALUE
                                                   RATE        MATURITY     AMOUNT      (IN US $)
---------------------------------------------------------------------------------------------------

PLANNED AMORTIZATION CLASS (CONTINUED)
FHLMC, Ser. 2550, Class QT                        3.500%      02/15/2017    3,000,000     3,028,682
                                                                                       ------------
                                                                                          6,606,265
                                                                                       ------------

SEQUENTIAL -- 5.1%
Bank of America Mortage Securities, Ser.
 2003-C, Class 2A1                                3.929%      04/25/2033    2,316,521     2,340,000
FHLMC Structured Pass Through Certificates,
 Ser. T-45, Class A2                              2.910%      08/27/2007    2,215,741     2,228,089
FNMA, Ser. 2002-W6, Class 1A3                     4.320%      11/25/2034    2,400,000     2,467,735
Wells Fargo Mortgage Backed Securities Trust,
 Ser. 2002-C, Class B1 (FRN)                      5.059%      07/25/2032    1,332,130     1,337,955
                                                                                       ------------
                                                                                          8,373,779
                                                                                       ------------

Z BOND -- 1.7%
Structured Asset Securities Corp., Ser.
 1998-6, Class A2                                 6.500%      07/25/2028    2,769,783     2,840,139
                                                                                       ------------
   Total (Cost - $19,613,102)                                                            19,537,206
                                                                                       ------------

CORPORATE OBLIGATIONS -- 2.5%
Countrywide Home Loan, MTN                        5.250%      06/15/2004    1,500,000     1,555,151
Permanent Financing Plc. (United Kingdom)         4.200%      06/10/2005    2,500,000     2,648,725
                                                                                       ------------
   Total (Cost - $4,033,345)                                                              4,203,876
                                                                                       ------------

U.S. TREASURY NOTE -- 22.4%
U.S. Treasury Note (Cost - $37,444,058)           7.000%      07/15/2006   32,250,000    37,273,937
                                                                                       ------------

SHORT-TERM INVESTMENT -- 0.2%
U.S. Treasury Bill@++ (Cost - $299,658)        1.155%-1.168%  08/14/2003      300,000       299,709
                                                                                       ------------

TOTAL INVESTMENTS - 95.7% (COST -
$158,567,044)                                                                           158,936,444
OTHER ASSETS, NET OF LIABILITIES - 4.3%                                                   7,149,443
                                                                                       ------------
NET ASSETS - 100.0%                                                                     166,085,887
                                                                                       ============

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

SUMMARY OF ABBREVIATIONS
------------------------
FHLMC                  Freddie Mac
FNMA                   Fannie Mae
FRN                    Floating Rate Note
MTN                    Medium-Term Note

+/+ Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities were valued at $10,036,066, or 6.0% of net assets. The Board of Directors has deemed securities valued at $7,315,363 or 4.4% of net assets to be liquid.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
++   Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  MORTGAGE-BACKED PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                      FACE         VALUE
                                                    RATE         MATURITY     AMOUNT      (IN US $)
-----------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (ABS) -- 1.2%
Advanta Mortgage Loan Trust, Ser. 1997-1,
 Class B1A (FRN)                                   1.985%       05/25/2027      806,669       781,168
Chase Funding Mortgage Loan Asset Backed,
 Ser. 2002-2, Class 1A1                            2.811%       06/25/2016    1,039,033     1,042,979
                                                                                         ------------
   Total (Cost - $1,821,217)                                                                1,824,147
                                                                                         ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 140.2%

CMO FLOATER - FHLMC -- 9.7%
FHLMC, Ser. 2132, Class FN (FRN)                   2.220%       03/15/2029    2,000,000     2,014,413
FHLMC, Ser. 2157, Class F (FRN)                    1.530%       05/15/2029    1,774,998     1,783,129
FHLMC, Ser. 2326, Class FC (FRN)                   1.680%       06/15/2029    1,837,443     1,834,576
FHLMC, Ser. 2334, Class FA (FRN)                   1.680%       07/15/2031    1,709,098     1,714,041
FHLMC, Ser. 2410, Class FY (FRN)                   1.680%       02/15/2032    2,373,052     2,365,333
FHLMC, Ser. 2557, Class WF (FRN)                   1.580%       01/15/2033    2,651,296     2,658,132
FHLMC, Ser. 2570, Class FQ (FRN)                   2.530%       08/15/2031    1,003,264     1,005,454
FHLMC, Ser. 2603, Class F (FRN)                    1.480%       04/15/2033      906,459       905,263
                                                                                         ------------
                                                                                           14,280,341
                                                                                         ------------

CMO FLOATER - FNMA -- 7.1%
FNMA, Ser. 1994-89, Class F (FRN)                  1.513%       03/25/2009    1,057,826     1,056,334
FNMA, Ser. 1999-47, Class JF (FRN)                 1.758%       11/18/2027    1,684,903     1,693,812
FNMA, Ser. 2001-61, Class FM (FRN)                 1.358%       10/18/2016    1,596,329     1,600,175
FNMA, Ser. 2002-35, Class FQ (FRN)                 1.335%       07/25/2027    1,294,332     1,295,337
FNMA, Ser. 2002-60, Class FH (FRN)                 2.035%       08/25/2032    3,931,050     3,955,075
FNMA, Ser. 2003-21, Class FJ (FRN)                 2.385%       03/25/2033      804,181       805,097
                                                                                         ------------
                                                                                           10,405,830
                                                                                         ------------

CMO FLOATER - GNMA -- 2.6%
GNMA, Ser. 1999-27, Class FE (FRN)                 1.580%       08/16/2029    1,136,438     1,139,608
GNMA, Ser. 2000-16, Class FH (FRN)                 1.630%       04/16/2019    1,556,797     1,558,956
GNMA, Ser. 2003-34, Class F (FRN)*                 2.404%       04/20/2033    1,100,863     1,101,551
                                                                                         ------------
                                                                                            3,800,115
                                                                                         ------------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                      FACE         VALUE
                                                    RATE         MATURITY     AMOUNT      (IN US $)
-----------------------------------------------------------------------------------------------------
CMO FLOATER - OTHER -- 7.9%
Credit Suisse First Boston Mortgage
 Securities Corp., Ser. 2003-1, Class 2A4
 (FRN)                                             1.635%       01/25/2033    3,208,360     3,216,798
GSR Mortgage Loan Trust, Ser. 2003-5F,
 Class 1A3 (FRN)                                   2.460%       08/25/2032    1,582,812     1,585,285
Master Asset Securitization Trust, Ser.
 2003-1, Class 2A19 (FRN)*                         1.585%       02/25/2033    3,392,680     3,399,042
Master Seasoned Securities Trust, Ser.
 2003-1, Class 3A7 (FRN)*                          2.535%       02/25/2033    1,463,559     1,466,075
Structured Asset Securities Corp., Ser.
 2002-NP1, Class A1 (FRN):+/+*{::}                 1.685%       08/25/2032    2,020,440     2,020,440
                                                                                         ------------
                                                                                           11,687,640
                                                                                         ------------

PASS-THROUGHS - FHLMC -- 22.1%
FHLMC Gold Pool #C40151                            10.000%      07/01/2030      647,985       747,724
FHLMC Gold Pool #C66588                            7.000%       04/01/2032    3,926,762     4,116,834
FHLMC Gold Pool #C79112                            6.000%       05/01/2033    1,011,160     1,048,411
FHLMC Gold Pool #D85424                            6.500%       01/01/2028      543,916       566,757
FHLMC Gold TBA                                     5.500%       07/01/2033    9,000,000     9,284,058
FHLMC Gold TBA                                     6.500%       07/01/2031   16,000,000    16,650,000
                                                                                         ------------
                                                                                           32,413,784
                                                                                         ------------

PASS-THROUGHS - FNMA -- 44.0%
FNMA Pool #252439                                  6.500%       05/01/2029      794,627       829,532
FNMA Pool #303975                                  10.000%      11/01/2018    1,384,607     1,580,176
FNMA Pool #323979                                  6.500%       04/01/2029      381,638       398,521
FNMA Pool #340777                                  6.500%       03/01/2011        3,797         4,016
FNMA Pool #403646                                  6.500%       12/01/2027      730,445       763,236
FNMA Pool #407591                                  6.500%       12/01/2027    1,327,970     1,387,586
FNMA Pool #637022                                  7.500%       03/01/2032    3,128,520     3,324,033
FNMA Pool #646091                                  7.000%       06/01/2032    2,501,912     2,634,757
FNMA Pool #694917                                  5.500%       04/01/2033    4,771,410     4,940,087
FNMA Pool #694973                                  5.500%       04/01/2033    1,389,225     1,438,336
FNMA Pool #696859                                  5.500%       04/01/2033    2,492,594     2,580,712
FNMA Pool #699855                                  5.500%       04/01/2033    1,288,176     1,333,715
FNMA TBA                                           5.000%       07/01/2018    6,000,000     6,196,872
FNMA TBA                                           5.000%       07/01/2033   10,000,000    10,159,380
FNMA TBA                                           5.500%       07/01/2033    6,000,000     6,200,628
FNMA TBA                                           6.000%       07/01/2031   20,000,000    20,781,240
                                                                                         ------------
                                                                                           64,552,827
                                                                                         ------------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                      FACE         VALUE
                                                    RATE         MATURITY     AMOUNT      (IN US $)
-----------------------------------------------------------------------------------------------------
PASS-THROUGHS - GNMA -- 26.9%
GNMA II TBA                                        5.500%       07/01/2033    3,000,000     3,111,937
GNMA Pool #448338                                  7.500%       04/15/2031    1,669,344     1,773,649
GNMA Pool #475892                                  6.500%       07/15/2028    1,211,760     1,274,292
GNMA Pool #485773                                  7.000%       09/15/2031    1,044,359     1,103,031
GNMA Pool #533634                                  7.500%       04/15/2031    1,945,099     2,066,634
GNMA Pool #541332                                  7.000%       04/15/2031      862,655       911,119
GNMA Pool #541343                                  7.000%       04/15/2031    1,013,290     1,070,216
GNMA Pool #541344                                  7.500%       03/15/2031      473,079       502,638
GNMA Pool #544533                                  7.000%       05/15/2031    1,665,557     1,759,127
GNMA Pool #550976                                  7.000%       10/15/2031    1,847,808     1,951,618
GNMA Pool #552713                                  7.000%       08/15/2032    1,504,456     1,589,032
GNMA Pool #566574                                  7.000%       09/15/2031    3,733,425     3,943,168
GNMA Pool #566575                                  7.500%       09/15/2031      553,359       587,935
GNMA Pool #566613                                  7.000%       10/15/2031    2,199,549     2,323,119
GNMA TBA                                           5.000%       07/01/2033    8,000,000     8,192,496
GNMA TBA                                           5.500%       07/01/2033    2,000,000     2,081,876
GNMA TBA                                           6.500%       07/01/2031    5,000,000     5,250,000
                                                                                         ------------
                                                                                           39,491,887
                                                                                         ------------

PLANNED AMORTIZATION CLASS -- 8.7%
FHLMC, Ser. 2236, Class PB                         7.500%       09/15/2025    1,500,000     1,565,842
FHLMC, Ser. 2271, Class PD                         7.250%       02/15/2030    3,705,000     3,782,432
FHLMC, Ser. 2271, Class PY                         6.500%       03/15/2029      259,240       259,276
FNMA, Ser. 1992-166, Class J                       7.000%       05/25/2007      907,233       916,674
FNMA, Ser. 2001-30, Class PK                       7.000%       10/25/2029    1,000,000     1,013,101
GNMA, Ser. 1999-13, Class PC                       6.000%       03/20/2028    5,000,000     5,192,244
                                                                                         ------------
                                                                                           12,729,569
                                                                                         ------------

SEQUENTIAL -- 1.8%
Norwest Asset Securities Corporation, Ser.
 1999-27, Class A1                                 6.750%       12/25/2014      709,510       711,949
Residential Funding Mortgage Securitization
 I, Ser. 1999-S20, Class A1                        6.500%       09/25/2014    1,936,561     1,949,875
                                                                                         ------------
                                                                                            2,661,824
                                                                                         ------------

Z BONDS -- 3.3%
FNMA, Ser. 1997-43, Class ZD                       7.500%       06/17/2027    3,915,294     4,283,587

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                      FACE         VALUE
                                                    RATE         MATURITY     AMOUNT      (IN US $)
-----------------------------------------------------------------------------------------------------

Z BONDS (CONTINUED)
FNMA, Ser.1992-29, Class Z                         8.000%       02/25/2022      523,060       552,554
                                                                                         ------------
                                                                                            4,836,141
                                                                                         ------------

OTHER CMO -- 6.1%
Citicorp Mortgage Securities, Inc., Ser.
 1999-6, Class A (FRN)                             6.065%       09/25/2014    1,290,706     1,315,713
FHLMC, Ser. 42, Class C                            9.000%       06/15/2020    1,615,340     1,694,570
FNMA, Ser. 1997-68, Class FC (FRN)                 1.625%       05/18/2027    1,573,864     1,580,882
Wachovia Bank Commercial Mortgage Trust, Ser.
 2002-C1, Class A2                                 5.681%       04/15/2034    4,000,000     4,433,946
                                                                                         ------------
                                                                                            9,025,111
                                                                                         ------------
   Total (Cost - $204,252,425)                                                            205,885,069
                                                                                         ------------

COMMERCIAL MORTGAGE BACKED SECURITIES (CMBS) -- 6.1%

INTEREST ONLY CMBS -- 2.0%
DLJ Commercial Mortgage Corp., Ser. 1998-CG1,
 Class S, IO#=/=                                   7.644%       10/06/2031   37,393,623     1,100,285
First Union-Lehman Brothers - Bank of
 America,
 Ser. 1998-C2, Class IO#=/=                    8.503%-10.030%   11/18/2035   32,901,108       922,281
Morgan Stanley Capital 1, Ser. 1998-HF1,
 Class X, IO#=/=                                   10.249%      03/15/2030   24,511,625       861,020
                                                                                         ------------
                                                                                            2,883,586
                                                                                         ------------

OTHER CMBS -- 4.1%
First Union-Lehman Brothers Commercial
 Mortgage,
 Ser. 1997-C2, Class A3                            6.650%       11/18/2029    5,300,000     6,026,597
                                                                                         ------------
   Total (Cost - $7,934,290)                                                                8,910,183
                                                                                         ------------

MORTGAGE DERIVATIVES -- 4.0%

MORTGAGE DERIVATIVES - INVERSE IO -- 1.7%
FHLMC, Ser. 2519, Class SL, IO#=/=                 17.091%      02/15/2031    1,882,002       153,298
FHLMC, Ser. 2564, Class US, IO#=/=                 41.597%      02/15/2033    1,968,629        93,250
FHLMC, Ser. 2594, Class SE, IO (FRN)#=/=           22.492%      10/15/2030    4,958,141       539,198
FHLMC, Ser. 2617, Class GS, IO#=/=             29.122%-29.657%  11/15/2030    6,975,650       784,761

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                      FACE         VALUE
                                                    RATE         MATURITY     AMOUNT      (IN US $)
-----------------------------------------------------------------------------------------------------

MORTGAGE DERIVATIVES - INVERSE IO (CONTINUED)
FNMA, Ser. 2003-27, Class SP, IO#=/=               27.274%      06/25/2028    2,500,000       278,114
GNMA, Ser. 2003-52, Class S, IO#=/=                26.046%      06/16/2033    5,000,000       661,500
                                                                                         ------------
                                                                                            2,510,121
                                                                                         ------------

MORTGAGE DERIVATIVES - PO -- 0.8%
FHLMC, Ser. 2538, Class PO#=/=                     34.982%      12/15/2032      431,217       394,833
FNMA, Ser. 2003-11, Class NO, PO#=/=           15.572%-20.539%  02/25/2033      832,125       825,008
                                                                                         ------------
                                                                                            1,219,841
                                                                                         ------------

MORTGAGE DERIVATIVES - IO -- 0.4%
FHLMC, Ser. 218, Class IO#=/=                      0.455%       02/01/2032      638,440        75,412
FHLMC, Ser. 2572, Class LI, IO#=/=                 11.532%      05/15/2022    2,000,000       157,271
FNMA, Ser. 329, Class 2, IO#=/=                    0.000%       12/01/2032    1,880,768       322,179
                                                                                         ------------
                                                                                              554,862
                                                                                         ------------

VENDEE IO -- 1.1%
Vendee Mortgage Trust, Ser. 1992-2, Class
 IO#=/=                                        1.499%-15.658%   09/15/2022   16,302,265       287,837
Vendee Mortgage Trust, Ser. 1994-2, Class 3
 IO#=/=                                        0.000%-17.357%   06/15/2024   67,479,322        73,806
Vendee Mortgage Trust, Ser. 1994-3A, Class 1
 IO#=/=                                        6.174%-15.862%   09/15/2024   38,650,407       217,409
Vendee Mortgage Trust, Ser. 1994-3B, Class 2
 IO#=/=                                        1.302%-12.519%   09/15/2024   16,330,450        88,031
Vendee Mortgage Trust, Ser. 1996-1, Class 1
 IO#=/=                                        5.752%-15.424%   02/15/2026   65,701,231       544,088
Vendee Mortgage Trust, Ser. 1996-2, Class 1
 IO#=/=                                         6.163%-8.317%   06/15/2026   53,708,946        71,332
Vendee Mortgage Trust, Ser. 1997-1, Class
 IO#=/=                                            10.552%      02/15/2027    7,475,108        60,735
Vendee Mortgage Trust, Ser. 1998-2, Class 1
 IO#=/=                                            9.026%       06/15/2028   10,200,654        33,471
Vendee Mortgage Trust, Ser. 2001-2, Class
 IO#=/=                                            5.022%       02/15/2031    6,230,039        62,300
Vendee Mortgage Trust, Ser. 2002-1, Class 2
 IO#=/=                                            11.496%      08/15/2031   20,772,125       123,334
                                                                                         ------------
                                                                                            1,562,343
                                                                                         ------------
   Total (Cost - $7,638,588)                                                                5,847,167
                                                                                         ------------
                                                   STRIKE       EXPIRATION
                                                    PRICE          DATE      CONTRACTS
                                                   ------       ----------   ---------

OPTIONS -- 0.0%
U.S. 10 Yr Note Futures Option, Call, August
 2003                                              119.00       08/23/2003           10        21,250
U.S. 10 Yr Note Futures Option, Call, July
 2003                                              116.00       07/26/2003           10         3,125
                                                                                         ------------
   Total (Cost - $11,009)                                                                      24,375
                                                                                         ------------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                      FACE         VALUE
                                                    RATE         MATURITY     AMOUNT      (IN US $)
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS -- 4.5%
FHLB Bond                                          5.750%       05/15/2012    2,000,000     2,297,570
FHLMC Global Bond                                  5.125%       07/15/2012    2,000,000     2,206,492
FNMA Global Bond                                   4.375%       03/15/2013    2,000,000     2,082,780
                                                                                         ------------
   Total (Cost - $6,624,823)                                                                6,586,842
                                                                                         ------------

SHORT-TERM INVESTMENT -- 3.0%
U.S. Treasury Bill@=/= (Cost - $4,393,779)      1.155%-1.168%   08/14/2003    4,400,000     4,395,732
                                                                                         ------------
TOTAL INVESTMENTS - 159.0% (COST -
$232,676,131)                                                                             233,473,515
LIABILITIES, NET OF OTHER ASSETS - (59.0%)                                                (86,676,620)
                                                                                         ------------
NET ASSETS - 100.0%                                                                       146,796,895
                                                                                         ============

SUMMARY OF ABBREVIATIONS
------------------------
FHLB        Federal Home Loan Bank
FHLMC       Freddie Mac
FNMA        Fannie Mae
FRN         Floating Rate Note
GNMA        Government National Mortgage Association
IO          Interest Only
PO          Principal Only
TBA         To Be Announced - Security is subject to delayed delivery.
Vendee      Veterans Administration
Z Bond      A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal
            balance, becoming payable upon satisfaction of all prior
            bond class. The security is currently paying interest.

* Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors. At June 30, 2003, these securities were valued at $7,987,108, or 5.4% of net assets.
+/+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, this security was valued at $2,020,440, or 1.4% of net assets. The Board of Directors has deemed this security to be illiquid.
{::} Illiquid security.
#    Face amount shown represents amortized cost.
=/=  Interest rate shown represents yield to maturity at date of purchase.
@    Security, or a portion thereof, is held as collateral.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  WORLDWIDE PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                         FACE
                                                    RATE         MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (ABS) -- 12.1%

AUTO LOANS -- 2.5%
Daimler Chrysler Master Owner Trust, Ser.
 2002-B, Class A (FRN)                             1.215%       11/15/2007          2,500,000     2,500,359
GMAC Swift Trust, Ser. 1999-1+/+                   5.000%       01/18/2005  EUR       600,000       716,364
Volkswagen Credit Auto Master Trust, Ser.
 2000-1, Class A (FRN)                             1.259%       08/20/2007          1,000,000     1,002,937
                                                                                               ------------
                                                                                                  4,219,660
                                                                                               ------------

CREDIT CARDS -- 1.4%
Chester Asset Receivables Deal 11, Ser. A
 (United Kingdom)                                  6.125%       10/15/2010  EUR       900,000     1,184,822
Chester Asset Receivables Deal 5 (United
 Kingdom)                                          6.625%       03/17/2008  GBP       190,000       344,515
Citibank Credit Card Master Trust, Ser.
 1999-6, Class A+/+                                4.500%       08/25/2004  EUR       600,000       706,511
                                                                                               ------------
                                                                                                  2,235,848
                                                                                               ------------

HOME EQUITY LOANS -- 6.1%
ABSC Long Beach Home Equity Loan Trust, Ser.
 2000-LB1, Class AV (FRN)                          1.318%       08/21/2030             87,297        87,306
Block Mortgage Finance Inc., Ser. 1999-1,
 Class A7                                          5.830%       04/25/2016                 86            89
Chase Funding Loan Acquisition Trust, Ser.
 2002-C1, Class IA4                                6.043%       07/25/2029            490,000       507,878
Clare Special Purpose Company, Ser. 1,
 Class 1 (FRN)*                                    2.380%       12/14/2006          1,500,000     1,498,500
Clare Special Purpose Company, Ser. 1,
 Class 3 (FRN) (Japan)                             1.030%       12/14/2006  JPY   222,000,000     1,849,898
EQCC Home Equity Loan Trust, Ser. 2002-1,
 Class 2A (FRN)                                    1.335%       11/25/2031          1,498,957     1,500,286
Long Beach Mortgage Loan Trust, Ser. 2001-2,
 Class A2 (FRN)                                    1.315%       07/25/2031            880,850       880,954
New South Home Equity Trust, Ser. 1999-2,
 Class A4 (Step Up)                                7.590%       04/25/2030            465,159       485,898
Option One Mortgage Loan Trust, Ser. 2002-1,
 Class A (FRN)                                     1.325%       02/25/2032            641,419       641,894
Option One Mortgage Loan Trust, Ser. 2002-2,
 Class A (FRN)                                     1.305%       06/25/2032          1,964,047     1,964,328

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                         FACE
                                                    RATE         MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------------------------------

HOME EQUITY LOANS (CONTINUED)
Residential Asset Securities Corporation,
 Ser. 2000-KS5, Class AII (FRN)                    1.275%       12/25/2031            336,724       336,845
Superannuation Members Home Loans Global,
 Ser. 1A, Class A2 (FRN)+/+                        1.374%       06/15/2026            392,445       392,850
                                                                                               ------------
                                                                                                 10,146,726
                                                                                               ------------

OTHER ABS -- 2.1%
HABS Corp., Ser. 2000-1X, Class A (FRN)
 (Cayman Islands)                                  2.160%       11/28/2007            664,583       663,919
Life Funding Co., Ser. 2001-1A, Class A1
 (FRN) (Cayman Islands)+/+*                        0.446%       10/14/2008  JPY   127,030,800     1,056,553
Shinsei Funding SPC, Ser. 2001-2X, Class A
 (FRN) (Japan)                                     0.411%       10/25/2008  JPY   220,000,000     1,819,363
                                                                                               ------------
                                                                                                  3,539,835
                                                                                               ------------
   Total (Cost - $19,595,013)                                                                    20,142,069
                                                                                               ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 37.5%

CMO FLOATER - FHLMC -- 3.7%
FHLMC, Ser. 1686, Class FA (FRN)                   2.088%       02/15/2024            308,115       309,188
FHLMC, Ser. 2071, Class F (FRN)                    1.680%       07/15/2028            192,620       193,085
FHLMC, Ser. 2132, Class FN (FRN)                   2.220%       03/15/2029          1,000,000     1,007,206
FHLMC, Ser. 2157, Class F (FRN)                    1.530%       05/15/2029            532,499       534,939
FHLMC, Ser. 2334, Class FA (FRN)                   1.680%       07/15/2031            244,157       244,863
FHLMC, Ser. 2396, Class FM (FRN)                   1.630%       12/15/2031            300,408       298,756
FHLMC, Ser. 2410, Class FY (FRN)                   1.680%       02/15/2032          1,017,022     1,013,714
FHLMC, Ser. 2424, Class FY (FRN)                   1.630%       03/15/2032            178,622       178,332
FHLMC, Ser. 2470, Class EF (FRN)                   2.180%       03/15/2032            323,939       326,918
FHLMC, Ser. 2570, Class FQ (FRN)                   2.530%       08/15/2031            200,653       201,091
FHLMC, Ser. 2589, Class F (FRN)                    1.340%       03/17/2033          1,461,864     1,460,630
FHLMC-GNMA, Ser. 20, Class F (FRN)                 1.663%       10/25/2023            429,979       432,077
                                                                                               ------------
                                                                                                  6,200,799
                                                                                               ------------

CMO FLOATER - FNMA -- 2.1%
FNMA, Ser. 1993-174, Class F (FRN)                 1.813%       09/25/2008             61,692        61,756

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                         FACE
                                                    RATE         MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------------------------------

CMO FLOATER - FNMA (CONTINUED)
FNMA, Ser. 1993-248, Class F (FRN)                 2.063%       09/25/2023            379,085       379,886
FNMA, Ser. 1997-42, Class FD (FRN)                 2.625%       07/18/2027            234,633       238,433
FNMA, Ser. 1999-47, Class JF (FRN)                 1.758%       11/18/2027            126,368       127,036
FNMA, Ser. 1999-57, Class FC (FRN)                 1.390%       11/17/2029            659,697       660,393
FNMA, Ser. 2001-61, Class FM (FRN)                 1.358%       10/18/2016            319,266       320,035
FNMA, Ser. 2002-39, Class FR (FRN)                 1.308%       06/18/2032            683,732       675,513
FNMA, Ser. 2002-60, Class FH (FRN)                 2.035%       08/25/2032            214,421       215,731
FNMA, Ser. 2002-66, Class FG (FRN)                 2.035%       09/25/2032            352,353       355,707
FNMA, Ser. 2003-35, Class FU (FRN)                 2.585%       05/25/2033            392,325       393,038
                                                                                               ------------
                                                                                                  3,427,528
                                                                                               ------------

CMO FLOATER - GNMA -- 1.3%
GNMA GNR Ser. 2002-4, Class FJ (FRN)               1.580%       04/16/2029            180,850       180,789
GNMA, Ser. 1999-27, Class FE (FRN)                 1.580%       08/16/2029            340,931       341,882
GNMA, Ser. 2000-30, Class F (FRN)                  1.730%       12/16/2022          1,206,057     1,212,757
GNMA, Ser. 2000-8, Class FA (FRN)                  1.730%       01/16/2030            336,617       338,662
                                                                                               ------------
                                                                                                  2,074,090
                                                                                               ------------

CMO FLOATER - OTHER -- 1.9%
Countrywide Alternative Loan Trust, Ser.
 2002-6, Class A6 (FRN)*                           1.585%       07/25/2032            200,028       200,215
Countrywide Funding Corporation, Series
 1994-7, Class A12 (FRN)                           2.235%       03/25/2024            356,140       356,451
Credit Suisse First Boston Mortgage
 Securities Corp., Ser. 2003-1, Class 2A4
 (FRN)                                             1.635%       01/25/2033            641,672       643,360
Dutch Mortgage Loans Securitization, Ser.
 2000-1, Class A2 (FRN) (Netherlands)              5.875%       12/02/2076  EUR       500,000       631,593
GSR Mortgage Loan Trust, Ser. 2003-5F,
 Class 1A3 (FRN)                                   2.460%       08/25/2032            301,488       301,959
Master Asset Securitization Trust, Ser.
 2003-1, Class 2A19 (FRN)*                         1.585%       02/25/2033            603,143       604,274
Wells Fargo Mortgage Backed Securities Trust,
 Ser. 2002-7, Class 1A4 (FRN)                      1.385%       04/25/2032            396,232       396,280
                                                                                               ------------
                                                                                                  3,134,132
                                                                                               ------------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                         FACE
                                                    RATE         MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------------------------------

PASS-THROUGHS - FHLMC -- 2.0%
FHLMC Gold Pool #C66588                            7.000%       04/01/2032            298,095       312,524
FHLMC Gold TBA                                     5.500%       07/01/2033          3,000,000     3,094,686
                                                                                               ------------
                                                                                                  3,407,210
                                                                                               ------------

PASS-THROUGHS - FNMA -- 16.2%
FNMA Pool #251985                                  6.500%       10/01/2028            141,467       147,726
FNMA Pool #252439                                  6.500%       05/01/2029            165,547       172,819
FNMA Pool #404129                                  6.500%       12/01/2027            216,455       226,172
FNMA Pool #567016                                  8.000%       11/01/2030            550,958       594,127
FNMA Pool #597424                                  7.500%       09/01/2031            332,138       352,895
FNMA Pool #644171                                  7.000%       06/01/2032            621,681       654,690
FNMA Pool #646091                                  7.000%       06/01/2032            227,447       239,523
FNMA TBA                                           5.000%       07/01/2018          3,000,000     3,098,436
FNMA TBA                                           5.000%       07/01/2033         13,000,000    13,207,194
FNMA TBA                                           5.500%       07/01/2033          4,000,000     4,133,752
FNMA TBA                                           6.000%       07/01/2031          3,000,000     3,117,186
FNMA TBA                                           6.500%       07/01/2031          1,000,000     1,042,812
                                                                                               ------------
                                                                                                 26,987,332
                                                                                               ------------

PASS-THROUGHS - GNMA -- 6.1%
GNMA II TBA                                        5.500%       07/01/2033          1,000,000     1,037,313
GNMA II TBA                                        6.000%       07/24/2031          1,000,000     1,042,938
GNMA Pool #498277                                  7.500%       06/15/2031            209,561       222,654
GNMA Pool #536371                                  8.000%       11/15/2030            128,850       139,065
GNMA Pool #550976                                  7.000%       10/15/2031            527,945       557,605
GNMA Pool #552713                                  7.000%       08/15/2032            250,743       264,839
GNMA Pool #564121                                  7.500%       07/15/2031            131,493       139,709
GNMA Pool #564375                                  7.000%       09/15/2031            473,284       499,873
GNMA Pool #587735                                  6.500%       08/15/2032          2,030,143     2,131,710
GNMA TBA                                           5.000%       07/01/2033          2,000,000     2,048,124
GNMA TBA                                           6.500%       07/01/2031          2,000,000     2,100,000
                                                                                               ------------
                                                                                                 10,183,830
                                                                                               ------------

PLANNED AMORTIZATION CLASS -- 3.3%
FHLMC, Ser. 2236, Class PB                         7.500%       09/15/2025            300,000       313,168
FHLMC, Ser. 2271, Class PY                         6.500%       03/15/2029             23,567        23,571

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                         FACE
                                                    RATE         MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------------------------------

PLANNED AMORTIZATION CLASS (CONTINUED)
FHLMC, Ser. 2543, Class XC                         4.500%       09/15/2012            940,000       961,150
FHLMC, Ser. 2543, Class XJ                         4.500%       10/15/2012          1,010,000     1,032,094
FHLMC, Ser. 2562, Class PC                         4.500%       02/15/2013          1,030,000     1,060,848
FNMA, Ser. 2002-82, Class XJ                       4.500%       09/25/2012            860,000       880,429
FNMA, Ser. 2003-8, Class QB                        4.500%       12/25/2012          1,270,000     1,299,170
                                                                                               ------------
                                                                                                  5,570,430
                                                                                               ------------

Z BONDS -- 0.9%
FHLMC, Ser. 2247, Class Z                          7.500%       08/15/2030            682,219       711,969
FNMA, Ser. 1997-43, Class ZD                       7.500%       06/17/2027            783,059       856,717
                                                                                               ------------
                                                                                                  1,568,686
                                                                                               ------------
   Total (Cost - $62,435,692)                                                                    62,554,037
                                                                                               ------------

MORTGAGE DERIVATIVES -- 0.4%

MORTGAGE DERIVATIVES - INVERSE IO -- 0.2%
FHLMC, Ser. 2543, Class UP, IO#=/=                 16.645%      09/15/2028          1,405,291       100,642
FHLMC, Ser. 2594, Class SE, IO (FRN)#=/=           22.492%      10/15/2030            991,628       107,840
FHLMC, Ser. 2617, Class GS, IO#=/=             29.122%-29.657%  11/15/2030            996,521       101,745
                                                                                               ------------
                                                                                                    310,227
                                                                                               ------------

MORTGAGE DERIVATIVES - PO -- 0.0%
FHLMC, Ser. 2538, Class PO#=/=                     34.982%      12/15/2032             89,837        82,566
                                                                                               ------------

MORTGAGE DERIVATIVES - IO -- 0.1%
FHLMC, Ser. 2388, Class KI, IO#=/=                 11.080%      09/15/2018            400,290         1,687
FNMA, Ser. 329, Class 2, IO#=/=                    0.000%       12/01/2032            564,230        96,654
                                                                                               ------------
                                                                                                     98,341
                                                                                               ------------

VENDEE IO -- 0.1%
Vendee Mortgage Trust, Ser. 1994-2, Class 3
 IO#=/=                                            12.820%      06/15/2024          1,170,547         1,280
Vendee Mortgage Trust, Ser. 1994-3B, Class 2
 IO#=/=                                            25.111%      09/15/2024            533,500         2,918
Vendee Mortgage Trust, Ser. 1997-1, Class
 IO#=/=                                            11.892%      02/15/2027          6,175,089        50,173

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                         FACE
                                                    RATE         MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------------------------------

VENDEE IO (CONTINUED)
Vendee Mortgage Trust, Ser. 2000-1, Class
 IO#=/=                                            10.265%      01/15/2030          6,012,776        14,092
Vendee Mortgage Trust, Ser. 2001-2, Class
 IO#=/=                                            5.867%       02/15/2031          2,240,014        22,750
Vendee Mortgage Trust, Ser. 2002-1, Class 2
 IO#=/=                                            11.728%      08/15/2031          3,462,021        20,556
Vendee Mortgage Trust, Ser. 2002-2, Class
 IO#=/=                                            12.250%      01/15/2032          4,557,750        29,198
Vendee Mortgage Trust, Ser. 2002-3, Class
 IO#=/=                                            10.500%      08/15/2032          3,755,282        51,635
                                                                                               ------------
                                                                                                    192,602
                                                                                               ------------
   Total (Cost - $920,238)                                                                          683,736
                                                                                               ------------

COMMERCIAL MORTGAGE BACKED SECURITIES (CMBS) -- 0.2%
J.P. Morgan Chase Commerical Mortgage, Ser.
 2002, Class 1A (FRN)+/+ (Cost - $411,454)         1.530%       02/14/2015            411,454       411,602
                                                                                               ------------

CORPORATE OBLIGATIONS -- 26.7%

AUTOMOTIVE -- 0.3%
Ford Motor Co.                                     6.375%       02/01/2029            190,000       153,624
General Motors                                     6.750%       05/01/2028            410,000       346,539
                                                                                               ------------
                                                                                                    500,163
                                                                                               ------------

BANKING -- 13.6%
Allied Irish Banks Ltd. (FRN) (Ireland)            7.500%       02/28/2011  EUR       360,000       485,912
Associates Corp. North America                     6.950%       11/01/2018            200,000       245,408
Banc One Corp.                                     2.625%       06/30/2008          2,400,000     2,355,478
Bank of America Corp.                              6.250%       04/15/2012          1,220,000     1,413,350
Bank of New York                                   5.200%       07/01/2007            370,000       406,267
Bank of Scotland (MTN) (United Kingdom)            5.500%       07/27/2009  EUR       160,000       200,920
Bank One Corp.                                     5.250%       01/30/2013            240,000       258,929
Barclays Bank plc (United Kingdom)                 5.750%       03/08/2011  EUR       620,000       796,762
Countrywide Home Loan                              5.500%       02/01/2007            310,000       339,392
Countrywide Home Loan                              5.625%       05/15/2007            630,000       693,867
Credit Suisse Group Capital Guernsey V Ltd.
 (FRN) (Channel Islands)                           6.905%       11/07/2011  EUR       870,000     1,095,855
General Motors Acceptance Corp.                    6.125%       02/01/2007            410,000       428,410
General Motors Acceptance Corp. (MTN)              5.250%       05/16/2005            440,000       452,814
HSBC Capital Funding LP (FRN) (Channel
 Islands)                                          8.030%       06/30/2012  EUR       410,000       588,712
International Nederland Bank NV
 (Netherlands)+/+                                  5.125%       05/01/2015            210,000       219,884

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                         FACE
                                                    RATE         MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------------------------------

BANKING (CONTINUED)
Intesabci Capital Trust (FRN)                      6.988%       07/12/2011  EUR       490,000       625,854
J.P. Morgan Chase & Co., Inc.                      3.625%       05/01/2008            310,000       319,032
J.P. Morgan Chase & Co., Inc.                      6.750%       02/01/2011            320,000       375,583
Japan Bank for Intl. Corp. (Japan)                 4.375%       10/01/2003  JPY   470,000,000     3,956,373
MBNA Corp.                                         6.250%       01/17/2007            290,000       318,883
National Australia Bank (Australia)                8.600%       05/19/2010            350,000       452,434
Nordbanken REGS (FRN) (Sweden)                     6.000%       12/13/2010  EUR       140,000       172,851
PNC Funding Corp.                                  5.750%       08/01/2006            210,000       231,702
Popular North America, Inc.                        4.250%       04/01/2008            170,000       176,915
RBS Capital Trust A (FRN) (United Kingdom)         6.467%       06/30/2012  EUR       570,000       736,976
RBS Capital Trust I (FRN)                          4.709%       12/31/2049            250,000       250,177
San Paolo IMI (MTN) (Italy)                        6.375%       04/06/2010  EUR       260,000       344,704
SLM Corp. (MTN)                                    5.625%       04/10/2007            310,000       344,061
Unicredito Italiano Spa (FRN) (Italy)              6.250%       06/14/2010  EUR       280,000       341,766
Unicredito Italiano Spa (MTN) (Italy)              6.100%       02/28/2012  EUR     1,200,000     1,559,822
Washington Mutual Bank                             5.500%       01/15/2013            290,000       316,134
Wells Fargo Bank                                   6.450%       02/01/2011          1,910,000     2,251,942
                                                                                               ------------
                                                                                                 22,757,169
                                                                                               ------------

BROKERAGE -- 1.0%
Goldman Sachs Group, Inc.                          5.250%       04/01/2013            480,000       511,809
Goldman Sachs Group, Inc.                          6.125%       02/15/2033            190,000       203,751
Lehman Brothers Holdings, Inc.                     4.000%       01/22/2008            330,000       343,927
Morgan Stanley                                     5.300%       03/01/2013            530,000       563,307
                                                                                               ------------
                                                                                                  1,622,794
                                                                                               ------------

CAPTIVE FINANCE COMPANIES -- 0.3%
Ford Motor Credit Co.                              6.875%       02/01/2006            470,000       498,482
                                                                                               ------------

ELECTRIC POWER GENERATION -- 2.2%
American Electric Power, Ser. A                    6.125%       05/15/2006            290,000       317,884
Georgia Power Co.                                  4.875%       07/15/2007            140,000       150,936
NGG Finance (United Kingdom)                       6.125%       08/23/2011  EUR       820,000     1,048,165
PPL Energy Supply LLC                              6.400%       11/01/2011            510,000       566,171
Progress Energy, Inc.                              6.550%       03/01/2004          1,250,000     1,289,558
Progress Energy, Inc.                              7.100%       03/01/2011            190,000       221,029

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                         FACE
                                                    RATE         MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------------------------------

ELECTRIC POWER GENERATION (CONTINUED)
Virginia Electric & Power                          5.375%       02/01/2007            110,000       120,129
                                                                                               ------------
                                                                                                  3,713,872
                                                                                               ------------

FOOD -- 0.3%
Compass Group PLC (EMTN) (United Kingdom)          6.000%       05/29/2009  EUR       460,000       587,045
                                                                                               ------------

HEALTH CARE -- 0.4%
Cardinal Health, Inc.                              6.750%       02/15/2011            610,000       723,932
                                                                                               ------------

LIFE INSURANCE -- 0.3%
John Hancock Capital                               5.625%       12/01/2008            340,000       377,796
Prudential Financial, Inc. (MTN)                   3.750%       05/01/2008             80,000        82,384
                                                                                               ------------
                                                                                                    460,180
                                                                                               ------------

LODGING -- 0.6%
Hilton Group Finance plc (MTN) (United
 Kingdom)                                          6.500%       07/17/2009  EUR       750,000       958,503
                                                                                               ------------

MEDIA-CABLE -- 0.5%
Comcast Cable Communications                       6.750%       01/30/2011            790,000       906,818
                                                                                               ------------

NATURAL GAS - DISTRIBUTORS -- 0.8%
Keyspan Corp.                                      7.625%       11/15/2010            440,000       539,926
Keyspan Corp.                                      8.000%       11/15/2030            560,000       755,138
                                                                                               ------------
                                                                                                  1,295,064
                                                                                               ------------

PAPER -- 0.6%
UPM-Kymmene Corp. (MTN) (Finland)                  6.125%       01/23/2012  EUR       750,000       945,081
                                                                                               ------------

PHARMACEUTICALS -- 0.1%
Wyeth                                              5.250%       03/15/2013            150,000       158,506
                                                                                               ------------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                         FACE
                                                    RATE         MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------------------------------

REITS -- 0.6%
EOP Operating LP                                   7.375%       11/15/2003          1,060,000     1,081,217
                                                                                               ------------

RETAILERS -- 0.3%
Walmart Stores, Inc.                               6.875%       08/10/2009            400,000       481,423
                                                                                               ------------

SERVICES -- 0.3%
Cendant Corp.                                      6.250%       01/15/2008            400,000       442,645
                                                                                               ------------

TELECOMMUNICATIONS -- 3.8%
British Telecom plc (United Kingdom)               7.125%       02/15/2011  EUR     1,270,000     1,703,416
Deutsche Telekom International Finance
 (Netherlands)                                     9.250%       06/01/2032            280,000       387,005
Deutsche Telekom International Finance, Ser.
 EMTN (Netherlands)                                7.500%       01/24/2033  EUR       580,000       785,598
France Telecom (MTN) (France)                      8.125%       01/28/2033  EUR       550,000       798,965
Socgerim (MTN) (Luxembourg)                        6.125%       04/20/2006  EUR       139,000       171,512
Verizon Global Funding Corp.                       7.750%       12/01/2030            550,000       696,562
Verizon Wireless, Inc.                             5.375%       12/15/2006          1,630,000     1,790,301
                                                                                               ------------
                                                                                                  6,333,359
                                                                                               ------------

UTILITIES -- 0.7%
United Utility Water plc (United Kingdom)          4.875%       03/18/2009  EUR       970,000     1,174,820
                                                                                               ------------
   Total (Cost - $39,633,678)                                                                    44,641,073
                                                                                               ------------

SOVEREIGN DEBT OBLIGATIONS -- 25.3%

AUSTRIA -- 1.2%
Republic of Austria, Ser. EMTN+/+                  3.800%       10/20/2013  EUR     1,820,000     2,072,232
                                                                                               ------------

BELGIUM -- 6.0%
Kingdom of Belgium, Ser. 28                        5.750%       03/28/2008  EUR     6,680,000     8,610,243
Kingdom of Belgium, Ser. 31                        5.500%       03/28/2028  EUR     1,040,000     1,331,090
                                                                                               ------------
                                                                                                  9,941,333
                                                                                               ------------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                         FACE
                                                    RATE         MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------------------------------

CANADA -- 0.7%
Canada Government Bond                             5.750%       06/01/2029  CAD     1,370,000     1,103,058
                                                                                               ------------

DENMARK -- 0.5%
Kingdom of Denmark Bond                            7.000%       11/10/2024  DKK     4,400,000       893,723
                                                                                               ------------

FRANCE -- 2.4%
France O.A.T.                                      5.750%       10/25/2032  EUR     3,060,000     4,060,894
                                                                                               ------------

GERMANY -- 0.2%
Bundesrepublic Deutschland Bond, Ser. 99           3.750%       01/04/2009  EUR       290,000       344,091
                                                                                               ------------

GREECE -- 1.2%
Hellenic Republic                                  5.900%       10/22/2022  EUR     1,500,000     1,969,831
                                                                                               ------------

JAPAN -- 5.4%
Japanese Government Bond, Ser. 174                 4.600%       09/20/2004  JPY   560,000,000     4,922,637
Japanese Government Bond, Ser. 236                 1.500%       12/20/2011  JPY   244,000,000     2,176,758
Japanese Government Bond, Ser. 58                  1.900%       09/20/2022  JPY   199,000,000     1,862,885
                                                                                               ------------
                                                                                                  8,962,280
                                                                                               ------------

MEXICO -- 0.3%
United Mexican States                              8.625%       03/12/2008            420,000       503,580
                                                                                               ------------

MULTI-NATIONAL -- 0.1%
European Investment Bank                           5.500%       12/07/2009  GBP       118,000       209,066
                                                                                               ------------

POLAND -- 1.9%
Poland Government Bond, Ser. 0404**                0.000%       04/21/2004  PLN    12,890,000     3,176,230
                                                                                               ------------

SPAIN -- 0.8%
Bonos Y Oblig Del Estado                           6.000%       01/31/2008  EUR     1,060,000     1,369,161
                                                                                               ------------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                         FACE
                                                    RATE         MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------------------------------

SWEDEN -- 3.3%
Swedish Government Bond                            8.000%       08/15/2007  SEK     6,100,000       893,021
Swedish Government Bond, Ser. 1044                 3.500%       04/20/2006  SEK    36,000,000     4,538,592
                                                                                               ------------
                                                                                                  5,431,613
                                                                                               ------------

UNITED KINGDOM -- 1.3%
U.K. Treasury Note                                 5.000%       03/07/2012  GBP     1,200,000     2,100,971
                                                                                               ------------
   Total (Cost - $37,364,796)                                                                    42,138,063
                                                                                               ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 10.3%

AGENCY OBLIGATIONS -- 5.5%
FHLMC Global Note                                  4.000%       06/12/2013          8,170,000     8,174,085
FNMA Global Bond                                   4.375%       03/15/2013          1,000,000     1,041,390
                                                                                               ------------
                                                                                                  9,215,475
                                                                                               ------------

U.S. TREASURY NOTES -- 4.8%
U.S. Treasury Inflation-Indexed Note               3.500%       01/15/2011          4,250,796     4,827,973
U.S. Treasury Note                                 6.250%       05/15/2030          1,230,000     1,531,254
U.S. Treasury Note                                 6.375%       08/01/2011          1,390,000     1,622,633
                                                                                               ------------
                                                                                                  7,981,860
                                                                                               ------------
   Total (Cost - $17,037,672)                                                                    17,197,335
                                                                                               ------------

SHORT-TERM INVESTMENTS -- 2.2%
Bank of Montreal Time Deposit                      1.250%       07/01/2003          3,000,000     3,000,000
U.S. Treasury Bill@=/=                             1.165%       07/24/2003            600,000       599,696
U.S. Treasury Bill@=/=                          1.155%-1.168%   08/14/2003            100,000        99,903
                                                                                               ------------
   Total (Cost - $3,699,410)                                                                      3,699,599
                                                                                               ------------
TOTAL INVESTMENTS - 114.7% (COST -
$181,097,953)                                                                                   191,467,514
LIABILITIES, NET OF OTHER ASSETS - (14.7%)                                                      (24,537,896)
                                                                                               ------------
NET ASSETS - 100.0%                                                                             166,929,618
                                                                                               ============

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

SUMMARY OF ABBREVIATIONS
------------------------
CAD    Canadian Dollar
DKK    Danish Krone
EMTN   Euro Medium-Term Note
EUR    European Monetary Unit (Euro)
FHLMC  Freddie Mac
FNMA   Fannie Mae
FRN    Floating Rate Note
GBP    Great British Pound
GNMA   Government National Mortgage Association
IO     Interest Only
JPY    Japanese Yen
MTN    Medium-Term Note
O.A.T. Obligations Assimilables du Tresor are French government long-term debt instruments.
PLN    Polish Zloty
PO     Principal Only
SEK    Swedish Krona
TBA    To Be Announced - Security is subject to delayed delivery.
Vendee Veterans Administration
Z      A bond on which interest accrues but is not currently paid
Bond   to the investor but rather is added to the principal
       balance, becoming payable upon satisfaction of all prior
       bond class. The security is currently paying interest.

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
+/+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities were valued at $5,575,996, or 3.3% of net assets. The Board of Directors has deemed all of these securities to be liquid.
* Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors. At June 30, 2003, these securities were valued at $3,359,542, or 2.0% of net assets.
**   Zero coupon security.
#    Face amount shown represents amortized cost.
=/=  Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  WORLDWIDE CORE PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                        FACE
                                                    RATE         MATURITY     AMOUNT (A)        VALUE
---------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (ABS) -- 21.2%

AUTO LOANS -- 3.0%
Volkswagen Credit Auto Master Trust, Ser.
 2000-1, Class A (FRN)                             1.259%       08/20/2007        3,000,000     3,008,811
                                                                                             ------------

CREDIT CARDS -- 4.2%
American Express Credit Account Master Trust
 Ser. 2001-4 Class A (FRN)                         1.310%       11/17/2008        3,100,000     3,107,864
Chester Asset Receivables Deal 5 (United
 Kingdom)                                          6.625%       03/17/2008  GBP     640,000     1,160,470
                                                                                             ------------
                                                                                                4,268,334
                                                                                             ------------

HOME EQUITY LOANS -- 11.1%
ABSC Long Beach Home Equity Loan Trust, Ser.
 2000-LB1, Class AV (FRN)                          1.318%       08/21/2030          145,495       145,510
Block Mortgage Finance Inc., Ser. 1999-1,
 Class A7                                          5.830%       04/25/2016              171           177
Chase Funding Loan Acquisition Trust, Ser.
 2002-C1, Class IA4                                6.043%       07/25/2029          340,000       352,405
EQCC Home Equity Loan Trust, Ser. 2002-1,
 Class 2A (FRN)                                    1.335%       11/25/2031        2,248,436     2,250,429
Holmes Financing plc, Ser. 2, Class 2A (FRN)       1.469%       07/15/2017        2,500,000     2,501,563
Long Beach Mortgage Loan Trust, Ser. 2001-2,
 Class A2 (FRN)                                    1.315%       07/25/2031        1,153,316     1,153,452
New South Home Equity Trust, Ser. 1999-2,
 Class A4 (Step Up)                                7.590%       04/25/2030        1,395,476     1,457,695
Option One Mortgage Loan Trust, Ser. 2002-1,
 Class A (FRN)                                     1.325%       02/25/2032          962,128       962,840
Option One Mortgage Loan Trust, Ser. 2002-2,
 Class A (FRN)                                     1.305%       06/25/2032        1,191,973     1,192,144
Residential Asset Securities Corporation,
 Ser. 2000-KS5, Class AII (FRN)                    1.275%       12/25/2031          572,431       572,636
Superannuation Members Home Loans Global,
 Ser. 1A, Class A2 (FRN)+/+                        1.374%       06/15/2026          588,668       589,276
                                                                                             ------------
                                                                                               11,178,127
                                                                                             ------------

OTHER ABS -- 2.9%
HABS Corp., Ser. 2000-1X, Class A (FRN)
 (Cayman Islands)                                  2.160%       11/28/2007          302,083       301,781

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                        FACE
                                                    RATE         MATURITY     AMOUNT (A)        VALUE
---------------------------------------------------------------------------------------------------------

OTHER ABS (CONTINUED)
Life Funding Co., Ser. 2001-1A, Class A1
 (FRN) (Cayman Islands)+/+*                        0.446%       10/14/2008  JPY 317,577,000     2,641,384
                                                                                             ------------
                                                                                                2,943,165
                                                                                             ------------
   Total (Cost - $21,198,877)                                                                  21,398,437
                                                                                             ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 34.3%

CMO FLOATER - FHLMC -- 2.9%
FHLMC, Ser. 1686, Class FA (FRN)                   2.088%       02/15/2024          189,609       190,270
FHLMC, Ser. 2132, Class FN (FRN)                   2.220%       03/15/2029          500,000       503,603
FHLMC, Ser. 2157, Class F (FRN)                    1.530%       05/15/2029          355,000       356,626
FHLMC, Ser. 2334, Class FA (FRN)                   1.680%       07/15/2031          244,157       244,863
FHLMC, Ser. 2396, Class FM (FRN)                   1.630%       12/15/2031          150,204       149,378
FHLMC, Ser. 2410, Class FY (FRN)                   1.680%       02/15/2032          339,007       337,905
FHLMC, Ser. 2557, Class WF (FRN)                   1.580%       01/15/2033          348,855       349,754
FHLMC, Ser. 2570, Class FQ (FRN)                   2.530%       08/15/2031          133,768       134,061
FHLMC, Ser. 2589, Class F (FRN)                    1.340%       03/17/2033          670,983       670,416
                                                                                             ------------
                                                                                                2,936,876
                                                                                             ------------

CMO FLOATER - FNMA -- 1.8%
FNMA, Ser. 1993-174, Class F (FRN)                 1.813%       09/25/2008          123,384       123,511
FNMA, Ser. 1997-42, Class FD (FRN)                 2.625%       07/18/2027          167,595       170,309
FNMA, Ser. 1999-47, Class JF (FRN)                 1.758%       11/18/2027          210,613       211,727
FNMA, Ser. 1999-57, Class FC (FRN)                 1.390%       11/17/2029          329,848       330,196
FNMA, Ser. 2001-61, Class FM (FRN)                 1.358%       10/18/2016          212,844       213,357
FNMA, Ser. 2002-60, Class FH (FRN)                 2.035%       08/25/2032          285,895       287,642
FNMA, Ser. 2002-66, Class FG (FRN)                 2.035%       09/25/2032          211,412       213,424
FNMA, Ser. 2003-35, Class FU (FRN)                 2.585%       05/25/2033          259,083       259,553
                                                                                             ------------
                                                                                                1,809,719
                                                                                             ------------

CMO FLOATER - GNMA -- 0.3%
GNMA, Ser. 2000-16, Class FH (FRN)                 1.630%       04/16/2019          345,955       346,435
                                                                                             ------------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                        FACE
                                                    RATE         MATURITY     AMOUNT (A)        VALUE
---------------------------------------------------------------------------------------------------------

CMO FLOATER - OTHER -- 1.8%
Credit Suisse First Boston Mortgage
 Securities Corp., Ser. 2003-1, Class 2A4
 (FRN)                                             1.635%       01/25/2033          320,836       321,680
Dutch Mortgage Loans Securitization, Ser.
 2000-1, Class A2 (FRN) (Netherlands)              5.875%       12/02/2076  EUR   1,000,000     1,263,185
GSR Mortgage Loan Trust, Ser. 2003-5F,
 Class 1A3 (FRN)                                   2.460%       08/25/2032          150,744       150,980
                                                                                             ------------
                                                                                                1,735,845
                                                                                             ------------

PASS-THROUGHS - FHLMC -- 2.4%
FHLMC Gold Pool #C66588                            7.000%       04/01/2032          298,095       312,524
FHLMC Gold TBA                                     5.500%       07/01/2033        2,000,000     2,063,124
                                                                                             ------------
                                                                                                2,375,648
                                                                                             ------------

PASS-THROUGHS - FNMA -- 12.8%
FNMA Pool #251985                                  6.500%       10/01/2028           84,880        88,635
FNMA Pool #252439                                  6.500%       05/01/2029          132,438       138,255
FNMA Pool #404129                                  6.500%       12/01/2027          216,455       226,172
FNMA Pool #567016                                  8.000%       11/01/2030          550,958       594,127
FNMA Pool #597424                                  7.500%       09/01/2031          332,138       352,895
FNMA Pool #646091                                  7.000%       06/01/2032          303,262       319,364
FNMA TBA                                           5.000%       07/01/2018        2,000,000     2,065,624
FNMA TBA                                           5.000%       07/01/2033        7,000,000     7,111,566
FNMA TBA                                           5.500%       07/01/2033        1,000,000     1,033,438
FNMA TBA                                           6.000%       07/01/2031        1,000,000     1,039,062
                                                                                             ------------
                                                                                               12,969,138
                                                                                             ------------

PASS-THROUGHS - GNMA -- 7.6%
GNMA II TBA                                        5.500%       07/01/2033        1,000,000     1,037,313
GNMA II TBA                                        6.000%       07/24/2031        1,000,000     1,042,938
GNMA Pool #475892                                  6.500%       07/15/2028          605,880       637,146
GNMA Pool #498277                                  7.500%       06/15/2031          377,209       400,778
GNMA Pool #536371                                  8.000%       11/15/2030          193,274       208,597
GNMA Pool #550976                                  7.000%       10/15/2031          989,897     1,045,510
GNMA Pool #552713                                  7.000%       08/15/2032          188,057       198,629
GNMA Pool #564121                                  7.500%       07/15/2031          262,986       279,418
GNMA Pool #564375                                  7.000%       09/15/2031          743,732       785,515

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                        FACE
                                                    RATE         MATURITY     AMOUNT (A)        VALUE
---------------------------------------------------------------------------------------------------------

PASS-THROUGHS - GNMA (CONTINUED)
GNMA TBA                                           5.000%       07/01/2033        1,000,000     1,024,062
GNMA TBA                                           6.500%       07/01/2031        1,000,000     1,050,000
                                                                                             ------------
                                                                                                7,709,906
                                                                                             ------------

PLANNED AMORTIZATION CLASS -- 3.7%
FHLMC, Ser. 2236, Class PB                         7.500%       09/15/2025          200,000       208,779
FHLMC, Ser. 2271, Class PY                         6.500%       03/15/2029           35,351        35,356
FHLMC, Ser. 2543, Class XC                         4.500%       09/15/2012          620,000       633,950
FHLMC, Ser. 2543, Class XJ                         4.500%       10/15/2012          690,000       705,094
FHLMC, Ser. 2562, Class PC                         4.500%       02/15/2013          690,000       710,665
FNMA, Ser. 2002-82, Class XJ                       4.500%       09/25/2012          570,000       583,540
FNMA, Ser. 2003-8, Class QB                        4.500%       12/25/2012          860,000       879,753
                                                                                             ------------
                                                                                                3,757,137
                                                                                             ------------

Z BONDS -- 1.0%
FHLMC, Ser. 2247, Class Z                          7.500%       08/15/2030          454,812       474,646
FNMA, Ser. 1997-43, Class ZD                       7.500%       06/17/2027          469,835       514,030
                                                                                             ------------
                                                                                                  988,676
                                                                                             ------------
   Total (Cost - $34,266,415)                                                                  34,629,380
                                                                                             ------------

MORTGAGE DERIVATIVES -- 0.6%

MORTGAGE DERIVATIVES - INVERSE IO -- 0.2%
FHLMC, Ser. 2543, Class UP, IO#=/=                 16.645%      09/15/2028          468,430        33,547
FHLMC, Ser. 2594, Class SE, IO (FRN)#=/=           22.492%      10/15/2030          594,977        64,704
FHLMC, Ser. 2617, Class GS, IO#=/=             29.122%-29.657%  11/15/2030          996,521       101,745
                                                                                             ------------
                                                                                                  199,996
                                                                                             ------------

MORTGAGE DERIVATIVES - PO -- 0.1%
FHLMC, Ser. 2538, Class PO#=/=                     34.982%      12/15/2032           71,870        66,053
                                                                                             ------------

MORTGAGE DERIVATIVES - IO -- 0.1%
FHLMC, Ser. 2388, Class KI, IO#=/=                 11.080%      09/15/2018          703,592         2,965

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                        FACE
                                                    RATE         MATURITY     AMOUNT (A)        VALUE
---------------------------------------------------------------------------------------------------------

MORTGAGE DERIVATIVES - IO (CONTINUED)
FNMA, Ser. 329, Class 2, IO#=/=                    0.000%       12/01/2032          376,154        64,436
                                                                                             ------------
                                                                                                   67,401
                                                                                             ------------

VENDEE IO -- 0.2%
Vendee Mortgage Trust, Ser. 1997-1, Class
 IO#=/=                                            11.892%      02/15/2027       10,075,145        81,861
Vendee Mortgage Trust, Ser. 2000-1, Class
 IO#=/=                                            10.265%      01/15/2030       10,646,475        24,953
Vendee Mortgage Trust, Ser. 2001-2, Class
 IO#=/=                                            5.867%       02/15/2031        3,990,025        40,524
Vendee Mortgage Trust, Ser. 2002-1, Class 2
 IO#=/=                                            12.080%      08/15/2031        6,058,536        35,973
                                                                                             ------------
                                                                                                  183,311
                                                                                             ------------
   Total (Cost - $761,601)                                                                        516,761
                                                                                             ------------

COMMERCIAL MORTGAGE BACKED SECURITIES (CMBS) -- 0.6%
J.P. Morgan Chase Commerical Mortgage, Ser.
 2002, Class 1A (FRN)+/+ (Cost - $646,570)         1.530%       02/14/2015          646,570       646,803
                                                                                             ------------

CORPORATE OBLIGATIONS -- 27.3%

AUTOMOTIVE -- 0.3%
Ford Motor Co.                                     6.375%       02/01/2029          130,000       105,111
General Motors                                     6.750%       05/01/2028          240,000       202,852
                                                                                             ------------
                                                                                                  307,963
                                                                                             ------------

BANKING -- 13.4%
Allied Irish Banks Ltd. (FRN) (Ireland)            7.500%       02/28/2011  EUR     260,000       350,936
Associates Corp. North America                     6.950%       11/01/2018          200,000       245,408
Banc One Corp.                                     2.625%       06/30/2008        1,600,000     1,570,318
Bank of America Corp.                              6.250%       04/15/2012          100,000       115,848
Bank of New York                                   5.200%       07/01/2007          280,000       307,446
Bank of Scotland (MTN) (United Kingdom)            5.500%       07/27/2009  EUR     110,000       138,132
Countrywide Home Loan                              5.500%       02/01/2007          100,000       109,481
Credit Suisse First Boston USA, Inc.               6.500%       01/15/2012           50,000        57,378
Credit Suisse Group Capital Guernsey V Ltd.
 (FRN) (Channel Islands)                           6.905%       11/07/2011  EUR     530,000       667,590
General Motors Acceptance Corp.                    6.125%       02/01/2007          560,000       585,146
General Motors Acceptance Corp. (MTN)              5.250%       05/16/2005          200,000       205,824

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                        FACE
                                                    RATE         MATURITY     AMOUNT (A)        VALUE
---------------------------------------------------------------------------------------------------------

BANKING (CONTINUED)
HSBC Capital Funding LP (FRN) (Channel
 Islands)                                          8.030%       06/30/2012  EUR     260,000       373,329
International Nederland Bank NV
 (Netherlands)+/+                                  5.125%       05/01/2015          150,000       157,060
Intesabci Capital Trust (FRN)                      6.988%       07/12/2011  EUR     300,000       383,176
J.P. Morgan Chase & Co., Inc.                      3.625%       05/01/2008          200,000       205,827
J.P. Morgan Chase & Co., Inc.                      5.750%       01/02/2013          470,000       513,843
Japan Bank for Intl. Corp. (Japan)                 4.375%       10/01/2003  JPY 280,000,000     2,356,988
MBNA Corp.                                         6.250%       01/17/2007          390,000       428,842
National Australia Bank (Australia)                8.600%       05/19/2010          210,000       271,460
Nordbanken REGS (FRN) (Sweden)                     6.000%       12/13/2010  EUR     220,000       271,623
PNC Funding Corp.                                  5.750%       08/01/2006          180,000       198,602
Popular North America, Inc.                        4.250%       04/01/2008          100,000       104,068
RBS Capital Trust A (FRN) (United Kingdom)         6.467%       06/30/2012  EUR     360,000       465,458
RBS Capital Trust I (FRN)                          4.709%       12/31/2049          150,000       150,106
San Paolo IMI (MTN) (Italy)                        6.375%       04/06/2010  EUR     510,000       676,150
SLM Corp. (MTN)                                    5.625%       04/10/2007          260,000       288,567
Unicredito Italiano Spa (FRN) (Italy)              6.250%       06/14/2010  EUR     460,000       561,472
Unicredito Italiano Spa (MTN) (Italy)              6.100%       02/28/2012  EUR     750,000       974,889
Washington Mutual Bank                             4.375%       01/15/2008          500,000       529,128
Wells Fargo Bank                                   6.450%       02/01/2011          200,000       235,805
                                                                                             ------------
                                                                                               13,499,900
                                                                                             ------------

BROKERAGE -- 0.7%
Goldman Sachs Group, Inc.                          6.125%       02/15/2033          130,000       139,409
Lehman Brothers Holdings, Inc.                     4.000%       01/22/2008          210,000       218,863
Morgan Stanley                                     5.300%       03/01/2013          330,000       350,738
                                                                                             ------------
                                                                                                  709,010
                                                                                             ------------

CAPTIVE FINANCE COMPANIES -- 0.3%
Ford Motor Credit Co.                              6.875%       02/01/2006          270,000       286,362
                                                                                             ------------

ELECTRIC POWER GENERATION -- 2.3%
American Electric Power, Ser. A                    6.125%       05/15/2006          200,000       219,230
DTE Energy Co.                                     6.375%       04/15/2033          130,000       135,472
Georgia Power Co.                                  4.875%       07/15/2007          100,000       107,812
Georgia Power Co.                                  5.750%       04/15/2023           70,000        74,091
PPL Energy Supply LLC                              6.400%       11/01/2011          610,000       677,185
Progress Energy, Inc.                              6.550%       03/01/2004          580,000       598,355

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                        FACE
                                                    RATE         MATURITY     AMOUNT (A)        VALUE
---------------------------------------------------------------------------------------------------------

ELECTRIC POWER GENERATION (CONTINUED)
Progress Energy, Inc.                              7.100%       03/01/2011          330,000       383,892
Southern Power Co., Ser. B                         6.250%       07/15/2012           40,000        45,275
Virginia Electric & Power                          5.375%       02/01/2007           70,000        76,446
                                                                                             ------------
                                                                                                2,317,758
                                                                                             ------------

FOOD -- 0.4%
Compass Group PLC (EMTN) (United Kingdom)          6.000%       05/29/2009  EUR     300,000       382,855
                                                                                             ------------

HEALTH CARE -- 0.5%
Cardinal Health, Inc.                              6.750%       02/15/2011          440,000       522,181
                                                                                             ------------

LIFE INSURANCE -- 0.3%
John Hancock Capital                               5.625%       12/01/2008          290,000       322,238
                                                                                             ------------

LODGING -- 0.6%
Hilton Group Finance plc (MTN) (United
 Kingdom)                                          6.500%       07/17/2009  EUR     500,000       639,002
                                                                                             ------------

MEDIA-CABLE -- 0.6%
Comcast Cable Communications                       6.750%       01/30/2011          560,000       642,808
                                                                                             ------------

NATURAL GAS - DISTRIBUTORS -- 1.2%
Keyspan Corp.                                      7.625%       11/15/2010          400,000       490,842
Keyspan Corp.                                      8.000%       11/15/2030          540,000       728,169
                                                                                             ------------
                                                                                                1,219,011
                                                                                             ------------

PAPER -- 0.6%
UPM-Kymmene Corp. (MTN) (Finland)                  6.125%       01/23/2012  EUR     500,000       630,054
                                                                                             ------------

PHARMACEUTICALS -- 0.1%
Wyeth                                              5.250%       03/15/2013          100,000       105,671
                                                                                             ------------

RETAILERS -- 0.1%
Walmart Stores, Inc.                               6.875%       08/10/2009          100,000       120,356
                                                                                             ------------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                        FACE
                                                    RATE         MATURITY     AMOUNT (A)        VALUE
---------------------------------------------------------------------------------------------------------
SERVICES -- 0.3%
Cendant Corp.                                      6.250%       01/15/2008          270,000       298,785
                                                                                             ------------

TELECOMMUNICATIONS -- 4.1%
British Telecom plc (United Kingdom)               7.125%       02/15/2011  EUR     670,000       898,653
British Telecom plc (United Kingdom)               8.875%       12/15/2030          120,000       163,748
Deutsche Telekom International Finance
 (Netherlands)                                     9.250%       06/01/2032          190,000       262,610
Deutsche Telekom International Finance, Ser.
 EMTN (Netherlands)                                7.500%       01/24/2033  EUR     350,000       474,068
France Telecom (MTN) (France)                      8.125%       01/28/2033  EUR     330,000       479,379
Socgerim (MTN) (Luxembourg)                        6.125%       04/20/2006  EUR     139,000       171,512
Verizon Global Funding Corp.                       7.750%       12/01/2030          370,000       468,596
Verizon Wireless, Inc.                             5.375%       12/15/2006        1,070,000     1,175,228
                                                                                             ------------
                                                                                                4,093,794
                                                                                             ------------

UTILITIES -- 1.5%
United Utility Water plc (United Kingdom)          4.875%       03/18/2009  EUR   1,230,000     1,489,720
                                                                                             ------------
   Total (Cost - $24,380,567)                                                                  27,587,468
                                                                                             ------------

SOVEREIGN DEBT OBLIGATIONS -- 17.9%

BELGIUM -- 4.6%
Kingdom of Belgium, Ser. 23                        8.000%       03/28/2015  EUR   1,280,000     2,007,185
Kingdom of Belgium, Ser. 31                        5.500%       03/28/2028  EUR   2,080,000     2,662,181
                                                                                             ------------
                                                                                                4,669,366
                                                                                             ------------

CANADA -- 2.7%
Canada Government Bond                             5.250%       06/01/2013  CAD   2,500,000     1,944,434
Canada Government Bond                             5.750%       06/01/2029  CAD   1,000,000       805,152
                                                                                             ------------
                                                                                                2,749,586
                                                                                             ------------

FRANCE -- 1.7%
France O.A.T.                                      5.750%       10/25/2032  EUR   1,330,000     1,765,029
                                                                                             ------------

GREECE -- 0.3%
Hellenic Republic                                  5.900%       10/22/2022  EUR     240,000       315,173
                                                                                             ------------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                        FACE
                                                    RATE         MATURITY     AMOUNT (A)        VALUE
---------------------------------------------------------------------------------------------------------

JAPAN -- 6.0%
Japanese Government Bond, Ser. 174                 4.600%       09/20/2004  JPY 436,000,000     3,832,624
Japanese Government Bond, Ser. 236                 1.500%       12/20/2011  JPY 112,000,000       999,168
Japanese Government Bond, Ser. 58                  1.900%       09/20/2022  JPY 131,000,000     1,226,321
                                                                                             ------------
                                                                                                6,058,113
                                                                                             ------------

MEXICO -- 0.4%
United Mexican States                              8.625%       03/12/2008          350,000       419,650
                                                                                             ------------

MULTI-NATIONAL -- 0.3%
European Investment Bank                           5.500%       12/07/2009  GBP      24,000        42,522
International Bank for Reconstruction &
 Development (MTN)                                 7.125%       07/30/2007  GBP     160,000       295,219
                                                                                             ------------
                                                                                                  337,741
                                                                                             ------------

POLAND -- 1.9%
Poland Government Bond, Ser. 0404**                0.000%       04/21/2004  PLN   7,920,000     1,951,570
                                                                                             ------------
   Total (Cost - $16,852,065)                                                                  18,266,228
                                                                                             ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 9.3%

AGENCY OBLIGATIONS -- 5.9%
FHLMC Global Note                                  4.000%       06/12/2013        4,990,000     4,992,495
FNMA Global Bond                                   4.375%       03/15/2013          900,000       937,251
                                                                                             ------------
                                                                                                5,929,746
                                                                                             ------------

U.S. TREASURY NOTES -- 3.4%
U.S. Treasury Inflation-Indexed Note               3.500%       01/15/2011        2,593,781     2,945,967
U.S. Treasury Note                                 6.250%       05/15/2030          130,000       161,840
U.S. Treasury Note                                 6.375%       08/01/2011          300,000       350,209
                                                                                             ------------
                                                                                                3,458,016
                                                                                             ------------
   Total (Cost - $9,328,068)                                                                    9,387,762
                                                                                             ------------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                                   COUPON                        FACE
                                                    RATE         MATURITY     AMOUNT (A)        VALUE
---------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.2%
U.S. Treasury Bill@=/=                             1.165%       07/24/2003        1,100,000     1,099,442
U.S. Treasury Bill@=/=                          1.155%-1.168%   08/14/2003          100,000        99,903
                                                                                             ------------
   Total (Cost - $1,199,038)                                                                    1,199,345
                                                                                             ------------
TOTAL INVESTMENTS - 112.4% (COST -
$108,633,201)                                                                                 113,632,184
LIABILITIES, NET OF OTHER ASSETS - (12.4%)                                                    (12,547,317)
                                                                                             ------------
NET ASSETS - 100.0%                                                                           101,084,867
                                                                                             ============

SUMMARY OF ABBREVIATIONS
------------------------
CAD    Canadian Dollar
EMTN   Euro Medium-Term Note
EUR    European Monetary Unit (Euro)
FHLMC  Freddie Mac
FNMA   Fannie Mae
FRN    Floating Rate Note
GBP    Great British Pound
GNMA   Government National Mortgage Association
IO     Interest Only
JPY    Japanese Yen
MTN    Medium-Term Note
O.A.T. Obligations Assimilables du Tresor are French government long-term debt instruments.
PLN    Polish Zloty
PO     Principal Only
TBA    To Be Announced - Security is subject to delayed delivery.
Vendee Veterans Administration
Z      A bond on which interest accrues but is not currently paid
Bond   to the investor but rather is added to the principal
       balance, becoming payable upon satisfaction of all prior
       bond class. The security is currently paying interest.

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
+/+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities were valued at $4,034,523, or 4.0% of net assets. The Board of Directors has deemed all of these securities to be liquid.
* Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors. At June 30, 2003, this security was valued at $2,641,384, or 2.6% of net assets.
#    Face amount shown represents amortized cost.
=/=  Interest rate shown represents yield to maturity at date of purchase.
**   Zero coupon security.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  INTERNATIONAL PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2003 (UNAUDITED)

                                               COUPON                   FACE
                                                RATE    MATURITY     AMOUNT (A)        VALUE
-----------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (ABS) -- 19.9%

AUTO LOANS -- 8.3%
Ace Securities Corp., Ser. 2001-HEI, Class A
 (FRN)                                         1.474%  11/20/2031        1,534,525    1,536,477
Ford Credit Floorplan Master Owner Trust,
 Ser. 2001-1, Class A (FRN)                    1.270%  07/15/2004        1,750,000    1,750,227
GMAC Swift Trust, Ser. 1999-1+/+               5.000%  01/18/2005  EUR     700,000      835,758
Oscar Funding Corp., Ser. 7, Class 1 (FRN)
 (Cayman Islands)*                             1.534%  03/10/2006        1,280,800    1,280,160
Superior Wholesale Inventory Financing Trust,
 Ser. 2001-A7, Class A (FRN)                   1.270%  03/15/2006        1,750,000    1,750,043
                                                                                    -----------
                                                                                      7,152,665
                                                                                    -----------

CREDIT CARDS -- 6.4%
Chase Credit Card Master Trust, Ser. 1998-1,
 Class A                                       5.125%  02/15/2005  EUR     500,000      598,078
Chase Credit Card Master Trust, Ser. 1998-4,
 Class A                                       5.000%  08/15/2008  EUR     306,775      377,576
Chester Asset Receivables Deal 11, Ser. A
 (United Kingdom)                              6.125%  10/15/2010  EUR     770,000    1,013,681
Chester Asset Receivables Deal 5 (United
 Kingdom)                                      6.625%  03/17/2008  GBP     130,000      235,720
Citibank Credit Card Master Trust, Ser.
 1999-6, Class A+/+                            4.500%  08/25/2004  EUR     600,000      706,511
First USA Credit Card Master Trust, Ser.
 1997-1, Class A                               1.240%  10/17/2006        1,400,000    1,400,103
MBNA American European Structuring Offering,
 Ser. 6 (Cayman Islands)                       4.375%  08/19/2004  EUR   1,000,000    1,177,541
                                                                                    -----------
                                                                                      5,509,210
                                                                                    -----------

HOME EQUITY LOANS -- 3.5%
Clare Special Purpose Company, Ser. 1,
 Class 1 (FRN)*                                2.380%  12/14/2006          600,000      599,400
Long Beach Mortgage Loan Trust, Ser. 2001-2,
 Class A2 (FRN)                                1.315%  07/25/2031          623,313      623,387
Novastar Home Equity Loan, Ser. 2001-2,
 Class A3 (FRN)                                1.295%  09/25/2031        1,428,801    1,429,175
Providian Home Equity Loan Trust, Ser.
 1999-1, Class A (FRN)                         1.325%  06/25/2025          319,990      320,519
                                                                                    -----------
                                                                                      2,972,481
                                                                                    -----------

OTHER ABS -- 1.7%
HABS Corp., Ser. 2000-1X, Class A (FRN)
 (Cayman Islands)                              2.160%  11/28/2007          422,917      422,494

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                               COUPON                   FACE
                                                RATE    MATURITY     AMOUNT (A)        VALUE
-----------------------------------------------------------------------------------------------

OTHER ABS (CONTINUED)
Life Funding Co., Ser. 2001-1A, Class A1
 (FRN) (Cayman Islands)+/+*                    0.446%  10/14/2008  JPY 127,030,800    1,056,553
                                                                                    -----------
                                                                                      1,479,047
                                                                                    -----------
   Total (Cost - $16,264,608)                                                        17,113,403
                                                                                    -----------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 2.5%

CMO FLOATER -- 2.5%
Amortizing Residential Collateral Trust, Ser.
 2002-BC1, Class A (FRN)                       1.375%  01/01/2032        1,529,206    1,529,958
Dutch Mortgage Loans Securitization, Ser.
 2000-1, Class A2 (FRN) (Netherlands)          5.875%  12/02/2076  EUR     500,000      631,592
                                                                                    -----------
   Total (Cost - $2,006,830)                                                          2,161,550
                                                                                    -----------

CORPORATE OBLIGATIONS -- 14.3%

BANKING -- 7.5%
Bank of Scotland (MTN) (United Kingdom)        5.500%  07/27/2009  EUR     360,000      452,070
Bank of Scotland (MTN) (United Kingdom)        5.500%  10/29/2012  EUR     700,000      877,753
Credit Suisse Group Capital Guernsey V Ltd.
 (FRN) (Channel Islands)                       6.905%  11/07/2011  EUR     470,000      592,014
Goldman Sachs Group, Inc.                      5.125%  04/24/2013  EUR     680,000      815,757
HSBC Capital Funding LP (FRN) (Channel
 Islands)                                      8.030%  06/30/2012  EUR     290,000      416,406
Intesabci Capital Trust (FRN)                  6.988%  07/12/2011  EUR     320,000      408,721
RBS Capital Trust A (FRN) (United Kingdom)     6.467%  06/30/2012  EUR     570,000      736,976
Royal Bank of Scotland (United Kingdom)        6.770%  03/31/2049  EUR   1,000,000    1,227,678
San Paolo IMI Capital (FRN)                    8.126%  11/10/2010  EUR     500,000      696,092
Unicredito Italiano Spa (FRN) (Italy)          6.250%  06/14/2010  EUR     240,000      292,942
                                                                                    -----------
                                                                                      6,516,409
                                                                                    -----------

CAPTIVE FINANCE COMPANIES -- 0.4%
Ford Motor Credit Co. (EMTN)                   6.750%  01/14/2008  EUR     280,000      333,264
                                                                                    -----------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                               COUPON                   FACE
                                                RATE    MATURITY     AMOUNT (A)        VALUE
-----------------------------------------------------------------------------------------------

FOOD -- 0.5%
Compass Group PLC (EMTN) (United Kingdom)      6.000%  05/29/2009  EUR     320,000      408,379
                                                                                    -----------

INSURANCE -- 0.4%
Munich Re Finance BV (Netherlands)             6.750%  06/21/2023  EUR     250,000      309,802
                                                                                    -----------

LODGING -- 0.6%
Hilton Group Finance plc (MTN) (United
 Kingdom)                                      6.500%  07/17/2009  EUR     410,000      523,982
                                                                                    -----------

PAPER -- 0.5%
UPM-Kymmene Corp. (MTN) (Finland)              6.125%  01/23/2012  EUR     330,000      415,836
                                                                                    -----------

TELECOMMUNICATIONS -- 1.6%
Deutsche Telekom International Finance BV
 (Netherlands)                                 8.125%  05/29/2012  EUR     450,000      635,870
France Telecom (MTN) (France)                  7.250%  01/28/2013  EUR     330,000      442,810
France Telecom (MTN) (France)                  8.125%  01/28/2033  EUR     210,000      305,059
                                                                                    -----------
                                                                                      1,383,739
                                                                                    -----------

TOBACCO -- 0.8%
Imperial Tobacco Finance (MTN) (United
 Kingdom)                                      6.250%  06/06/2007  EUR     520,000      652,019
                                                                                    -----------

UTILITIES -- 2.0%
E.ON International Finance BV (MTN)
 (Netherlands)                                 5.750%  05/29/2009  EUR     650,000      829,150
United Utility Water plc (United Kingdom)      4.875%  03/18/2009  EUR     680,000      823,585
                                                                                    -----------
                                                                                      1,652,735
                                                                                    -----------
   Total (Cost - $10,759,345)                                                        12,196,165
                                                                                    -----------

SOVEREIGN DEBT OBLIGATIONS -- 58.7%

BELGIUM -- 10.5%
Kingdom of Belgium, Ser. 23                    8.000%  03/28/2015  EUR   4,080,000    6,397,902
Kingdom of Belgium, Ser. 28                    5.750%  03/28/2008  EUR     150,000      193,344

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                               COUPON                   FACE
                                                RATE    MATURITY     AMOUNT (A)        VALUE
-----------------------------------------------------------------------------------------------

BELGIUM (CONTINUED)
Kingdom of Belgium, Ser. 31                    5.500%  03/28/2028  EUR   1,930,000    2,470,197
                                                                                    -----------
                                                                                      9,061,443
                                                                                    -----------

CANADA -- 3.2%
Canada Government Bond                         5.250%  06/01/2013  CAD   3,560,000    2,768,874
                                                                                    -----------

GREECE -- 2.3%
Hellenic Republic                              5.900%  10/22/2022  EUR   1,520,000    1,996,096
                                                                                    -----------

ITALY -- 2.9%
Buoni Poliennali del Tesoro                    5.750%  02/01/2033  EUR   1,880,000    2,459,360
                                                                                    -----------

JAPAN -- 13.6%
Japanese Government Bond, Ser. 174             4.600%  09/20/2004  JPY 284,000,000    2,496,480
Japanese Government Bond, Ser. 236             1.500%  12/20/2011  JPY 970,000,000    8,653,507
Japanese Government Bond, Ser. 58              1.900%  09/20/2022  JPY  60,000,000      561,674
                                                                                    -----------
                                                                                     11,711,661
                                                                                    -----------

MULTI-NATIONAL -- 2.4%
European Investment Bank                       5.500%  12/07/2009  GBP     656,000    1,162,268
European Investment Bank                       7.625%  12/07/2006  GBP     500,000      922,510
                                                                                    -----------
                                                                                      2,084,778
                                                                                    -----------

SPAIN -- 11.0%
Bonos Y Oblig Del Estado                       6.000%  01/31/2008  EUR   6,140,000    7,930,803
Kingdom of Spain                               4.625%  07/22/2004  JPY 175,000,000    1,527,456
                                                                                    -----------
                                                                                      9,458,259
                                                                                    -----------

SWEDEN -- 5.8%
Swedish Government Bond                        5.000%  01/28/2009  SEK  31,610,000    4,190,869
Swedish Government Bond                        8.000%  08/15/2007  SEK   5,580,000      816,895
                                                                                    -----------
                                                                                      5,007,764
                                                                                    -----------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                               COUPON                   FACE
                                                RATE    MATURITY     AMOUNT (A)        VALUE
-----------------------------------------------------------------------------------------------

UNITED KINGDOM -- 7.0%
U.K. Treasury Note                             5.000%  03/07/2008  GBP   3,490,000    6,054,461
                                                                                    -----------
   Total (Cost - $47,887,830)                                                        50,602,696
                                                                                    -----------

SHORT-TERM INVESTMENT -- 0.9%
U.S. Treasury Bill@++ (Cost - $799,405)        1.165%  07/24/2003          800,000      799,594
                                                                                    -----------
TOTAL INVESTMENTS - 96.3% (COST -
$77,718,018)                                                                         82,873,408
OTHER ASSETS, NET OF LIABILITIES - 3.7%                                               3,169,720
                                                                                    -----------
NET ASSETS - 100.0%                                                                  86,043,128
                                                                                    ===========

SUMMARY OF ABBREVIATIONS
------------------------
CAD   Canadian Dollar
EMTN  Euro Medium-Term Note
EUR   European Monetary Unit (Euro)
FRN   Floating Rate Note
GBP   Great British Pound
JPY   Japanese Yen
MTN   Medium-Term Note
SEK   Swedish Krona

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
* Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors. At June 30, 2003, these securities were valued at $2,936,113, or 3.4% of net assets.
+/+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities were valued at $2,598,822, or 3.0% of net assets. The Board of Directors has deemed all of these securities to be liquid.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
++   Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  EMERGING MARKETS PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2003 (UNAUDITED)

                                               COUPON                  FACE
                                                RATE     MATURITY   AMOUNT (A)     VALUE
-------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 1.9%
Petronas Capital Ltd. (Malaysia) (Cost -
 $544,766)+/+                                   7.875%  05/22/2022    500,000       593,118
                                                                                -----------

SOVEREIGN DEBT OBLIGATIONS -- 88.1%

ARGENTINA -- 2.4%
Republic of Argentina, Global*                 11.375%  03/15/2010  1,000,000       340,000
Republic of Argentina, Ser. 2008*               7.000%  12/19/2008  1,250,000       406,250
                                                                                -----------
                                                                                    746,250
                                                                                -----------

BRAZIL -- 9.4%
Republic of Brazil                              9.625%  07/15/2005    500,000       534,250
Republic of Brazil                             11.000%  08/17/2040  1,250,000     1,134,375
Republic of Brazil                             14.500%  10/15/2009    250,000       287,500
Republic of Brazil - C Bond                     8.000%  04/15/2014    923,557       812,731
Republic of Brazil, DCB L (FRN)                 2.188%  04/15/2012    250,000       188,125
                                                                                -----------
                                                                                  2,956,981
                                                                                -----------

BULGARIA -- 0.9%
Republic of Bulgaria                            8.250%  01/15/2015    250,000       295,000
                                                                                -----------

CHILE -- 0.9%
Republic of Chile                               5.500%  01/15/2013    250,000       264,307
                                                                                -----------

CHINA -- 1.0%
People's Republic of China                      6.800%  05/23/2011    250,000       300,624
                                                                                -----------

COLOMBIA -- 7.5%
Republic of Colombia                            9.750%  04/23/2009    250,000       285,000
Republic of Colombia                           10.375%  01/28/2033    250,000       287,500
Republic of Colombia                           10.500%  06/13/2006    500,000       580,500
Republic of Colombia                           10.750%  01/15/2013    750,000       878,250
Republic of Colombia                           11.750%  02/25/2020    250,000       311,250
                                                                                -----------
                                                                                  2,342,500
                                                                                -----------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                               COUPON                  FACE
                                                RATE     MATURITY   AMOUNT (A)     VALUE
-------------------------------------------------------------------------------------------

ECUADOR -- 1.9%
Republic of Ecuador                            12.000%  11/15/2012    750,000       607,500
                                                                                -----------

EL SALVADOR -- 0.8%
Republic of El Salvador                         8.250%  04/10/2032    250,000       243,125
                                                                                -----------

IVORY COAST -- 1.3%
Ivory Coast - FLIRB*                            2.000%  03/29/2018  1,500,000       281,250
Ivory Coast - PDI (FRN)*                        2.000%  03/29/2018    617,500       121,030
                                                                                -----------
                                                                                    402,280
                                                                                -----------

MALAYSIA -- 3.9%
Malaysia Global Government Bond                 7.500%  07/15/2011    750,000       911,758
Malaysia Global Government Bond                 8.750%  06/01/2009    250,000       318,431
                                                                                -----------
                                                                                  1,230,189
                                                                                -----------

MEXICO -- 11.6%
United Mexican States                           6.625%  03/03/2015    250,000       266,250
United Mexican States                           8.125%  12/30/2019    750,000       860,625
United Mexican States                           8.375%  01/14/2011    250,000       299,500
United Mexican States                           8.625%  03/12/2008    750,000       899,250
United Mexican States                          11.500%  05/15/2026    250,000       373,125
United Mexican States, MTN                      8.300%  08/15/2031    250,000       287,875
United Mexican States, Ser. XW                 10.375%  02/17/2009    500,000       647,500
                                                                                -----------
                                                                                  3,634,125
                                                                                -----------

NIGERIA -- 4.8%
Central Bank of Nigeria Par Bond, Ser. WW#      6.250%  11/15/2020  1,750,000     1,487,500
                                                                                -----------

PANAMA -- 1.8%
Republic of Panama                              9.375%  04/01/2029    500,000       567,500
                                                                                -----------

PERU -- 1.5%
Republic of Peru                                9.875%  02/06/2015    250,000       274,375
Republic of Peru (FRN)                          4.500%  03/07/2017    250,000       195,625
                                                                                -----------
                                                                                    470,000
                                                                                -----------

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                               COUPON                  FACE
                                                RATE     MATURITY   AMOUNT (A)     VALUE
-------------------------------------------------------------------------------------------

(THE) PHILIPPINES -- 9.7%
Republic of Philippines                         8.375%  03/12/2009  1,000,000     1,067,500
Republic of Philippines                         8.875%  04/15/2008    500,000       551,250
Republic of Philippines                         9.875%  01/15/2019    500,000       551,875
Republic of Philippines                        10.625%  03/16/2025    750,000       873,750
                                                                                -----------
                                                                                  3,044,375
                                                                                -----------

POLAND -- 4.4%
Poland Global Government Bond                   6.250%  07/03/2012  1,000,000     1,157,500
Republic of Poland                              3.750%  10/27/2024    250,000       231,250
                                                                                -----------
                                                                                  1,388,750
                                                                                -----------

RUSSIA -- 10.0%
Russian Federation Bond                         5.000%  03/31/2030  2,250,000     2,179,687
Russian Federation Bond                        10.000%  06/26/2007    500,000       608,100
Russian Federation Bond                        11.000%  07/24/2018    250,000       357,500
                                                                                -----------
                                                                                  3,145,287
                                                                                -----------

SOUTH AFRICA -- 4.9%
Republic of South Africa                        7.375%  04/25/2012    250,000       286,875
Republic of South Africa                        9.125%  05/19/2009  1,000,000     1,235,000
                                                                                -----------
                                                                                  1,521,875
                                                                                -----------

TUNISIA -- 0.9%
Banque Centrale de Tunisie                      7.375%  04/25/2012    250,000       287,500
                                                                                -----------

TURKEY -- 3.3%
Republic of Turkey                             10.500%  01/13/2008    500,000       512,500
Republic of Turkey                             11.875%  01/15/2030    500,000       518,125
                                                                                -----------
                                                                                  1,030,625
                                                                                -----------

URUGUAY -- 0.5%
Republic of Uruguay                             7.875%  01/15/2033    250,000       166,250
                                                                                -----------

VENEZUELA -- 4.7%
Republic of Venezuela                           9.250%  09/15/2027  1,750,000     1,295,000

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                               COUPON                  FACE
                                                RATE     MATURITY   AMOUNT (A)     VALUE
-------------------------------------------------------------------------------------------

VENEZUELA (CONTINUED)
Republic of Venezuela, DCB, Ser. DL             1.875%  12/18/2007    214,281       171,425
                                                                                -----------
                                                                                  1,466,425
                                                                                -----------
   Total (Cost - $25,295,376)                                                    27,598,968
                                                                                -----------
                                               STRIKE   EXPIRATION  CONTRACTS
                                               ------   ----------  ---------

WARRANTS -- 0.0%
Central Bank of Nigeria Warrants (Nigeria)
 (Cost - $0)                                        0   11/15/2020      6,500             0
                                                                                -----------
                                               COUPON                  FACE
                                                RATE     MATURITY     AMOUNT
                                               ------    --------     ------

SHORT-TERM INVESTMENT -- 3.2%
Den Danske Bank Time Deposit (Cost -
 $1,000,000)                                    1.250%  07/01/2003  1,000,000     1,000,000
                                                                                -----------
TOTAL INVESTMENTS - 93.2% (COST -
$26,840,142)                                                                     29,192,086
OTHER ASSETS, NET OF LIABILITIES - 6.8%                                           2,139,013
                                                                                -----------
NET ASSETS - 100.0%                                                              31,331,099
                                                                                ===========

SUMMARY OF ABBREVIATIONS
------------------------
DCB     Debt Conversion Bond
FLIRB   Front Loaded Interest Reduction Bond
FRN     Floating Rate Note
MTN     Medium-Term Note
PDI     Past Due Interest

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
+/+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, this security was valued at $593,118, or 1.9% of net assets. The Board of Directors has deemed this security to be liquid.
# Security is issued with detachable warrants. The current value of each warrant is zero.
*    Security is currently in default.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  U.S. INFLATION-INDEXED PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2003 (UNAUDITED)

                                               COUPON                 FACE         VALUE
                                                RATE    MATURITY     AMOUNT      (IN US $)
-------------------------------------------------------------------------------------------

U.S TREASURY INFLATION-INDEXED NOTES -- 68.7%
U.S. Treasury Inflation-Indexed Note           3.000%  07/15/2012   15,396,139   16,962,215
U.S. Treasury Inflation-Indexed Note           3.375%  01/15/2007      232,036      254,659
U.S. Treasury Inflation-Indexed Note           3.375%  01/15/2012    3,203,913    3,624,927
U.S. Treasury Inflation-Indexed Note           3.500%  01/15/2011    6,215,266    7,058,212
U.S. Treasury Inflation-Indexed Note           3.625%  01/15/2008   14,612,509   16,391,125
U.S. Treasury Inflation-Indexed Note           3.875%  01/15/2009    6,732,706    7,707,896
U.S. Treasury Inflation-Indexed Note           4.250%  01/15/2010    7,223,808    8,497,005
                                                                                -----------
                                                                                 60,496,039
                                                                                -----------

U.S. TREASURY INFLATION-INDEXED BONDS -- 30.0%
U.S. Treasury Inflation-Indexed Bond           3.375%  04/15/2032      973,436    1,177,401
U.S. Treasury Inflation-Indexed Bond           3.625%  04/15/2028    9,413,381   11,466,675
U.S. Treasury Inflation-Indexed Bond           3.875%  04/15/2029   10,773,183   13,732,441
                                                                                -----------
                                                                                 26,376,517
                                                                                -----------
TOTAL INVESTMENTS - 98.7% (COST -
$82,779,395)                                                                     86,872,556
OTHER ASSETS, NET OF LIABILITIES - 1.3%                                           1,131,539
                                                                                -----------
NET ASSETS - 100.0%                                                              88,004,095
                                                                                ===========

See Notes to Financial Statements.

FFTW FUNDS, INC.

  GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO - SCHEDULE OF INVESTMENTS JUNE 30, 2003 (UNAUDITED)

                                               COUPON                   FACE
                                                RATE    MATURITY     AMOUNT (A)        VALUE
------------------------------------------------------------------------------------------------

CANADA -- 6.5%
Canada Government Index-Linked Bond            4.000%  12/01/2031  CAD     683,963       594,488
Canada Government Index-Linked Bond            4.250%  12/01/2021  CAD     900,338       779,807
                                                                                    ------------
                                                                                       1,374,295
                                                                                    ------------

FRANCE -- 14.6%
France O.A.T. Index-Linked Bond                3.000%  07/25/2009  EUR   1,232,996     1,514,316
France O.A.T. Index-Linked Bond                3.150%  07/25/2032  EUR   1,267,300     1,578,714
                                                                                    ------------
                                                                                       3,093,030
                                                                                    ------------

NEW ZEALAND -- 1.2%
New Zealand Index-Linked Bond                  4.500%  02/15/2016  NZD     350,000       264,898
                                                                                    ------------

SWEDEN -- 4.8%
Swedish Government Index-Linked Bond           4.000%  12/01/2008  SEK   1,387,910       189,730
Swedish Government Index-Linked Bond           4.000%  12/01/2020  SEK   5,642,650       815,725
                                                                                    ------------
                                                                                       1,005,455
                                                                                    ------------

UNITED KINGDOM -- 22.8%
U.K. Index-Linked Treasury Stock (FRN)         2.500%  08/23/2011  GBP     440,000     1,865,191
U.K. Index-Linked Treasury Stock (FRN)         2.500%  04/16/2020  GBP     570,000     2,184,322
U.K. Index-Linked Treasury Stock (FRN)         4.125%  07/22/2030  GBP     240,000       755,954
                                                                                    ------------
                                                                                       4,805,467
                                                                                    ------------

UNITED STATES -- 47.8%
U.S. Treasury Inflation-Indexed Bond           3.875%  04/15/2029        1,939,956     2,472,837
U.S. Treasury Inflation-Indexed Note           3.000%  07/15/2012        2,520,019     2,776,352
U.S. Treasury Inflation-Indexed Note           3.375%  01/15/2007          382,859       420,188
U.S. Treasury Inflation-Indexed Note           3.500%  01/15/2011        1,932,700     2,194,822

FFTW FUNDS, INC.

  GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO - SCHEDULE OF INVESTMENTS
  (CONTINUED)
  JUNE 30, 2003 (UNAUDITED)

                                               COUPON                   FACE
                                                RATE    MATURITY     AMOUNT (A)        VALUE
------------------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
U.S. Treasury Inflation-Indexed Note           3.625%  01/15/2008        1,979,737     2,220,708
                                                                                    ------------
                                                                                      10,084,907
                                                                                    ------------
TOTAL INVESTMENTS - 97.7% (COST -
$19,479,850)                                                                          20,628,052
OTHER ASSETS, NET OF LIABILITIES - 2.3%                                                  477,288
                                                                                    ------------
NET ASSETS - 100.0%                                                                   21,105,340
                                                                                    ============

SUMMARY OF ABBREVIATIONS
------------------------
FRN     Floating Rate Note
        Obligations Assimilables du Tresor are French government
O.A.T.  long-term debt instruments.

(a)  Face amount shown in U.S. dollars unless otherwise indicated.

     COUNTRY COMPOSITION OF THE PORTFOLIO (AS A PERCENTAGE OF TOTAL ASSETS)
         VERSUS THE BARCLAY'S GLOBAL INFLATION-LINKED BOND INDEX HEDGED

COUNTRY                                   PORTFOLIO  BENCHMARK
-------                                   ---------  ---------
United States                               50.29%     44.09%
United Kingdom                              22.52%     32.94%
France                                      14.77%     12.04%
Canada                                       6.41%      4.13%
Sweden                                       4.77%      5.26%
New Zealand                                  1.24%      0.00%
Australia                                    0.00%      1.54%
                                          -------    -------
                                           100.00%    100.00%

See Notes to Financial Statements.

FFTW FUNDS, INC.

  STATEMENTS OF ASSETS AND LIABILITIES
  JUNE 30, 2003 (UNAUDITED)

                                     U.S. SHORT-TERM  LIMITED DURATION  MORTGAGE-BACKED
                                        PORTFOLIO        PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------

ASSETS
Investments in securities, at
 value (a)                            $ 90,440,447      $158,936,444     $233,473,515
Cash                                       404,200         3,636,600          534,811
Receivable for securities sold             998,902         2,058,652       11,405,560
Receivable for fund shares sold                  -               869                -
Interest receivable                        189,437         1,460,620          772,801
Variation margin receivable                      -            24,187                -
Other receivables                                -                 -              343
                                      ------------      ------------     ------------
 Total assets                           92,032,986       166,117,372      246,187,030
                                      ------------      ------------     ------------

LIABILITIES
Payable for securities purchased         1,500,000                 -       99,318,203
Variation margin payable                         -                 -           52,653
Distribution payable                         1,075             8,658                -
Payable for reverse repurchase
 agreement                                 973,043                 -                -
Accrued expenses and other
 liabilities                                11,153            22,827           19,279
                                      ------------      ------------     ------------
 Total liabilities                       2,485,271            31,485       99,390,135
                                      ------------      ------------     ------------

NET ASSETS                            $ 89,547,715      $166,085,887     $146,796,895
                                      ============      ============     ============

SHARES OUTSTANDING (PAR VALUE
$0.001)                                  9,460,910        16,386,421       14,447,247
                                      ============      ============     ============

NET ASSET VALUE PER SHARE             $       9.47      $      10.14     $      10.16
                                      ============      ============     ============

COMPONENTS OF NET ASSETS AS OF JUNE
30, 2003 WERE AS FOLLOWS:
Paid-in capital                       $107,039,620      $163,747,581     $155,795,629
Distributions in excess of
 investment income, net                   (119,693)         (202,898)      (1,060,227)
Accumulated net realized gain
 (loss) on investments, short sales
 and financial futures contracts       (17,196,006)        2,277,748       (8,329,361)
Net unrealized appreciation
 (depreciation) on investments and
 financial futures contracts              (176,206)          263,456          390,854
                                      ------------      ------------     ------------
                                      $ 89,547,715      $166,085,887     $146,796,895
                                      ============      ============     ============
---------------------------------------------------------------------------------------
(a) Cost of investments               $ 90,616,653      $158,567,044     $232,676,131
                                      ------------      ------------     ------------

See Notes to Financial Statements.

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                 WORLDWIDE    WORLDWIDE CORE  INTERNATIONAL  EMERGING MARKETS
                                 PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at
 value (a)                      $191,467,514   $113,632,184    $82,873,408     $ 29,192,086
Cash                               6,114,752      4,283,421        249,025          892,935
Cash on deposit at broker          2,093,114      1,857,500        303,726                -
Foreign cash (b)                   2,319,423      1,803,892      1,613,298                -
Receivable for securities sold             -              -              -          641,139
Receivable for fund shares
 sold                                      -         50,000        996,100                -
Receivable from Investment
 Adviser (Note 3)                      7,149              -              -                -
Interest receivable                1,881,290        964,683      1,259,953          624,867
Unrealized appreciation of
 forward foreign exchange
 contracts (Note 5)                1,563,360        899,763      1,855,692                -
                                ------------   ------------    -----------     ------------
 Total assets                    205,446,602    123,491,443     89,151,202       31,351,027
                                ------------   ------------    -----------     ------------
LIABILITIES
Payable for securities
 purchased                        35,492,580     18,353,863            363                -
Payable for fund shares
 redeemed                              1,000      1,000,246        265,800                -
Variation margin payable           1,522,827      1,501,025      1,404,537                -
Unrealized depreciation of
 forward foreign exchange
 contracts (Note 5)                1,449,366      1,530,750      1,410,894                -
Distribution payable                  33,464          5,128          6,169                -
Accrued expenses and other
 liabilities                          17,747         15,564         20,311           19,928
                                ------------   ------------    -----------     ------------
 Total liabilities                38,516,984     22,406,576      3,108,074           19,928
                                ------------   ------------    -----------     ------------
NET ASSETS                      $166,929,618   $101,084,867    $86,043,128     $ 31,331,099
                                ============   ============    ===========     ============
SHARES OUTSTANDING (PAR VALUE
$0.001)                           17,023,815      8,878,233      9,765,435        3,598,351
                                ============   ============    ===========     ============
NET ASSET VALUE PER SHARE       $       9.81   $      11.39    $      8.81     $       8.71
                                ============   ============    ===========     ============
COMPONENTS OF NET ASSETS AS OF
JUNE 30, 2003 WERE AS FOLLOWS:
Paid-in capital                 $153,655,691   $ 97,976,764    $76,797,581     $ 62,094,729
Undistributed (distributions
 in excess of) investment
 income, net                      (2,181,185)      (200,562)    (2,380,871)          45,764
Accumulated net realized gain
 (loss) on investments,
 financial futures and swap
 contracts and foreign
 currency-related transactions     4,792,554     (1,161,457)     5,831,777      (33,161,338)
Net unrealized appreciation on
 investments, financial
 futures and swap contracts
 and translation of other
 assets and liabilities
 denominated in foreign
 currency                         10,662,558      4,470,122      5,794,641        2,351,944
                                ------------   ------------    -----------     ------------
                                $166,929,618   $101,084,867    $86,043,128     $ 31,331,099
                                ============   ============    ===========     ============
---------------------------------------------------------------------------------------------
(a) Cost of investments         $181,097,953   $108,633,201    $77,718,018     $ 26,840,142
                                ------------   ------------    -----------     ------------
(b) Cost of foreign cash        $  7,252,001   $  1,720,582    $ 1,513,336     $          -
                                ------------   ------------    -----------     ------------

See Notes to Financial Statements.

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                          U.S. INFLATION-INDEXED  GLOBAL INFLATION-INDEXED
                                                PORTFOLIO             HEDGED PORTFOLIO
------------------------------------------------------------------------------------------

ASSETS
Investments in securities, at value (a)        $86,872,556              $20,628,052
Cash                                                94,906                  520,886
Foreign cash (b)                                         -                   81,392
Receivable from Investment Adviser (Note
 3)                                                  8,604                    4,717
Interest receivable                              1,038,015                  263,835
                                               -----------              -----------
 Total assets                                   88,014,081               21,498,882
                                               -----------              -----------

LIABILITIES
Unrealized depreciation of forward
 foreign exchange contracts (Note 5)                     -                  371,133
Accrued expenses and other liabilities               9,986                   22,409
                                               -----------              -----------
 Total liabilities                                   9,986                  393,542
                                               -----------              -----------

NET ASSETS                                     $88,004,095              $21,105,340
                                               ===========              ===========

SHARES OUTSTANDING (PAR VALUE $0.001)            7,830,351                2,040,797
                                               ===========              ===========

NET ASSET VALUE PER SHARE                      $     11.24              $     10.34
                                               ===========              ===========

COMPONENTS OF NET ASSETS AS OF JUNE 30,
2003 WERE AS FOLLOWS:
Paid-in capital                                $80,944,006              $20,537,891
Undistributed (distributions in excess
 of) investment income, net                         (2,859)                      85
Accumulated net realized gain (loss) on
 investments and foreign
 currency-related transactions                   2,969,787                 (221,351)
Net unrealized appreciation on
 investments and translation of other
 assets and liabilities denominated in
 foreign currency                                4,093,161                  788,715
                                               -----------              -----------
                                               $88,004,095              $21,105,340
                                               ===========              ===========
------------------------------------------------------------------------------------------
(a) Cost of investments                        $82,779,395              $19,479,850
                                               -----------              -----------
(b) Cost of foreign cash                       $         -              $    78,545
                                               -----------              -----------

See Notes to Financial Statements.

FFTW FUNDS, INC.

  STATEMENTS OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                     U.S. SHORT-TERM  LIMITED DURATION  MORTGAGE-BACKED
                                        PORTFOLIO        PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                               $1,054,783       $ 3,291,633       $ 3,181,228
                                       ----------       -----------       -----------
EXPENSES
Investment advisory fees (Note 3)         150,646           289,030           228,500
Administration fees (Note 3)               29,150            47,917            44,238
Custodian fees                             28,956            38,998            55,632
Directors' fees and expenses               11,074            17,253            16,207
Audit fees                                 14,592            13,314            19,798
Legal fees                                  8,876            15,536            14,596
Transfer agent fees                         4,307             2,528               751
Registration fees                           1,975             6,934               681
Other fees and expenses                     1,870            15,484            10,217
                                       ----------       -----------       -----------
 Total operating expenses                 251,446           446,994           390,620
Waiver of investment advisory fees
 (Note 3)                                 (86,884)         (170,794)         (165,545)
                                       ----------       -----------       -----------
 Operating expenses, net                  164,562           276,200           225,075
Interest                                    3,362                 -                 -
                                       ----------       -----------       -----------
 Total expenses                           167,924           276,200           225,075
                                       ----------       -----------       -----------
Investment income, net                    886,859         3,015,433         2,956,153
                                       ----------       -----------       -----------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, SHORT SALES
AND FINANCIAL FUTURES CONTRACTS
Net realized gain (loss) on
 investments                             (150,517)        2,705,134         2,830,408
Net realized loss on short sales                -                 -           (37,500)
Net realized loss on financial
 futures contracts                              -                 -        (1,134,333)
Net change in unrealized
 depreciation on investments              (97,580)       (2,614,464)       (2,067,327)
Net change in unrealized
 appreciation (depreciation) on
 financial futures contracts                    -          (105,944)          235,962
                                       ----------       -----------       -----------
Net realized and unrealized loss on
 investments, short sales and
 financial futures contracts             (248,097)          (15,274)         (172,790)
                                       ----------       -----------       -----------
Net Increase in Net Assets
 Resulting from Operations             $  638,762       $ 3,000,159       $ 2,783,363
                                       ==========       ===========       ===========

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                 WORLDWIDE   WORLDWIDE CORE  INTERNATIONAL  EMERGING MARKETS
                                 PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                        $ 3,029,430   $ 1,841,181     $1,243,579       $  915,132
                                -----------   -----------     ----------       ----------
EXPENSES
Investment advisory fees (Note
 3)                                 330,701       215,785        167,403           88,922
Administration fees (Note 3)         47,963        31,338         24,294            6,845
Custodian fees                       75,254        56,386         45,090           22,568
Directors' fees and expenses         17,895        12,156          9,166            1,115
Audit fees                           18,623        20,145         18,609           18,558
Legal fees                           16,121        10,947          8,266            1,004
Transfer agent fees                   3,300         2,997          4,181            1,014
Registration fees                     2,074         7,454          7,578            1,280
Other fees and expenses               2,779         2,836          6,587            1,162
                                -----------   -----------     ----------       ----------
 Total operating expenses           514,710       360,044        291,174          142,468
Waiver of investment advisory
 fees (Note 3)                      (18,698)      (89,377)       (12,044)          (1,108)
                                -----------   -----------     ----------       ----------
 Operating expenses, net            496,012       270,667        279,130          141,360
Interest                              1,043             -            508                -
                                -----------   -----------     ----------       ----------
 Total expenses                     497,055       270,667        279,638          141,360
                                -----------   -----------     ----------       ----------
Investment income, net            2,532,375     1,570,514        963,941          773,772
                                -----------   -----------     ----------       ----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
FINANCIAL FUTURES AND SWAP
CONTRACTS AND FOREIGN
CURRENCY-RELATED TRANSACTIONS
Net realized gain on
 investments                      6,507,086     4,047,769      4,672,910          993,646
Net realized gain on financial
 futures and swap contracts          21,836       480,879         20,288                -
Net realized gain (loss) on
 foreign currency-related
 transactions                     1,057,871    (2,943,157)     1,169,986                -
Net change in unrealized
 appreciation on investments        975,273        67,041        886,361        1,620,410
Net change in unrealized
 appreciation (depreciation)
 on financial futures and swap
 contracts                          160,175        51,733       (112,346)               -
Net change in unrealized
 appreciation (depreciation)
 on translation of other
 assets and liabilities
 denominated in foreign
 currency                          (376,750)      750,984       (464,678)               -
                                -----------   -----------     ----------       ----------
Net realized and unrealized
 gain on investments,
 financial futures and swap
 contracts and foreign
 currency-related transactions    8,345,491     2,455,249      6,172,521        2,614,056
                                -----------   -----------     ----------       ----------
Net Increase in Net Assets
 Resulting from Operations      $10,877,866   $ 4,025,763     $7,136,462       $3,387,828
                                ===========   ===========     ==========       ==========

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                          U.S. INFLATION-INDEXED  GLOBAL INFLATION-INDEXED
                                                PORTFOLIO            HEDGED PORTFOLIO*
------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                        $2,078,485               $  385,264
                                                ----------               ----------
EXPENSES
Investment advisory fees (Note 3)                  173,232                   37,912
Administration fees (Note 3)                        25,073                    5,329
Custodian fees                                      21,656                   11,431
Directors' fees and expenses                         8,078                    3,004
Audit fees                                          13,234                   15,831
Legal fees                                           5,575                    2,680
Transfer agent fees                                    377                      376
Registration fees                                      630                      606
Other fees and expenses                              1,379                      571
                                                ----------               ----------
 Total operating expenses                          249,234                   77,740
Waiver of investment advisory fees (Note
 3)                                                (97,681)                 (30,479)
                                                ----------               ----------
 Operating expenses, net                           151,553                   47,261
                                                ----------               ----------
Investment income, net                           1,926,932                  338,003
                                                ----------               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN
CURRENCY-RELATED TRANSACTIONS
Net realized gain on investments                 2,974,421                   49,654
Net realized loss on foreign
 currency-related transactions                           -                 (271,005)
Net change in unrealized appreciation on
 investments                                       198,912                1,148,202
Net change in unrealized depreciation on
 translation of other assets and
 liabilities denominated in foreign
 currency                                                -                 (359,487)
                                                ----------               ----------
Net realized and unrealized gain on
 investments and foreign currency-
 related transactions                            3,173,333                  567,364
                                                ----------               ----------
Net Increase in Net Assets Resulting
 from Operations                                $5,100,265               $  905,367
                                                ==========               ==========

  *  Period from January 14, 2003 (commencement of operations) to June 30, 2003.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  STATEMENTS OF CHANGES IN NET ASSETS

                                 U.S. SHORT-TERM PORTFOLIO     LIMITED DURATION PORTFOLIO
                                ----------------------------  ----------------------------
                                 SIX MONTHS                    SIX MONTHS
                                    ENDED                         ENDED
                                JUNE 30, 2003   YEAR ENDED    JUNE 30, 2003   YEAR ENDED
                                 (UNAUDITED)   DEC. 31, 2002   (UNAUDITED)   DEC. 31, 2002
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Investment income, net           $   886,859   $   5,133,275  $  3,015,433   $  5,723,240
Net realized gain (loss) on
 investments and financial
 futures contracts                  (150,517)     (1,713,608)    2,705,134        520,452
Net change in unrealized
 appreciation (depreciation)
 on investments and financial
 futures contracts                   (97,580)       (538,224)   (2,720,408)     1,423,731
                                 -----------   -------------  ------------   ------------
Net increase in net assets
 resulting from operations           638,762       2,881,443     3,000,159      7,667,423
                                 -----------   -------------  ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
From investment income, net        1,262,405       5,459,618     3,218,331      5,752,752
From net realized gain on
 investments and financial
 futures contracts                         -               -             -        834,978
                                 -----------   -------------  ------------   ------------
Total Distributions                1,262,405       5,459,618     3,218,331      6,587,730
                                 -----------   -------------  ------------   ------------
CAPITAL SHARE TRANSACTIONS,
NET                               (4,280,827)   (192,048,007)      434,179     47,433,682
                                 -----------   -------------  ------------   ------------
Total increase (decrease) in
net assets                        (4,904,470)   (194,626,182)      216,007     48,513,375
                                 -----------   -------------  ------------   ------------

NET ASSETS
Beginning of Period               94,452,185     289,078,367   165,869,880    117,356,505
                                 -----------   -------------  ------------   ------------
End of Period                    $89,547,715   $  94,452,185  $166,085,887   $165,869,880
                                 ===========   =============  ============   ============
UNDISTRIBUTED (DISTRIBUTIONS
IN EXCESS OF)
INVESTMENT INCOME, NET           $  (119,693)  $     255,853  $   (202,898)  $          -

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                           MORTGAGE-BACKED PORTFOLIO
                                          ----------------------------
                                           SIX MONTHS
                                              ENDED
                                          JUNE 30, 2003   YEAR ENDED
                                           (UNAUDITED)   DEC. 31, 2002
----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Investment income, net                    $  2,956,153   $  12,673,083
Net realized gain on investments, short
 sales and financial futures contracts       1,658,575       7,741,160
Net change in unrealized appreciation
 (depreciation) on investments and
 financial futures contracts                (1,831,365)      4,161,341
                                          ------------   -------------
Net increase in net assets resulting
 from operations                             2,783,363      24,575,584
                                          ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
From investment income, net                  4,694,136      16,117,728
                                          ------------   -------------
Total Distributions                          4,694,136      16,117,728
                                          ------------   -------------
CAPITAL SHARE TRANSACTIONS, NET             (7,105,865)   (209,932,280)
                                          ------------   -------------
Total decrease in net assets                (9,016,638)   (201,474,424)
                                          ------------   -------------

NET ASSETS
Beginning of Period                        155,813,533     357,287,957
                                          ------------   -------------
End of Period                             $146,796,895   $ 155,813,533
                                          ============   =============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS
OF) INVESTMENT INCOME, NET                $ (1,060,227)  $     677,756

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                    WORLDWIDE PORTFOLIO         WORLDWIDE CORE PORTFOLIO
                                ----------------------------  ----------------------------
                                 SIX MONTHS                    SIX MONTHS
                                    ENDED                         ENDED
                                JUNE 30, 2003   YEAR ENDED    JUNE 30, 2003   YEAR ENDED
                                 (UNAUDITED)   DEC. 31, 2002   (UNAUDITED)   DEC. 31, 2002
------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM
OPERATIONS
Investment income, net          $  2,532,375   $  5,671,498   $  1,570,514   $   6,197,854
Net realized gain on
 investments, financial
 futures and swap contracts
 and foreign currency-related
 transactions                      7,586,793      5,614,626      1,585,491       2,037,006
Net change in unrealized
 appreciation on investments,
 financial futures and swap
 contracts and on translation
 of assets and liabilities
 denominated in foreign
 currency                            758,698     11,938,346        869,758       2,865,339
                                ------------   ------------   ------------   -------------
Net increase in net assets
 resulting from operations        10,877,866     23,224,470      4,025,763      11,100,199
                                ------------   ------------   ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
From investment income, net        7,535,606      5,485,837      1,702,062       8,171,422
From capital stock in excess
 of par value                              -              -              -         629,743
                                ------------   ------------   ------------   -------------
Total Distributions                7,535,606      5,485,837      1,702,062       8,801,165
                                ------------   ------------   ------------   -------------
CAPITAL SHARE TRANSACTIONS,
NET                               (8,452,046)    (4,538,095)   (18,097,952)   (105,426,681)
                                ------------   ------------   ------------   -------------
Total decrease in net assets      (5,109,786)    13,200,538    (15,774,251)   (103,127,647)
                                ------------   ------------   ------------   -------------

NET ASSETS
Beginning of Period              172,039,404    158,838,866    116,859,118     219,986,765
                                ------------   ------------   ------------   -------------
End of Period                   $166,929,618   $172,039,404   $101,084,867   $ 116,859,118
                                ============   ============   ============   =============
UNDISTRIBUTED (DISTRIBUTIONS
IN EXCESS OF) INVESTMENT
INCOME, NET                     $ (2,181,185)  $  2,822,046   $   (200,562)  $     (69,014)

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                  INTERNATIONAL PORTFOLIO      EMERGING MARKETS PORTFOLIO
                                ----------------------------  ----------------------------
                                 SIX MONTHS                    SIX MONTHS
                                    ENDED                         ENDED
                                JUNE 30, 2003   YEAR ENDED    JUNE 30, 2003   YEAR ENDED
                                 (UNAUDITED)   DEC. 31, 2002   (UNAUDITED)   DEC. 31, 2002
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Investment income, net           $   963,941   $  2,628,695    $   773,772   $  1,881,568
Net realized gain (loss) on
 investments, financial
 futures contracts and foreign
 currency-related transactions     5,863,184      7,676,949        993,646       (141,677)
Net change in unrealized
 appreciation (depreciation)
 on investments, financial
 futures contracts and on
 translation of assets and
 liabilities denominated in
 foreign currency                    309,337     10,761,002      1,620,410       (925,753)
                                 -----------   ------------    -----------   ------------
Net increase in net assets
 resulting from operations         7,136,462     21,066,646      3,387,828        814,138
                                 -----------   ------------    -----------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
From investment income, net        5,380,896      4,842,399        728,008      1,974,088
From net realized gain on
 investments, financial
 futures contracts and foreign
 currency-related transactions       313,203        507,317              -              -
From capital stock in excess
 of par value                              -              -              -        142,588
                                 -----------   ------------    -----------   ------------
Total Distributions                5,694,099      5,349,716        728,008      2,116,676
                                 -----------   ------------    -----------   ------------
CAPITAL SHARE TRANSACTIONS,
NET                               (3,519,215)   (35,444,960)    17,959,806    (21,025,975)
                                 -----------   ------------    -----------   ------------
Total increase (decrease) in
net assets                        (2,076,852)   (19,728,030)    20,619,626    (22,328,513)
                                 -----------   ------------    -----------   ------------

NET ASSETS
Beginning of Period               88,119,980    107,848,010     10,711,473     33,039,986
                                 -----------   ------------    -----------   ------------
End of Period                    $86,043,128   $ 88,119,980    $31,331,099   $ 10,711,473
                                 ===========   ============    ===========   ============
UNDISTRIBUTED (DISTRIBUTIONS
IN EXCESS OF) INVESTMENT
INCOME, NET                      $(2,380,871)  $  2,036,084    $    45,764   $          -

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                        U.S. INFLATION-INDEXED
                                              PORTFOLIO            GLOBAL INFLATION-INDEXED
                                     ----------------------------      HEDGED PORTFOLIO
                                      SIX MONTHS                   ------------------------
                                         ENDED                           PERIOD FROM
                                     JUNE 30, 2003   YEAR ENDED      JANUARY 14, 2003* TO
                                      (UNAUDITED)   DEC. 31, 2002       JUNE 30, 2003
-------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Investment income, net                $ 1,926,932    $ 3,066,913         $   338,003
Net realized gain (loss) on
 investments and foreign currency-
 related transactions                   2,974,421      2,522,140            (221,351)
Net change in unrealized
 appreciation on investments and on
 translation of assets and
 liabilities denominated in foreign
 currency                                 198,912      4,112,113             788,715
                                      -----------    -----------         -----------
Net increase in net assets
 resulting from operations              5,100,265      9,701,166             905,367
                                      -----------    -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
From investment income, net             1,937,022      3,059,621             337,918
From net realized gain on
 investments and foreign currency-
 related transactions                           -      2,531,529                   -
                                      -----------    -----------         -----------
Total Distributions                     1,937,022      5,591,150             337,918
                                      -----------    -----------         -----------
CAPITAL SHARE TRANSACTIONS, NET        (4,513,978)    45,635,151          20,537,891
                                      -----------    -----------         -----------
Total increase (decrease) in net
assets                                 (1,350,735)    49,745,167          21,105,340
                                      -----------    -----------         -----------

NET ASSETS
Beginning of Period                    89,354,830     39,609,663                   -
                                      -----------    -----------         -----------
End of Period                         $88,004,095    $89,354,830         $21,105,340
                                      ===========    ===========         ===========
UNDISTRIBUTED (DISTRIBUTIONS IN
EXCESS OF) INVESTMENT INCOME, NET     $    (2,859)   $     7,231         $        85

  *  Commencement of operations.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FINANCIAL HIGHLIGHTS
  U.S. SHORT-TERM PORTFOLIO

                                        FOR THE
                                      SIX MONTHS                  FOR THE YEAR ENDED,
                                         ENDED      ------------------------------------------------
FOR A SHARE OUTSTANDING              JUNE 30, 2003  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,
THROUGHOUT THE PERIOD:                (UNAUDITED)     2002      2001      2000      1999    1998 **
----------------------------------------------------------------------------------------------------
PER SHARE DATA
-----------------------------------
Net asset value, beginning of
period                                  $  9.53     $  9.68   $   9.71  $   9.65  $   9.76  $   9.77
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-----------------------------------
Investment income, net                     0.08        0.24 *     0.48      0.59      0.51 *     0.54
Net realized and unrealized gain
(loss) on investments, financial
futures and options contracts             (0.02)      (0.14)     (0.03)     0.06     (0.11)    (0.01)
                                        -------     -------   --------  --------  --------  --------
Total from investment operations           0.06        0.10       0.45      0.65      0.40      0.53
                                        -------     -------   --------  --------  --------  --------
LESS DISTRIBUTIONS
-----------------------------------
From investment income, net                0.12        0.25       0.48      0.59      0.51      0.54
                                        -------     -------   --------  --------  --------  --------
Total distributions                        0.12        0.25       0.48      0.59      0.51      0.54
                                        -------     -------   --------  --------  --------  --------
Net asset value, end of period          $  9.47     $  9.53   $   9.68  $   9.71  $   9.65  $   9.76
                                        =======     =======   ========  ========  ========  ========
TOTAL RETURN                              0.54%(d)    0.95%      4.79%     6.99%     4.26%     5.59%
-----------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets, end of period (000's)       $89,548     $94,452   $289,078  $370,867  $650,447  $840,366
Ratio of operating expenses to
average net assets, exclusive of
interest expense (a)                      0.33%(c)    0.25%      0.25%     0.25%     0.25%     0.25%
Ratio of operating expenses to
average net assets, inclusive of
interest expense (a)                      0.33%(c)    0.30%      0.32%     0.25%     0.25%     0.25%
Ratio of investment income, net to
average net assets (a)                    1.77%(c)    2.46%      4.88%     6.13%     5.29%     5.48%
Decrease in above expense ratios
due to waiver of investment
advisory and administration fees          0.17%(c)    0.21%      0.22%     0.17%     0.18%     0.17%
Portfolio Turnover (b)                     107%        282%       158%      214%       N/A       N/A

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b) Portfolio turnover was not calculated prior to the year-ended December 31, 2000 due to the Fund investing primarily in short-term securities.
(c)  Annualized.
(d)  Not annualized.
*    Calculation done based on average shares outstanding.
** The financial highlights for the year ended December 31, 1998 were audited by another auditor.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FINANCIAL HIGHLIGHTS
  LIMITED DURATION PORTFOLIO

                                        FOR THE
                                      SIX MONTHS                     FOR THE YEAR ENDED,
                                         ENDED      ------------------------------------------------------
FOR A SHARE OUTSTANDING              JUNE 30, 2003   DEC. 31,    DEC. 31,   DEC. 31,  DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:                (UNAUDITED)      2002        2001       2000      1999      1998 **
----------------------------------------------------------------------------------------------------------
PER SHARE DATA
-----------------------------------
Net asset value, beginning of
period                                 $  10.15      $  10.05    $   9.85   $  9.66   $   9.93    $  9.93
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-----------------------------------
Investment income, net                     0.19          0.42        0.53      0.61       0.55 *     0.55
Net realized and unrealized gain
(loss) on investments and financial
futures contracts                             -          0.15        0.19      0.19      (0.27)      0.11
                                       --------      --------    --------   -------   --------    -------
Total from investment operations           0.19          0.57        0.72      0.80       0.28       0.66
                                       --------      --------    --------   -------   --------    -------
LESS DISTRIBUTIONS
-----------------------------------
From investment income, net(d)             0.20          0.42        0.52      0.61       0.55       0.55
From net realized gain on
investments, and financial futures
contracts                                     -          0.05           -         -          -       0.11
                                       --------      --------    --------   -------   --------    -------
Total distributions                        0.20          0.47        0.52      0.61       0.55       0.66
                                       --------      --------    --------   -------   --------    -------
Net asset value, end of period         $  10.14      $  10.15    $  10.05   $  9.85   $   9.66    $  9.93
                                       ========      ========    ========   =======   ========    =======
TOTAL RETURN                              1.85%(c)      5.81%       7.46%     8.52%      2.88%      6.79%
-----------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets, end of period (000's)      $166,086      $165,870    $117,357   $97,484   $100,105    $89,521
Ratio of operating expenses to
average net assets, exclusive of
interest expense (a)                      0.33%(b)      0.30%       0.30%     0.30%      0.30%      0.30%
Ratio of operating expenses to
average net assets, inclusive of
interest expense (a)                      0.33%(b)      0.30%       0.30%     0.30%      0.30%      0.30%
Ratio of investment income, net to
average net assets (a)                    3.65%(b)      4.19%       5.32%     6.25%      5.60%      5.48%
Decrease in above expense ratios
due to waiver of investment
advisory fees                             0.21%(b)      0.24%       0.23%     0.24%      0.24%      0.22%
Portfolio Turnover                         127%          110%        209%      327%       823%     1,059%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
(d) Certain prior year amounts have been reclassified to conform to current year presentation.
*    Calculation done based on average shares outstanding.
** The financial highlights for the year ended December 31, 1998 were audited by another auditor.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FINANCIAL HIGHLIGHTS
  MORTGAGE-BACKED PORTFOLIO

                                        FOR THE
                                      SIX MONTHS                       FOR THE YEAR ENDED,
                                         ENDED      ----------------------------------------------------------
FOR A SHARE OUTSTANDING              JUNE 30, 2003   DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:                (UNAUDITED)      2002        2001        2000        1999      1998 **
--------------------------------------------------------------------------------------------------------------
PER SHARE DATA
-----------------------------------
Net asset value, beginning of
period                                 $  10.29      $  10.00    $   9.96    $   9.64    $  10.18    $  10.30
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS
-----------------------------------
Investment income, net                     0.20          0.44 *      0.61        0.70        0.61 *      0.68
Net realized and unrealized gain
(loss) on investments, short sales,
financial futures, swap and options
contracts                                 (0.01)         0.41        0.02        0.35       (0.49)       0.07
                                       --------      --------    --------    --------    --------    --------
Total from investment operations           0.19          0.85        0.63        1.05        0.12        0.75
                                       --------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
-----------------------------------
From investment income, net (d)            0.32          0.56        0.59        0.73        0.64        0.65
From net realized gain on
investments, short sales, financial
futures, swap and options contracts           -             -           -           -        0.02        0.22
                                       --------      --------    --------    --------    --------    --------
Total distributions                        0.32          0.56        0.59        0.73        0.66        0.87
                                       --------      --------    --------    --------    --------    --------
Net asset value, end of period         $  10.16      $  10.29    $  10.00    $   9.96    $   9.64    $  10.18
                                       ========      ========    ========    ========    ========    ========
TOTAL RETURN                              1.82%(c)      8.68%       6.43%      11.60%       1.21%       7.42%
-----------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets, end of period (000's)      $146,797      $155,814    $357,288    $336,141    $298,265    $815,367
Ratio of operating expenses to
average net assets, exclusive of
interest expense (a)                      0.30%(b)      0.25%       0.25%       0.25%       0.24%       0.23%
Ratio of operating expenses to
average net assets, inclusive of
interest expense (a)                      0.30%(b)      0.25%       0.25%       0.26%       0.24%       0.37%
Ratio of investment income, net to
average net assets (a)                    3.89%(b)      4.38%       6.02%       7.20%       6.10%       6.33%
Decrease in above expense ratios
due to waiver of investment
advisory fees                             0.22%(b)      0.22%       0.21%       0.20%       0.20%       0.20%
Portfolio Turnover                         305%          601%        523%        699%        745%        843%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
(d) Certain prior year amounts have been reclassed to conform to current year presentations.
*    Calculation done using average shares outstanding.
** The financial highlights for the year ended December 31, 1998 were audited by another auditor.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FINANCIAL HIGHLIGHTS
  WORLDWIDE PORTFOLIO

                                        FOR THE
                                      SIX MONTHS                     FOR THE YEAR ENDED,
                                         ENDED      ------------------------------------------------------
FOR A SHARE OUTSTANDING              JUNE 30, 2003   DEC. 31,    DEC. 31,    DEC. 31,   DEC. 31,  DEC. 31,
THROUGHOUT THE PERIOD:                (UNAUDITED)      2002        2001        2000       1999    1998 **
----------------------------------------------------------------------------------------------------------
PER SHARE DATA
-----------------------------------
Net asset value, beginning of
period                                 $   9.61      $   8.64    $   8.91    $   9.12   $ 10.28   $  9.42
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS
-----------------------------------
Investment income, net                     0.15 *        0.31        0.39 *      0.48 *    0.43 *    0.46
Net realized and unrealized gain
(loss) on investments, financial
futures, swap, and options
contracts and foreign currency
related transactions                       0.51          0.96       (0.27)      (0.21)    (0.98)     0.96
                                       --------      --------    --------    --------   -------   -------
Total from investment operations           0.66          1.27        0.12        0.27     (0.55)     1.42
                                       --------      --------    --------    --------   -------   -------
LESS DISTRIBUTIONS
-----------------------------------
From investment income, net (d)            0.46          0.30        0.39        0.38      0.61      0.46
From net realized gain on
investments, financial futures,
swap, and options contracts and
foreign currency related
transactions                                  -             -           -           -         -      0.10
From capital stock in excess of par
value                                         -             -           -        0.10         -         -
                                       --------      --------    --------    --------   -------   -------
Total distributions                        0.46          0.30        0.39        0.48      0.61      0.56
                                       --------      --------    --------    --------   -------   -------
Net asset value, end of period         $   9.81      $   9.61    $   8.64    $   8.91   $  9.12   $ 10.28
                                       ========      ========    ========    ========   =======   =======
TOTAL RETURN                              6.95%(c)     14.97%       1.40%       3.26%    (5.38%)   15.58%
-----------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets, end of period (000's)      $166,930      $172,039    $158,839    $158,474   $68,581   $69,653
Ratio of operating expenses to
average net assets, exclusive of
interest expense (a)                      0.60%(b)      0.60%       0.60%       0.60%     0.60%     0.60%
Ratio of operating expenses to
average net assets, inclusive of
interest expense (a)                      0.60%(b)      0.60%       0.60%       0.60%     0.60%     0.60%
Ratio of investment income, net to
average net assets (a)                    3.06%(b)      3.42%       4.50%       5.53%     4.51%     4.76%
Decrease in above expense ratios
due to waiver of investment
advisory fees                             0.02%(b)      0.02%       0.01%       0.00% +   0.03%     0.01%
Portfolio Turnover                         191%          585%        618%        493%      390%      668%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
(d) Certain prior year amounts have been reclassified to conform to current year presentation.
*    Calculation done based on average shares outstanding.
** The financial highlights for the year ended December 31, 1998 were audited by another auditor.
+    Rounds to less than 0.01%.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FINANCIAL HIGHLIGHTS
  WORLDWIDE CORE PORTFOLIO

                                        FOR THE
                                      SIX MONTHS                       FOR THE YEAR ENDED,
                                         ENDED      ----------------------------------------------------------
FOR A SHARE OUTSTANDING              JUNE 30, 2003   DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:                (UNAUDITED)      2002        2001        2000        1999      1998 **
--------------------------------------------------------------------------------------------------------------
PER SHARE DATA
-----------------------------------
Net asset value, beginning of
period                                 $  11.15      $  10.96    $  10.79    $  10.58    $  11.19    $  11.23
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS
-----------------------------------
Investment income, net                     0.16          0.40 *      0.48        0.60        0.51 *      0.59
Net realized and unrealized gain
(loss) on investments, financial
futures, swap, and options
contracts and foreign currency
related transactions                       0.26          0.36        0.27        0.50       (0.53)       0.68
                                       --------      --------    --------    --------    --------    --------
Total from investment operations           0.42          0.76        0.75        1.10       (0.02)       1.27
                                       --------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
-----------------------------------
From investment income, net                0.18          0.53        0.58        0.89        0.59        0.70
From net realized gain on
investments, financial futures,
swap, and options contracts and
foreign currency related
transactions                                  -             -           -           -        0.00 +      0.61
From capital stock in excess of par
value                                         -          0.04           -           -           -           -
                                       --------      --------    --------    --------    --------    --------
Total distributions                        0.18          0.57        0.58        0.89        0.59        1.31
                                       --------      --------    --------    --------    --------    --------
Net asset value, end of period         $  11.39      $  11.15    $  10.96    $  10.79    $  10.58    $  11.19
                                       ========      ========    ========    ========    ========    ========
TOTAL RETURN                              3.67%(c)      7.36%       6.94%      10.79%      (0.19%)     11.53%
-----------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets, end of period (000's)      $101,085      $116,859    $219,987    $210,996    $181,535    $174,805
Ratio of operating expenses to
average net assets, exclusive of
interest expense (a)                      0.50%(b)      0.45%       0.45%       0.45%       0.45%       0.45%
Ratio of operating expenses to
average net assets, inclusive of
interest expense (a)                      0.50%(b)      0.45%       0.45%       0.45%       0.45%       0.45%
Ratio of investment income, net to
average net assets (a)                    2.91%(b)      3.61%       4.38%       5.60%       4.70%       4.85%
Decrease in above expense ratios
due to waiver of investment
advisory fees                             0.17%(b)      0.17%       0.17%       0.14%       0.14%       0.13%
Portfolio Turnover                         190%          565%        615%        549%        404%        745%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Calculation done based on average shares outstanding.
+    Rounds to less than $0.01.
** The financial highlights for the year ended December 31, 1998 were audited by another auditor.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FINANCIAL HIGHLIGHTS
  INTERNATIONAL PORTFOLIO

                                        FOR THE
                                      SIX MONTHS                   FOR THE YEAR ENDED,
                                         ENDED      --------------------------------------------------
FOR A SHARE OUTSTANDING              JUNE 30, 2003  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:                (UNAUDITED)     2002      2001      2000      1999      1998 **
------------------------------------------------------------------------------------------------------
PER SHARE DATA
-----------------------------------
Net asset value, beginning of
period                                  $  8.67     $  7.53   $   8.18  $   8.70  $   9.68    $  9.50
INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS
-----------------------------------
Investment income, net                     0.10 *      0.16       0.29      0.44      0.37 *     0.48
Net realized and unrealized gain
(loss) on investments, financial
futures contracts and foreign
currency related transactions              0.64        1.45      (0.63)    (0.54)    (0.98)      1.21
                                        -------     -------   --------  --------  --------    -------
Total from investment operations           0.74        1.61      (0.34)    (0.10)    (0.61)      1.69
                                        -------     -------   --------  --------  --------    -------
LESS DISTRIBUTIONS
-----------------------------------
From investment income, net (c)            0.57        0.42       0.31      0.04      0.37       0.85
From net realized gain on
investments, financial futures
contracts and foreign currency
related transactions                       0.03        0.05          -         -         -       0.66
From capital stock in excess of par
value                                         -           -          -      0.38         -          -
                                        -------     -------   --------  --------  --------    -------
Total distributions                        0.60        0.47       0.31      0.42      0.37       1.51
                                        -------     -------   --------  --------  --------    -------
Net asset value, end of period          $  8.81     $  8.67   $   7.53  $   8.18  $   8.70    $  9.68
                                        =======     =======   ========  ========  ========    =======
TOTAL RETURN                              8.86%(e)   21.81%     (4.22%)   (0.98%)   (6.34%)    18.35%
-----------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets, end of period (000's)       $86,043     $88,120   $107,848  $121,377  $103,564    $81,705
Ratio of operating expenses to
average net assets, exclusive of
interest expense (a)                      0.67%(d)    0.60%      0.60%     0.60%     0.60%      0.60%
Ratio of operating expenses to
average net assets, inclusive of
interest expense (a)                      0.67%(d)    0.61%      0.60%     0.60%     0.60%      0.60%
Ratio of investment income, net to
average net assets (a)                    2.30%(d)    2.50%      3.70%     5.18%     4.13%      4.56%
Decrease in above expense ratios
due to waiver of investment
advisory fees                             0.03%(d)    0.07%      0.06%     0.04%     0.00%(b)   0.03%
Portfolio Turnover                          82%        334%       659%      508%      569%     1,049%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Rounds to less than 0.01%.
(c) Certain prior year amounts have been reclassed to conform to current year presentations.
(d)  Annualized.
(e)  Not annualized.
*    Calculation done based on average shares outstanding.
** The financial highlights for the year ended December 31, 1998 were audited by another auditor.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FINANCIAL HIGHLIGHTS
  EMERGING MARKETS PORTFOLIO

                                        FOR THE
                                      SIX MONTHS                   FOR THE YEAR ENDED,
                                         ENDED      --------------------------------------------------
FOR A SHARE OUTSTANDING              JUNE 30, 2003  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:                (UNAUDITED)     2002      2001      2000      1999      1998 **
------------------------------------------------------------------------------------------------------

PER SHARE DATA
-----------------------------------
Net asset value, beginning of
period                                  $  7.81     $  7.73   $  7.76   $  7.68   $   7.72    $   9.59

INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS
-----------------------------------
Investment income, net                     0.25        0.60 *    0.70 *    0.77 *     0.78 *      0.88
Net realized and unrealized gain
(loss) on investments                      0.89        0.13     (0.06)     0.08       0.05       (1.86)
                                        -------     -------   -------   -------   --------    --------
Total from investment operations           1.14        0.73      0.64      0.85       0.83       (0.98)
                                        -------     -------   -------   -------   --------    --------

LESS DISTRIBUTIONS
-----------------------------------
From investment income, net                0.24        0.61      0.67      0.14       0.87        0.76
From capital stock in excess of par
value                                         -        0.04         -      0.63          -        0.13
                                        -------     -------   -------   -------   --------    --------
Total distributions                        0.24        0.65      0.67      0.77       0.87        0.89
                                        -------     -------   -------   -------   --------    --------
Net asset value, end of period          $  8.71     $  7.81   $  7.73   $  7.76   $   7.68    $   7.72
                                        =======     =======   =======   =======   ========    ========
TOTAL RETURN                             14.76%(c)    9.81%     8.85%    11.41%     11.73%     (10.50%)
-----------------------------------

RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets, end of period (000's)       $31,331     $10,711   $33,040   $49,807   $128,419    $164,709
Ratio of operating expenses to
average net assets, exclusive of
interest expense (a)                      1.19%(b)    1.23%     1.07%     1.03%      1.01%       1.00%
Ratio of operating expenses to
average net assets, inclusive of
interest expense (a)                      1.19%(b)    1.23%     1.07%     1.03%      1.07%       1.15%
Ratio of investment income, net to
average net assets (a)                    6.53%(b)    7.59%     9.21%    10.05%     10.44%      10.52%
Decrease in above expense ratios
due to waiver of investment
advisory fees                             0.01%(b)      N/A       N/A       N/A        N/A         N/A
Portfolio Turnover                          71%        207%      421%      169%       137%        157%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Calculations done based on average shares outstanding.
** The financial highlights for the year ended December 31, 1998 were audited by another auditor.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FINANCIAL HIGHLIGHTS
  U.S. INFLATION-INDEXED PORTFOLIO

                                        FOR THE
                                      SIX MONTHS
                                         ENDED      YEAR ENDED        PERIOD FROM
FOR A SHARE OUTSTANDING              JUNE 30, 2003   DEC. 31,    JANUARY 2, 2001 * TO
THROUGHOUT THE PERIOD:                (UNAUDITED)      2002        DECEMBER 31, 2001
---------------------------------------------------------------------------------------

PER SHARE DATA
-----------------------------------
Net asset value, beginning of
period                                  $ 10.82      $ 10.09            $ 10.00

INCREASE (DECREASE) FROM INVESTMENT
OPERATIONS
-----------------------------------
Investment income, net                     0.25         0.49               0.46
Net realized and unrealized gain on
investments                                0.42         1.11               0.19
                                        -------      -------            -------
Total from investment operations           0.67         1.60               0.65
                                        -------      -------            -------

LESS DISTRIBUTIONS
-----------------------------------
From investment income, net                0.25         0.49               0.46
From net realized gain on
investments                                   -         0.38               0.10
                                        -------      -------            -------
Total distributions                        0.25         0.87               0.56
                                        -------      -------            -------
Net asset value, end of period          $ 11.24      $ 10.82            $ 10.09
                                        =======      =======            =======
TOTAL RETURN                              6.23%(c)    16.17%              6.54%(c)
-----------------------------------

RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets, end of period (000's)       $88,004      $89,355            $39,610
Ratio of operating expenses to
average net assets, exclusive of
interest expense (a)                      0.35%(b)     0.35%              0.35%(b)
Ratio of operating expenses to
average net assets, inclusive of
interest expense (a)                      0.35%(b)     0.35%              0.35%(b)
Ratio of investment income, net to
average net assets (a)                    4.45%(b)     4.98%              4.74%(b)
Decrease in above expense ratios
due to waiver of investment
advisory fees                             0.23%(b)     0.22%              0.33%(b)
Portfolio Turnover                          61%         140%                74%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Commencement of Operations.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FINANCIAL HIGHLIGHTS
  GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO

                                                          PERIOD FROM
                                                     JANUARY 14, 2003 * TO
FOR A SHARE OUTSTANDING                                  JUNE 30, 2003
THROUGHOUT THE PERIOD:                                    (UNAUDITED)
----------------------------------------------------------------------------

PER SHARE DATA
--------------------------------------------------
Net asset value, beginning of period                        $ 10.00

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
--------------------------------------------------
Investment income, net                                         0.17
Net realized and unrealized gain on investments
and foreign currency related transactions                      0.34
                                                            -------
Total from investment operations                               0.51
                                                            -------

LESS DISTRIBUTIONS
--------------------------------------------------
From investment income, net                                    0.17
                                                            -------
Total distributions                                            0.17
                                                            -------
Net asset value, end of period                              $ 10.34
                                                            =======
TOTAL RETURN                                                  5.12%(c)
--------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------
Net assets, end of period (000's)                           $21,105
Ratio of operating expenses to average net assets,
exclusive of interest expense (a)                             0.50%(b)
Ratio of operating expenses to average net assets,
inclusive of interest expense (a)                             0.50%(b)
Ratio of investment income, net to average net
assets (a)                                                    3.57%(b)
Decrease in above expense ratios due to waiver of
investment advisory fees                                      0.32%(b)
Portfolio Turnover                                              23%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Commencement of Operations.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  NOTES TO FINANCIAL STATEMENTS
  JUNE 30, 2003 (UNAUDITED)

1.  ORGANIZATION

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has eighteen Portfolios, nine of which were active as of June 30, 2003. The nine active Portfolios are: U.S. Short-Term Portfolio ("U.S. Short-Term"); Limited Duration Portfolio ("Limited Duration"); Mortgage-Backed Portfolio ("Mortgage"); Worldwide Portfolio ("Worldwide"); Worldwide Core Portfolio ("Worldwide Core"); International Portfolio ("International"); Emerging Markets Portfolio ("Emerging Markets"); U.S. Inflation-Indexed Portfolio ("U.S. Inflation-Indexed"); and Global Inflation-Indexed Hedged Portfolio ("Global Inflation-Indexed"). The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser").

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NET ASSET VALUE

The net asset value per share ("NAV") of each Portfolio is determined by adding the value of all of the assets of the Portfolio, subtracting all of the Portfolio's liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The NAV is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day (as that term is defined in the Fund's registration statement) for each Portfolio, other than Mortgage. The NAV of the Mortgage-Backed Portfolio is calculated by the Portfolio's Accounting Agent as of 4 p.m. ET on the last Business Day of each month, on any other Business Days in which the Fund accepts a purchase in good order, and on each Business Day for which a redemption has been placed.

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expense are recorded on the accrual basis. The Fund amortizes discount or premium on a daily basis to interest income using the interest method. The Fund uses the FIFO method for determining gain or loss on sales of securities.

VALUATION

Readily marketable fixed-income securities are valued on the basis of prices provided by independent pricing services when such prices are believed by the Investment Adviser to reflect the market value of such securities, subject to the oversight of the Board of Directors. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued at their fair value, as determined in good faith by management, acting under supervision of the Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

EXPENSES

Expenses directly attributed to each Portfolio in the Fund are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated proportionately among them based on their net assets.

INCOME TAX

There is no provision for Federal income or excise tax since each Portfolio distributes all of its taxable income and qualifies or intends to qualify as a regulated investment company ("RIC") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs.

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
DIVIDENDS TO SHAREHOLDERS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) of each Portfolio, other than U.S. Short-Term, will be declared as a dividend payable to the respective shareholders of record as of the second to last Business Day of each month. The net investment income of U.S. Short-Term will be declared as a dividend payable daily to the shareholders of record as of the close of each Business Day. Additionally, each Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations.

Dividends are paid in cash or reinvested monthly for all Portfolios. Distributions from net capital gains of each Portfolio, if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain may not be distributed.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with U.S. Federal income tax regulations and may differ from net investment income and realized gains recorded by a Portfolio for financial reporting purposes. Differences result primarily from the treatment of foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that those differences which are permanent in nature result in overdistributions to shareholders, amounts are reclassified within the capital accounts based on their U.S. Federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital stock in excess of par (return of capital).

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses on foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized appreciation or depreciation on other assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities other than investments in securities at the fiscal year end, resulting from changes in the exchange rates.

ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, financial highlights and notes thereto. Actual results could differ from those estimates.

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

3.  INVESTMENT ADVISORY AGREEMENTS AND AFFILIATED TRANSACTIONS

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The investment advisory fees to be paid to the Investment Adviser are computed daily at annual rates set forth below. The fees are payable quarterly for U.S. Short-Term and Worldwide, and monthly for Limited Duration, Mortgage, Worldwide Core, International, Emerging Markets, U.S. Inflation-Indexed, and Global Inlation-Indexed.

From time to time, the Investment Adviser has agreed to waive its investment advisory fee and reimburse the Portfolios for any expenses (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) in excess of certain specified amounts. The table below summarizes the current investment advisory fee arrangement for the six months ended June 30, 2003 (reflecting certain waivers), the investment advisory fee per the Agreements and the current expense cap as percentages of average daily net assets. All waiver and expense cap agreements are in effect until further notice. The current expense caps and investment advisory fee waivers for U.S. Short-Term and Worldwide can only be changed by consent of the shareholders. All other expense caps and fee waivers can be terminated at any time by the Investment Adviser.

                                                            CURRENT
                                        INVESTMENT        INVESTMENT     CURRENT
                                         ADVISORY        ADVISORY FEE    EXPENSE
             PORTFOLIO               FEE PER AGREEMENT  (AFTER WAIVERS)    CAP
--------------------------------------------------------------------------------
U.S. Short-Term                            0.30%             0.15%        0.40%
Limited Duration                           0.35%             0.15%
Mortgage                                   0.30%             0.10%
Worldwide                                  0.40%             0.40%        0.60%
Worldwide Core                             0.40%             0.25%
International                              0.40%             0.40%
Emerging Markets                           0.75%             0.75%
U.S. Inflation-Indexed                     0.40%             0.20%        0.35%
Global Inflation-Indexed                   0.40%             0.20%        0.50%

Effective February 15, 2003, the Investment Adviser raised the expense cap for U.S. Short-Term to 0.40%, and eliminated the expense caps for Worldwide Core, Limited Duration, Mortgage, International and Emerging Markets. Prior to February 15, 2003, the expense caps for U.S. Short-Term, Worldwide Core, Limited Duration, Mortgage, International and Emerging Markets were 0.25%, 0.45%, 0.30%, 0.25%, 0.60% and 1.50%, respectively.

Effective May 28, 2002, Directors who are not employees of the Investment Adviser receive an annual retainer of $40,000 payable in quarterly installments. On November 22, 1999, the directors established the position of lead independent director. The lead independent director acts as spokesperson for the remaining independent directors. The lead independent director receives an additional 25% compensation on an annual basis, which is payable in quarterly installments. Directors' fees of $85,000 were allocated among the Portfolios and paid for the six months ended June 30, 2003.

As of June 30, 2003, the Investment Adviser had discretionary investment advisory agreements with shareholders of the Fund that represent 40.5% of the Fund's total net assets and therefore, the investment adviser may be deemed a control person.

Investors Capital Services, Inc. ("ICS") serves as the Fund's administrator pursuant to an Administration Agreement. ICS (with assistance from its affiliate, Investors Bank & Trust Company) assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

3. INVESTMENT ADVISORY AGREEMENTS AND AFFILIATED TRANSACTIONS (CONTINUED) activities, including: custodial, transfer agent, dividend disbursing, accounting, auditing, compliance and related services.

The Fund pays ICS a monthly fee at an annual rate of 0.07% of the Fund's average daily net assets on the first $350 million, 0.05% thereafter up to $2 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion. The Fund also reimburses Investors Capital for certain costs. In addition, the Fund has agreed to pay ICS an incentive fee for reductions in a Portfolio's expense ratio of one or more of the Fund's Portfolios below a specified expense ratio. The maximum incentive fee is 0.02% of the average daily net assets of a Portfolio.

4.  INVESTMENT TRANSACTIONS

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for Federal income tax purposes at June 30, 2003, for each of the Portfolios were as follows:

                                 UNREALIZED    UNREALIZED                      TAX
          PORTFOLIO             APPRECIATION  DEPRECIATION      NET           COST
---------------------------------------------------------------------------------------
U.S. Short-Term                 $    40,947     $217,153    $  (176,206)  $ 90,616,653
Limited Duration                    853,122      483,722        369,400    158,567,044
Mortgage                          1,627,499      830,115        797,384    232,676,131
Worldwide                        11,233,604      864,043     10,369,561    181,097,953
Worldwide Core                    5,516,729      517,746      4,998,983    108,633,201
International                     5,627,005      471,615      5,155,390     77,718,018
Emerging Markets                  2,443,499       91,555      2,351,944     26,840,142
U.S. Inflation-Indexed            4,093,161            -      4,093,161     82,779,395
Global Inflation-Indexed          1,148,251           49      1,148,202     19,479,850

Purchase costs and proceeds from sales of investment securities (including U.S. Government securities), other than short-term investments, for the six months ended June 30, 2003 for each of the Portfolios were as follows:

                                            PURCHASE COST OF     PROCEEDS FROM SALES OF
               PORTFOLIO                  INVESTMENT SECURITIES  INVESTMENT SECURITIES
---------------------------------------------------------------------------------------
U.S. Short-Term                               $127,505,252            $ 95,373,477
Limited Duration                               205,655,677             210,578,268
Mortgage                                       734,316,758             720,060,004
Mortgage (short sale transactions*)              6,106,875               6,144,375
Worldwide                                      352,735,664             372,816,437
Worldwide Core                                 224,329,681             245,518,105
International                                   64,948,324              66,467,136
Emerging Markets                                30,737,069              15,472,724
U.S. Inflation-Indexed                          53,422,511              58,243,214
Global Inflation-Indexed                        23,075,537               3,769,816

*    Securities sold but not yet purchased.

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)
Mortgage is engaged in short-selling which obligates Mortgage to borrow the security and then replace the security borrowed by purchasing the security at current market value. Mortgage would incur a loss if the price of the security increases between the date of the short sale and the date on which Mortgage purchases the security to cover the short sale. Mortgage would realize a gain if the price of the security declines between those dates. While Mortgage has a borrowed security, Mortgage will maintain daily, a segregated account with a broker and/or custodian, of cash and/or liquid securities sufficient to cover its short position (see Note 12). At June 30, 2003, the Portfolios held no open short positions.

5.  FORWARD FOREIGN EXCHANGE CONTRACTS

Each Portfolio may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Portfolios' Investment Adviser has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities and in the statement of operations as unrealized gains and losses. Realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions in the statement of operations. The Portfolios' custodian will place and maintain cash not available for investment, U.S. Government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under certain open forward foreign exchange contracts (See Note 12). Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Each Portfolio may enter into foreign currency transactions on the spot markets (foreign currency translations that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts.

Appendix A of the Notes to Financial Statements details each fund's outstanding forward foreign exchange contracts at June 30, 2003.

6.  FINANCIAL FUTURES CONTRACTS

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to "mark to market" open positions on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At June 30, 2003 , the Portfolios placed U.S. Treasury Bills, other liquid securities or cash in segregated

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

6.  FINANCIAL FUTURES CONTRACTS (CONTINUED)
accounts for the benefit of the futures clearing broker at the Portfolio's custodian with respect to their financial futures contracts as follows:

                                                     JUNE 30, 2003
                    PORTFOLIO                       COLLATERAL VALUE
--------------------------------------------------------------------
Limited Duration                                       $  299,709
Mortgage                                                  399,612
Worldwide                                                 699,599
Worldwide Core                                          1,199,345
International                                             799,594

Appendix B of the Notes to Financial Statements details each fund's open futures contracts at June 30, 2003.

7.  CAPITAL STOCK TRANSACTIONS

As of June 30, 2003, the Fund complex has authorized 5,000,000,000 shares, each with a par value of $0.001. Each Portfolio has been allocated 200,000,000 shares, with the remainder as unallocated. Transactions in capital stock are listed in Appendix C of the Notes to Financial Statements.

8.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase and reverse repurchase agreements. Under a repurchase agreement, a bank or securities firm which the Portfolio's Investment Adviser has deemed creditworthy (that is a dealer in U.S. Government securities reporting to the Federal Reserve Bank of New York) or the Fund's Custodian, agrees to sell U.S. Government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement (See Note 12). Each Portfolio will only engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty's creditworthiness.

During the six months ended June 30, 2003, U.S. Short Term, Worldwide and International entered into reverse repurchase agreements. The following table summarizes the interest expenses associated with reverse repurchase

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

8. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS (CONTINUED) agreements, the average amount of reverse repurchase agreements outstanding, and the average interest rate for each Portfolio.

                                     INTEREST   AVERAGE    AVERAGE
             PORTFOLIO               EXPENSE    BALANCE     RATE
------------------------------------------------------------------
U.S. Short-Term                       $3,362   $5,081,540   1.47%
Worldwide                              1,043    3,700,000   1.45%
International                            508    1,605,050   1.42%

9.  OPTIONS TRANSACTIONS

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is limited to the premium paid whether or not the option is exercised. In addition, each Portfolio bears the risk of a change in the market value of the underlying securities should the counterparty to an option contract fail to perform.

Put and call options purchased are accounted for in the same manner as portfolio securities. Investments in option contracts require the Portfolio to "mark to market" option contracts on a daily basis which reflects the change in the market value of the contracts at the close of each day's trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Portfolio writes an option, the premium received by such Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

When a Portfolio writes an option, the Portfolio will maintain, in a segregated account with its custodian, U.S. Treasury Bills, cash or other liquid securities for the benefit of the options clearing broker.

10.  SWAP TRANSACTIONS

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified notional amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, the counterparty may default on its obligation, or unfavorable changes may exist in the value of underlying securities or indices related to a

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

10.  SWAP TRANSACTIONS (CONTINUED)
swap contract. The loss incurred by the failure of a counter-party generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating overall potential risk.

At June 30, 2003, no Portfolio had any outstanding swap contracts.

11.  INTEREST ONLY AND PRINCIPAL ONLY SECURITIES

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the mortgage assets ("POs"), while the other class receives most, if not all, of the interest ("IOs"). POs do not pay interest, their returns are solely based on payment of principal at maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to fully recoup its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

12.  SEGREGATION OF ASSETS

It is the policy of each of the Fund's Portfolios to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund's custodian has been instructed to segregate all assets on a settled basis. The Portfolios will not enter into transactions deemed to create leverage in excess of each Portfolio's ability to segregate up to 100% of its segregated settled assets.

13.  CHANGE IN INVESTMENT RESTRICTION

On April 25, 2003, the Sole Shareholder of Global Inflation-Indexed, in accordance with Article I, Section 10 of the By-Laws of the Fund and in lieu of a special meeting of shareholders, consented to a proposed modification of Global Inflation-Indexed's fundamental investment restriction with respect to concentration of investments. The modification permits Global Inflation-Indexed, under normal circumstances, to invest more than 25% of its total assets in securities issued by one or more of the following foreign governments: United Kingdom, France, Australia, Canada, New Zealand and Sweden (collectively, the "Government Group"). Except for securities issued by the Government Group or U.S. Government Securities, the Portfolio may not invest more than 25% of its total assets in any industry or foreign government. If Global Inflation-Indexed invests more than 25% of its total assets in securities of a single issuer in the Government Group, the percentage of that issuer's securities in the Portfolio will not be more than fifteen percentage points higher than that issuer's weighting in the Barclay's Global Inflation-Linked Bond Index Hedged, the Portfolio's benchmark index, or any replacement benchmark index that is selected and approved by the Fund's Board of Directors. In the event that the Board of Directors seeks to replace the Portfolio's benchmark index, the Portfolio's shareholders will be given sixty (60) days prior notice of the change.

Prior to the Sole Shareholder's consent to and approval of the proposed modification of Global Inflation-Indexed's fundamental investment restriction with respect to concentration of investments, the Board of Directors of the Fund concluded at a meeting held on February 25, 2003 that it was in the best interests of Global Inflation-Indexed and its Sole Shareholder to adopt such proposed modifications.

The above-described modification of Global Inflation-Indexed's fundamental investment restriction with respect to concentration of investments went into effect on April 25, 2003.

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

14.  SUBSEQUENT EVENT

Effective August 15, 2003 EOS Fund Services LLC ("EOS") assumed the operations monitoring services formerly performed by ICS under an administration agreement between ICS and the Fund. The administration functions formerly performed under that agreement have been assumed by Investors Bank & Trust Company pursuant to a new administration agreement. The ICS fees listed in Note 3 have been allocated between EOS and Investors Bank & Trust Company.

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                   APPENDIX A
    OPEN FORWARD FOREIGN EXCHANGE CONTRACTS AS OF JUNE 30, 2003 (UNAUDITED)

WORLDWIDE

                                                                                                 UNREALIZED
  CONTRACT                                                              COST/                   APPRECIATION
   AMOUNT                                                             PROCEEDS       VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
-------------------------------------------------------------------------------------------------------------
    8,974,000    Australian Dollar closing 8/19/03                   $ 5,772,068  $ 5,990,007    $ 217,939
    2,115,619    British Pound Sterling closing 8/19/03                3,315,247    3,479,632      164,385
   13,007,694    Canadian Dollar closing 8/19/03                       9,044,998    9,546,033      501,035
   31,685,669    Euro closing 8/19/03                                 36,148,307   36,335,802      187,495
3,532,599,075    Japanese Yen closing 8/19/03                         29,703,595   29,468,090     (235,505)
1,424,098,560    Republic of Korea Won closing 8/19/03                 1,164,747    1,187,083       22,336
    7,023,492    Swiss Franc closing 8/19/03                           5,220,000    5,190,819      (29,181)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
-------------------------------------------------------------------------------------------------------------
    4,560,077    Australian Dollar closing 8/19/03                     2,911,380    3,043,781     (132,401)
   10,559,616    Canadian Dollar closing 8/19/03                       7,410,000    7,749,447     (339,447)
   24,101,904    Euro closing 8/19/03                                 27,181,043   27,639,057     (458,014)
1,999,040,584    Japanese Yen closing 8/19/03                         16,679,359   16,675,515        3,844
    6,061,710    Polish Zloty closing 8/19/03                          1,589,540    1,544,404       45,136
   39,182,403    Swedish Krona closing 8/19/03                         4,669,853    4,882,431     (212,578)
    6,886,117    Swiss Franc closing 8/19/03                           5,330,000    5,089,291      240,709
                                                                                                 ---------
                                                                                                 $ (24,247)
                                                                                                 =========

                                                                                                                 UNREALIZED
  CONTRACT       CURRENCY TO       COST/                 CONTRACT      CURRENCY TO       COST/                  APPRECIATION
   AMOUNT          DELIVER        PROCEEDS     VALUE      AMOUNT         RECEIVE        PROCEEDS     VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------

FORWARD CROSS CURRENCY CONTRACTS CLOSING 8/19/03
-----------------------------------------------------------------------------------------------------------------------------
289,217,575   Japanese Yen       $2,420,000  $2,412,583  3,425,810  Canadian Dollar    $2,420,000  $2,514,119     $101,536
  3,540,000   Euro               3,839,994    4,059,524  2,442,512  British Pound      3,839,994    4,017,284      (42,240)
                                                                    Sterling
  2,307,725   British Pound      3,624,234    3,795,597  3,340,000  Euro               3,624,234    3,830,173       34,576
              Sterling
  6,150,000   Polish Zloty       1,621,302    1,566,898  1,384,013  Euro               1,621,302    1,587,128       20,230
250,054,700   Japanese Yen       2,128,512    2,085,896  1,840,000  Euro               2,128,512    2,110,035       24,139
                                                                                                                  --------
                                                                                                                  $138,241
                                                                                                                  ========

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

WORLDWIDE CORE

                                                                                                 UNREALIZED
  CONTRACT                                                              COST/                   APPRECIATION
   AMOUNT                                                             PROCEEDS       VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
-------------------------------------------------------------------------------------------------------------
    4,400,000    Australian Dollar closing 8/19/03                   $ 2,830,251  $ 2,936,932    $ 106,681
      955,462    British Pound Sterling closing 8/19/03                1,485,170    1,571,481       86,311
    9,151,315    Canadian Dollar closing 8/19/03                       6,397,080    6,715,929      318,849
   13,383,574    Euro closing 8/19/03                                 15,185,615   15,347,723      162,108
1,485,487,499    Japanese Yen closing 8/19/03                         12,573,025   12,391,579     (181,446)
    4,345,959    Swiss Franc closing 8/19/03                           3,230,000    3,211,948      (18,052)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
-------------------------------------------------------------------------------------------------------------
    2,220,000    Australian Dollar closing 8/19/03                     1,430,051    1,481,816      (51,765)
    2,109,414    British Pound Sterling closing 8/19/03                3,297,646    3,469,426     (171,780)
   11,065,865    Canadian Dollar closing 8/19/03                       7,675,313    8,120,971     (445,658)
   31,467,847    Euro closing 8/19/03                                 35,501,680   36,086,013     (584,333)
2,861,178,989    Japanese Yen closing 8/19/03                         23,821,290   23,867,266      (45,976)
    2,921,076    Polish Zloty closing 8/19/03                            765,983      744,232       21,751
    4,314,794    Swiss Franc closing 8/19/03                           3,340,000    3,188,915      151,085
                                                                                                 ---------
                                                                                                 $(652,225)
                                                                                                 =========

                                                                                                                UNREALIZED
 CONTRACT       CURRENCY TO       COST/                 CONTRACT      CURRENCY TO       COST/                  APPRECIATION
  AMOUNT          DELIVER        PROCEEDS     VALUE      AMOUNT         RECEIVE        PROCEEDS     VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------

FORWARD CROSS CURRENCY CONTRACTS CLOSING 8/19/03
----------------------------------------------------------------------------------------------------------------------------
  2,660,000  Euro               $2,885,420  $3,050,377  1,835,334  British Pound      $2,885,420  $3,018,637     $(31,740)
                                                                   Sterling
  1,637,518  British Pound      2,571,687    2,693,282  2,370,000  Euro               2,571,687    2,717,817       24,535
             Sterling
  4,500,000  Polish Zloty       1,186,319    1,146,511  1,012,692  Euro               1,186,319    1,161,313       14,802
141,335,600  Japanese Yen       1,203,072    1,178,988  1,040,000  Euro               1,203,072    1,192,629       13,641
                                                                                                                 --------
                                                                                                                 $ 21,238
                                                                                                                 ========

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

INTERNATIONAL

                                                                                                 UNREALIZED
  CONTRACT                                                              COST/                   APPRECIATION
   AMOUNT                                                             PROCEEDS       VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
-------------------------------------------------------------------------------------------------------------
    5,602,867    Australian Dollar closing 8/19/03                   $ 3,560,622  $ 3,739,827    $ 179,205
    2,154,802    British Pound Sterling closing 8/19/03                3,375,773    3,544,077      168,304
   13,382,869    Canadian Dollar closing 8/19/03                       9,284,923    9,821,365      536,442
    5,768,816    Danish Krone closing 8/19/03                            851,725      890,320       38,595
   25,564,406    Euro closing 8/19/03                                 29,135,820   29,316,193      180,373
3,409,773,934    Japanese Yen closing 8/19/03                         28,626,330   28,443,512     (182,818)
    4,740,067    New Zealand Dollar closing 8/19/03                    2,540,676    2,760,060      219,384
1,501,140,000    Republic of Korea Won closing 8/19/03                 1,222,825    1,251,302       28,477
    2,372,553    Swedish Krona closing 8/19/03                           301,591      295,638       (5,953)
    5,529,992    Swiss Franc closing 8/19/03                           4,110,000    4,087,026      (22,974)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
-------------------------------------------------------------------------------------------------------------
    2,940,000    Australian Dollar closing 8/19/03                     1,893,851    1,962,405      (68,554)
    3,735,598    British Pound Sterling closing 8/19/03                6,230,977    6,144,068       86,909
   11,781,095    Canadian Dollar closing 8/19/03                       8,169,439    8,646,056     (476,617)
   21,160,275    Euro closing 8/19/03                                 23,802,654   24,265,720     (463,066)
1,965,803,706    Japanese Yen closing 8/19/03                         16,480,260   16,398,261       81,999
    4,810,070    New Zealand Dollar closing 8/19/03                    2,637,590    2,801,295     (163,705)
   37,796,850    Swedish Krona closing 8/19/03                         4,814,388    4,709,781      104,607
    5,477,605    Swiss Franc closing 8/19/03                           4,240,000    4,048,308      191,692
                                                                                                 ---------
                                                                                                 $ 432,300
                                                                                                 =========

                                                                                                                UNREALIZED
 CONTRACT       CURRENCY TO       COST/                 CONTRACT      CURRENCY TO       COST/                  APPRECIATION
  AMOUNT          DELIVER        PROCEEDS     VALUE      AMOUNT         RECEIVE        PROCEEDS     VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------

FORWARD CROSS CURRENCY CONTRACTS CLOSING 8/19/03
----------------------------------------------------------------------------------------------------------------------------
  1,616,790  British Pound      $2,535,316  $2,659,190  2,340,000  Euro               $2,535,316  $2,683,414     $ 24,224
             Sterling
  2,280,000  Euro               2,473,217    2,614,609  1,573,143  British Pound      2,473,217    2,587,403      (27,206)
                                                                   Sterling
160,361,250  Japanese Yen       1,365,024    1,337,695  1,180,000  Euro               1,365,024    1,353,175       15,480
                                                                                                                 --------
                                                                                                                 $ 12,498
                                                                                                                 ========

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

GLOBAL INFLATION-INDEXED

CONTRACT                                                           COST/                  UNREALIZED
 AMOUNT                                                           PROCEEDS     VALUE     DEPRECIATION
-----------------------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
-----------------------------------------------------------------------------------------------------
2,822,858    British Pound Sterling closing 8/19/03              $4,474,004  $4,642,853   $(168,849)
1,866,321    Canadian Dollar closing 8/19/03                      1,271,596   1,369,648     (98,052)
2,703,369    Euro closing 8/19/03                                 3,054,077   3,100,111     (46,034)
  431,619    New Zealand Dollar closing 8/19/03                     236,225     251,324     (15,099)
7,943,935    Swedish Krona closing 8/19/03                          946,777     989,876     (43,099)
                                                                                          ---------
                                                                                          $(371,133)
                                                                                          =========

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                   APPENDIX B
        OPEN FINANCIAL FUTURES CONTRACTS AS OF JUNE 30, 2003 (UNAUDITED)

LIMITED DURATION

 NUMBER                                                          NOTIONAL
   OF                                                            VALUE OF      UNREALIZED
CONTRACTS                                                        CONTRACTS    DEPRECIATION
------------------------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
------------------------------------------------------------------------------------------
     96    September 2003 2-Year U.S. Treasury Note             $20,764,500    $ (90,339)
     12    September 2003 5-Year U.S. Treasury Note               1,381,500      (15,605)
                                                                               ---------
                                                                               $(105,944)
                                                                               =========

MORTGAGE

 NUMBER                                                            NOTIONAL
   OF                                                              VALUE OF      UNREALIZED
CONTRACTS                                                          CONTRACTS    DEPRECIATION
--------------------------------------------------------------------------------------------

SHORT FUTURES CONTRACTS:
--------------------------------------------------------------------------------------------
     36      September 2003 10-Year U.S. Treasury Note            $ 4,227,750    $ (10,377)
     16      September 2003 2-Year U.S. Treasury Note               3,460,750       (4,556)
    111      September 2003 5-Year U.S. Treasury Note              12,778,875      (13,400)
      9      September 2003 Euro                                    2,225,812      (56,968)
      9      December 2003 Euro                                     2,224,687      (61,131)
      9      March 2004 Euro                                        2,222,212      (63,343)
      9      June 2004 Euro                                         2,217,938      (64,244)
      9      September 2004 Euro                                    2,212,538      (63,869)
      9      December 2004 Euro                                     2,206,350      (63,119)
      3      March 2005 Euro                                          733,463       (5,523)
                                                                                 ---------
                                                                                 $(406,530)
                                                                                 =========

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

WORLDWIDE

 NUMBER                                                          NOTIONAL       UNREALIZED
   OF                                                            VALUE OF      APPRECIATION
CONTRACTS                                                        CONTRACTS    (DEPRECIATION)
--------------------------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
--------------------------------------------------------------------------------------------
    114    September 2003 Euro BOBL                             $14,837,555      $(49,494)
      6    September 2003 U.S. Long Bond                            704,062        (8,319)

SHORT FUTURES CONTRACTS:
--------------------------------------------------------------------------------------------
     29    September 2003 10-Year U.S. Treasury Note              3,405,687        24,039
    122    September 2003 5-Year U.S. Treasury Note              14,045,250        27,116
      1    September 2003 Euro Bund                                 134,162         1,650
                                                                                 --------
                                                                                 $ (5,008)
                                                                                 ========

WORLDWIDE CORE

 NUMBER                                                            NOTIONAL       UNREALIZED
   OF                                                              VALUE OF      APPRECIATION
CONTRACTS                                                          CONTRACTS    (DEPRECIATION)
----------------------------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
----------------------------------------------------------------------------------------------
    118      September 2003 Euro BOBL                             $15,358,170      $(32,721)
     10      September 2003 Euro Bund                               1,341,617       (12,520)
      1      September 2003 U.S. Long Bond                            117,344        (1,011)

SHORT FUTURES CONTRACTS:
----------------------------------------------------------------------------------------------
     35      September 2003 10-Year U.S. Treasury Note              4,110,312        31,861
      1      September 2003 2-Year U.S. Treasury Note                 216,297          (238)
     58      September 2003 5-Year U.S. Treasury Note               6,677,250        (3,080)
      1      September 2003 Euro                                      247,312          (278)
      1      December 2003 Euro                                       247,187          (490)
      1      March 2004 Euro                                          246,912          (803)
      1      June 2004 Euro                                           246,438        (1,079)
      1      September 2004 Euro                                      245,838        (1,404)
      1      December 2004 Euro                                       245,150        (1,653)
      1      March 2005 Euro                                          244,488        (1,842)
                                                                                   --------
                                                                                   $(25,258)
                                                                                   ========

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

INTERNATIONAL

 NUMBER                                                            NOTIONAL
   OF                                                              VALUE OF      UNREALIZED
CONTRACTS                                                          CONTRACTS    APPRECIATION
--------------------------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
--------------------------------------------------------------------------------------------
     85      September 2003 Euro Schatz                           $10,418,865     $ 3,484

SHORT FUTURES CONTRACTS:
--------------------------------------------------------------------------------------------
     13      September 2003 Euro BOBL                               1,692,002      10,550
      7      September 2003 Euro Bund                                 939,132       3,431
                                                                                  -------
                                                                                  $17,465
                                                                                  =======

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

                                   APPENDIX C
                           CAPITAL STOCK TRANSACTIONS

Transactions in capital stock for U.S. Short-Term were as follows for the periods indicated:

                                     SIX MONTHS ENDED                 YEAR ENDED
                                 JUNE 30, 2003 (UNAUDITED)        DECEMBER 31, 2002
                                ---------------------------  ----------------------------
                                   SHARES        AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------
Shares sold                      33,273,707   $316,432,802   210,208,279   $2,029,173,039
Shares from reinvested
  dividends                         131,763      1,250,460       503,529        4,856,980
                                 ----------   ------------   -----------   --------------
                                 33,405,470    317,683,262   210,711,808    2,034,030,019
Shares redeemed                  33,860,114    321,964,089   230,671,779    2,226,078,026
                                 ----------   ------------   -----------   --------------
Net decrease                       (454,644)  $ (4,280,827)  (19,959,971)  $ (192,048,007)
                                 ==========   ============   ===========   ==============

Transactions in capital stock for Limited Duration were as follows for the periods indicated:

                                     SIX MONTHS ENDED              YEAR ENDED
                                JUNE 30, 2003 (UNAUDITED)      DECEMBER 31, 2002
                                --------------------------  ------------------------
                                   SHARES        AMOUNT       SHARES       AMOUNT
------------------------------------------------------------------------------------
Shares sold                         874,309   $ 8,874,981    5,545,951   $56,422,623
Shares from reinvested
  dividends                         312,311     3,163,450      645,913     6,548,422
                                 ----------   -----------   ----------   -----------
                                  1,186,620    12,038,431    6,191,864    62,971,045
Shares redeemed                   1,142,741    11,604,252    1,530,280    15,537,363
                                 ----------   -----------   ----------   -----------
Net increase                         43,879   $   434,179    4,661,584   $47,433,682
                                 ==========   ===========   ==========   ===========

Transactions in capital stock for Mortgage were as follows for the periods indicated:

                                     SIX MONTHS ENDED                YEAR ENDED
                                JUNE 30, 2003 (UNAUDITED)        DECEMBER 31, 2002
                                --------------------------  ----------------------------
                                   SHARES        AMOUNT        SHARES         AMOUNT
----------------------------------------------------------------------------------------
Shares sold                               -   $         -      1,180,139   $  12,000,000
Shares issued from reinvested
  dividends                         458,168     4,694,135      1,543,120      15,636,714
                                 ----------   -----------   ------------   -------------
                                    458,168     4,694,135      2,723,259      27,636,714
Shares redeemed                   1,149,840    11,800,000     23,318,083     237,568,994
                                 ----------   -----------   ------------   -------------
Net decrease                       (691,672)  $(7,105,865)   (20,594,824)  $(209,932,280)
                                 ==========   ===========   ============   =============

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

Transactions in capital stock for Worldwide were as follows for the periods indicated:

                                     SIX MONTHS ENDED              YEAR ENDED
                                JUNE 30, 2003 (UNAUDITED)      DECEMBER 31, 2002
                                --------------------------  ------------------------
                                   SHARES        AMOUNT       SHARES       AMOUNT
------------------------------------------------------------------------------------
Shares sold                       2,358,984   $23,160,418    1,776,664   $15,998,029
Shares from reinvested
  dividends                         713,081     6,878,563      528,670     4,706,751
                                 ----------   -----------   ----------   -----------
                                  3,072,065    30,038,981    2,305,334    20,704,780
Shares redeemed                   3,947,072    38,491,027    2,795,576    25,242,875
                                 ----------   -----------   ----------   -----------
Net decrease                       (875,007)  $(8,452,046)    (490,242)  $(4,538,095)
                                 ==========   ===========   ==========   ===========

Transactions in capital stock for Worldwide Core were as follows for the periods indicated:

                                     SIX MONTHS ENDED                YEAR ENDED
                                 JUNE 30, 2003 (UNAUDITED)       DECEMBER 31, 2002
                                ---------------------------  --------------------------
                                   SHARES        AMOUNT        SHARES        AMOUNT
---------------------------------------------------------------------------------------
Shares sold                         932,404   $ 10,495,901    2,695,168   $  29,425,136
Shares from reinvested
  dividends                         146,880      1,657,866      801,646       8,767,984
                                 ----------   ------------   ----------   -------------
                                  1,079,284     12,153,767    3,496,814      38,193,120
Shares redeemed                   2,677,252     30,251,719   13,097,279     143,619,801
                                 ----------   ------------   ----------   -------------
Net decrease                     (1,597,968)  $(18,097,952)  (9,600,465)  $(105,426,681)
                                 ==========   ============   ==========   =============

Transactions in capital stock for International were as follows for the periods indicated:

                                     SIX MONTHS ENDED              YEAR ENDED
                                JUNE 30, 2003 (UNAUDITED)       DECEMBER 31, 2002
                                --------------------------  -------------------------
                                   SHARES        AMOUNT       SHARES        AMOUNT
-------------------------------------------------------------------------------------
Shares sold                       7,302,663   $64,743,881    8,154,336   $ 66,007,172
Shares from reinvested
  dividends                         629,716     5,401,410      590,568      4,895,380
                                 ----------   -----------   ----------   ------------
                                  7,932,379    70,145,291    8,744,904     70,902,552
Shares redeemed                   8,325,850    73,664,506   12,907,187    106,347,512
                                 ----------   -----------   ----------   ------------
Net decrease                       (393,471)  $(3,519,215)  (4,162,283)  $(35,444,960)
                                 ==========   ===========   ==========   ============

FFTW FUNDS, INC.

  JUNE 30, 2003 (UNAUDITED)

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

                                     SIX MONTHS ENDED              YEAR ENDED
                                JUNE 30, 2003 (UNAUDITED)       DECEMBER 31, 2002
                                --------------------------  -------------------------
                                   SHARES        AMOUNT       SHARES        AMOUNT
-------------------------------------------------------------------------------------
Shares sold                       2,211,566   $17,801,244       61,349   $    500,000
Shares from reinvested
  dividends                          86,797       728,008      261,237      2,040,220
                                 ----------   -----------   ----------   ------------
                                  2,298,363    18,529,252      322,586      2,540,220
Shares redeemed                      71,130       569,446    3,223,856     23,566,195
                                 ----------   -----------   ----------   ------------
Net increase (decrease)           2,227,233   $17,959,806   (2,901,270)  $(21,025,975)
                                 ==========   ===========   ==========   ============

Transactions in capital stock for U.S. Inflation-Indexed were as follows for the periods indicated:

                                     SIX MONTHS ENDED              YEAR ENDED
                                JUNE 30, 2003 (UNAUDITED)      DECEMBER 31, 2002
                                --------------------------  ------------------------
                                   SHARES        AMOUNT       SHARES       AMOUNT
------------------------------------------------------------------------------------
Shares sold                       2,068,051   $22,700,000    8,629,124   $91,076,001
Shares from reinvested
  dividends                         175,079     1,937,022      521,956     5,591,150
                                 ----------   -----------   ----------   -----------
                                  2,243,130    24,637,022    9,151,080    96,667,151
Shares redeemed                   2,672,328    29,151,000    4,817,699    51,032,000
                                 ----------   -----------   ----------   -----------
Net increase (decrease)            (429,198)  $(4,513,978)   4,333,381   $45,635,151
                                 ==========   ===========   ==========   ===========

Transactions in capital stock for Global Inflation-Indexed were as follows for the periods indicated:

                                                   PERIOD FROM
                                                JANUARY 14, 2003*
                                           TO JUNE 30, 2003 (UNAUDITED)
                                          ------------------------------
                                              SHARES          AMOUNT
------------------------------------------------------------------------
Shares sold                                  2,007,810     $20,199,973
Shares issued from reinvested dividends         32,987         337,918
                                            ----------     -----------
                                             2,040,797      20,537,891
                                            ----------     -----------
Net increase                                 2,040,797     $20,537,891
                                            ==========     ===========

*    Commencement of operations

FFTW FUNDS, INC.

  DIRECTORS AND OFFICERS

Listed in the charts below is basic information regarding the Directors and officers of the Fund.

INDEPENDENT DIRECTORS:

                                                                               NUMBER OF
                                     TERM OF              PRINCIPAL          PORTFOLIOS IN
                     POSITION(S)  OFFICE(1) AND         OCCUPATION(S)        FUND COMPLEX
  NAME, ADDRESS,      HELD WITH     LENGTH OF            DURING PAST          OVERSEEN BY      OTHER DIRECTORSHIPS
      AND AGE           FUND       TIME SERVED           FIVE YEARS            DIRECTOR         HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------
John C Head III      Director     Since June      Managing Member of                 18     Chairman of the Board of
c/o FFTW, Inc.                    1989            Head & Company L.L.C.                     ESG Re Limited and a
200 Park Avenue                                   since 1987.                               director of other private
New York, NY                                                                                companies.
Age: 55

Lawrence B. Krause   Director     Since April     Professor at the                   18     Director - PriceSmart
c/o FFTW, Inc.                    1991            University of California                  Inc.
200 Park Avenue                                   - San Diego ("UCSD"), La
New York, NY                                      Jolla, CA since 1987;
Age: 73                                           member of the Council on
                                                  Foreign Relations and
                                                  Journal of Economic
                                                  Research.

Saul H. Hymans       Director     Since April     Professor of Economics             18     N/A
c/o FFTW, Inc.                    1999            and Statistics and
200 Park Avenue                                   Director of the Research
New York, NY                                      Seminar in Quantitative
Age: 66                                           Economics at The
                                                  University of Michigan;
                                                  member of the Michigan
                                                  faculty since 1964.

Andrea Redmond       Director     Since April     Managing Director of               18     N/A
c/o FFTW, Inc.                    1999            Russell Reynolds
200 Park Avenue                                   Associates, Inc., an
New York, NY                                      executive search firm,
Age: 47                                           since 1986.

1 Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified. FFTW Funds, Inc.

FFTW FUNDS, INC.

INTERESTED DIRECTORS:

                                                                               NUMBER OF
                                     TERM OF              PRINCIPAL          PORTFOLIOS IN
                     POSITION(S)  OFFICE(1) AND         OCCUPATION(S)        FUND COMPLEX
  NAME, ADDRESS,      HELD WITH     LENGTH OF            DURING PAST          OVERSEEN BY      OTHER DIRECTORSHIPS
      AND AGE           FUND       TIME SERVED           FIVE YEARS            DIRECTOR         HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------
Onder John Olcay(2)  Chairman of  Since February  Vice Chairman and                  18     Chairman of the Board
FFTW, Inc.           the Board    1989, formerly  Managing Director of                      Directors of the
200 Park Avenue      of           President.      FFTW, Inc. and its parent                 following Boards: Fischer
New York, NY         Directors                    company, Charter Atlantic                 Francis Trees & Watts
Age: 66                                           Corporation since 1983.                   (Singapore), Pte. Ltd.,
                                                                                            FFTW-KK, Tokyo, FFTW
                                                                                            Funds Selection, FFTW
                                                                                            Funds Selection II, FFTW
                                                                                            Mortgage Total Return
                                                                                            Fund plc and FFTW Global
                                                                                            Debt Fund plc.

Stephen P.           Director,    Principal       Managing Director of               18     Director of the following
Casper(2)            Principal    Executive       FFTW, Inc. and its parent                 Boards: The Depository
FFTW, Inc.           Executive    Officer and     company, Charter Atlantic                 Trust & Clearing
200 Park Avenue      Officer and  President       Corporation since                         Corporation, and related
New York, NY         President.   since November  December 1991; Chief                      entities, FFTW Funds
Age: 53                           2002, formerly  Financial Officer of                      Selection, FFTW Funds
                                  Vice President  FFTW, Inc. and its parent                 Selection II, FFTW
                                  from February   company, Charter Atlantic                 Diversified Alpha Fund
                                  2001-November   Corporation from February                 Ltd., FFTW Mortgage Total
                                  2002, Director  1990 through May 2001;                    Return Fund plc, and FFTW
                                  since November  Chief Operating Officer                   Global Debt Fund plc.
                                  1997;           of FFTW, Inc. and its
                                  formerly,       parent company Charter
                                  Treasurer from  Atlantic Corporation
                                  October 1990-   since May 2001.
                                  November 1997

1 Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.
2 Messrs. Olcay and Casper are considered "interested persons" of FFTW Funds, Inc. (the "Fund") as defined in the Investment Company Act of 1940, as amended, because of their positions with FFTW, Inc., which serves as Investment Adviser to the Fund.

FFTW FUNDS, INC.

PRINCIPAL OFFICERS:

                                                                 TERM OF
                                                              OFFICE(1)AND
        NAME, ADDRESS,           POSITION(S) HELD               LENGTH OF                     PRINCIPAL OCCUPATION(S)
            AND AGE                 WITH FUND                  TIME SERVED                    DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
William E. Vastardis             Treasurer and     Treasurer since November 1997;       President and Managing Member of
EOS Fund Services LLC            Principal         formerly, Secretary from February    EOS Fund Services LLC; Managing
26 West 17th Street, 6th Floor   Financial         1998 to May 2000                     Director and Head of Fund
New York, NY 10011               Officer                                                Administration for Investors
Age: 47                                                                                 Capital Services, Inc. (formerly
                                                                                        AMT Capital Services, Inc.) from
                                                                                        1992 to 2003.

James L. Smith                   Assistant         Since February 2002                  Director, Mutual Fund
Investors Bank & Trust           Treasurer                                              Administration, Investors Bank
200 Clarendon Street                                                                    since December 2001; Executive
Boston, MA 02116                                                                        Director, USAA Investment
Age: 43                                                                                 Management Company, 1999-2001;
                                                                                        Compliance Office, BISYS Fund
                                                                                        Services, 1996-1999.

Robin S. Meister                 Secretary         Since May 2000                       General Counsel of FFTW, Inc. since
FFTW, Inc.                                                                              September 1998; Legal Counsel,
200 Park Avenue                                                                         FFTW, Inc. since 1997.
New York, NY
Age: 44

Jill Grossberg                   Assistant         Since May 2000                       Director, Mutual Fund
Investors Bank & Trust           Secretary                                              Administration, Investors Bank
200 Clarendon Street                                                                    since April 2000, Associate
Boston, MA 02116                                                                        Counsel, Putnam Investments, Inc.
Age: 57                                                                                 from 1995-2000.

1 Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

 OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS
---------------------------

Stephen P. Casper
DIRECTOR, PRESIDENT AND PRINCIPAL
EXECUTIVE OFFICER OF THE FUND

John C Head III
DIRECTOR OF THE FUND

Saul H. Hymans
DIRECTOR OF THE FUND

Lawrence B. Krause
DIRECTOR OF THE FUND

Andrea Redmond
DIRECTOR OF THE FUND

Onder John Olcay
CHAIRMAN OF THE BOARD

William E. Vastardis
TREASURER AND PRINCIPAL
FINANCIAL OFFICER OF THE FUND

James L. Smith
ASSISTANT TREASURER OF THE FUND

Robin S. Meister
SECRETARY OF THE FUND

Jill Grossberg
ASSISTANT SECRETARY OF THE FUND

INVESTMENT ADVISER

Fischer Francis Trees & Watts, Inc.
200 Park Avenue, 46th Floor
New York, NY 10166

SUB-ADVISER

Fischer Francis Trees & Watts
2 Royal Exchange
London, EC3V 3RA

OPERATIONS MONITORING AGENT

EOS Fund Services LLC
26 West 17th Street, 6th Floor
New York, NY 10011

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND FUND ACCOUNTING AGENT

Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS

KPMG LLP
757 Third Avenue, 10th floor
New York, NY 10017

--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

         Not applicable to this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable to this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable to this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable to this filing.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this filing.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a)(1) Code of Ethics Described in Item 2: Not applicable to this filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               FFTW Funds, Inc.

By (Signature and Title):           /s/ Stephen P. Casper
                                    ---------------------
                                    Stephen P. Casper, President and Principal
                                    Executive Officer

                                    Date   9/5/03
                                        ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By (Signature and Title):           /s/ Stephen P. Casper
                                    ---------------------
                                    Stephen P. Casper, President and Principal
                                    Executive Officer

                                    Date   9/5/03
                                        ------------

By (Signature and Title):           /s/ William E. Vastardis
                                    --------------------------
                                    William E. Vastardis, Treasurer and
                                    Principal Financial Officer

                                    Date   9/5/03
                                        -------------